UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.0%
Domestic Equity Investment Companies - 51.3%

VALIC Co. I Blue Chip Growth Fund	1,631,602	$30,527,275
VALIC Co. I Dividend Value Fund	1,117,159	15,662,572
VALIC Co. I Mid Cap Index Fund	820,523	23,532,608
VALIC Co. I Mid Cap Strategic Growth Fund	388,382	6,711,234
VALIC Co. I Nasdaq-100 Index Fund	1,890,445	19,188,017
VALIC Co. I Science & Technology Fund	576,705	16,211,175
VALIC Co. I Small Cap Index Fund	745,376	15,824,333
VALIC Co. I Small Cap Special Values Fund	582,195	8,296,276
VALIC Co. I Stock Index Fund	1,124,578	42,239,160
VALIC Co. I Value Fund	120,958	1,837,355
VALIC Co. II Capital Appreciation Fund	984,279	16,191,383
VALIC Co. II Large Cap Value Fund	400,874	7,187,678
VALIC Co. II Mid Cap Growth Fund	758,968	7,824,965
VALIC Co. II Mid Cap Value Fund	1,182,418	29,300,313
VALIC Co. II Small Cap Growth Fund	627,744	10,477,055
VALIC Co. II Small Cap Value Fund	946,450	15,635,350

Total Domestic Equity Investment Companies (cost $205,386,996)		266,646,749

Fixed Income Investment Companies - 19.3%

VALIC Co. I Capital Conservation Fund	999,894	10,008,937
VALIC Co. I Government Securities Fund	915,210	10,012,398
VALIC Co. I Inflation Protected Fund	885,688	9,955,137
VALIC Co. I International Government Bond Fund	104,159	1,243,658
VALIC Co. II Core Bond Fund	2,737,237	30,492,820
VALIC Co. II High Yield Bond Fund	1,576,744	12,361,676
VALIC Co. II Strategic Bond Fund	2,232,681	25,966,080

Total Fixed Income Investment Companies (cost $99,242,771)		100,040,706

International Equity Investment Companies - 21.7%

VALIC Co. I Emerging Economies Fund	3,041,706	24,151,143
VALIC Co. I Foreign Value Fund	2,894,402	29,783,392
VALIC Co. I International Equities Index Fund	4,334,068	30,555,179
VALIC Co. I International Growth Fund	1,559,539	21,630,806
VALIC Co. II International Opportunities Fund	467,888	6,906,033

Total International Equity Investment Companies (cost $112,051,215)		113,026,553

Real Estate Investment Companies - 7.7%

VALIC Co. I Global Real Estate Fund (cost $35,831,859)	4,478,918	39,772,792

TOTAL INVESTMENTS (cost $452,512,841)(2)	100.0%	519,486,800
Other assets less liabilities	0.0	55,827

NET ASSETS —	100.0%	$519,542,627

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$519,486,800	$—	$—	$519,486,800

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Advertising Agencies - 1.0%

Interpublic Group of Cos., Inc.	43,020	$872,876

Aerospace/Defense - 1.0%

Raytheon Co.	8,610	918,687

Apparel Manufacturers - 1.3%

Michael Kors Holdings, Ltd.†	8,000	613,680
Under Armour, Inc., Class A†	7,130	516,854

		1,130,534

Applications Software - 6.5%

Intuit, Inc.	15,670	1,470,943
Microsoft Corp.	61,590	2,944,618
salesforce.com, Inc.†	21,500	1,287,205

		5,702,766

Athletic Footwear - 1.6%

NIKE, Inc., Class B	14,300	1,419,847

Auto/Truck Parts & Equipment-Original - 0.8%

Delphi Automotive PLC	9,770	712,722

Beverages-Non-alcoholic - 4.2%

Coca-Cola Enterprises, Inc.	25,250	1,109,485
PepsiCo, Inc.	25,760	2,578,576

		3,688,061

Building Products-Cement - 0.9%

Martin Marietta Materials, Inc.	6,470	776,659

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	30,999	1,768,183

Casino Hotels - 0.8%

Las Vegas Sands Corp.	10,930	696,132

Chemicals-Diversified - 1.0%

Dow Chemical Co.	18,880	918,890

Computer Services - 2.0%

Accenture PLC, Class A	9,330	805,459
Cognizant Technology Solutions Corp., Class A†	17,240	930,788

		1,736,247

Computer Software - 0.9%

Akamai Technologies, Inc.†	11,640	752,060

Computers - 7.1%

Apple, Inc.	53,130	6,318,751

Computers-Memory Devices - 2.7%

EMC Corp.	38,110	1,156,639
SanDisk Corp.	11,470	1,186,686

		2,343,325

Cosmetics & Toiletries - 3.0%

Colgate-Palmolive Co.	20,750	1,443,992
Estee Lauder Cos., Inc., Class A	16,320	1,209,965

		2,653,957

Diversified Manufacturing Operations - 1.2%

Danaher Corp.	12,890	1,077,088

E-Commerce/Services - 2.4%

Netflix, Inc.†	1,850	641,191
Priceline Group, Inc.†	1,287	1,493,165

		2,134,356

Electronic Forms - 1.1%

Adobe Systems, Inc.†	12,840	946,051

Electronic Security Devices - 1.1%

Tyco International PLC	23,440	1,005,576

Engineering/R&D Services - 1.0%

Fluor Corp.	13,984	866,868

Engines-Internal Combustion - 1.3%

Cummins, Inc.	7,660	1,115,449

Finance-Credit Card - 3.5%

Discover Financial Services	11,290	740,060
Visa, Inc., Class A	9,260	2,390,839

		3,130,899

Finance-Other Services - 1.3%

Intercontinental Exchange, Inc.	5,159	1,165,882

Food-Misc./Diversified - 1.2%

Mondelez International, Inc., Class A	28,070	1,100,344

Industrial Gases - 1.1%

Praxair, Inc.	7,420	952,580

Instruments-Controls - 2.0%

Honeywell International, Inc.	17,700	1,753,539

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	20,400	1,154,436

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	27,375	2,127,037

Internet Content-Information/News - 1.0%

LinkedIn Corp., Class A†	3,990	902,817

Investment Management/Advisor Services - 2.5%

Ameriprise Financial, Inc.	8,440	1,112,139
BlackRock, Inc.	3,030	1,088,012

		2,200,151

Medical-Biomedical/Gene - 10.1%

Alexion Pharmaceuticals, Inc.†	6,290	1,225,921
Biogen Idec, Inc.†	3,780	1,163,068
Celgene Corp.†	14,350	1,631,452
Gilead Sciences, Inc.†	19,500	1,956,240
Illumina, Inc.†	4,874	930,398
Regeneron Pharmaceuticals, Inc.†	2,040	848,864
Vertex Pharmaceuticals, Inc.†	10,230	1,205,912

		8,961,855

Medical-Drugs - 1.0%

Bristol-Myers Squibb Co.	14,370	848,549

Medical-Generic Drugs - 2.8%

Actavis PLC†	5,690	1,539,771
Perrigo Co. PLC	6,005	961,941

		2,501,712

Medical-HMO - 1.2%

UnitedHealth Group, Inc.	10,330	1,018,848

Medical-Wholesale Drug Distribution - 1.6%

McKesson Corp.	6,690	1,409,984

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.	5,370	1,277,523

Multimedia - 1.1%

Viacom, Inc., Class B	12,460	942,350

Networking Products - 0.7%

Fortinet, Inc.†	22,681	625,088

Oil Companies-Exploration & Production - 1.4%

EOG Resources, Inc.	13,960	1,210,611

Oil-Field Services - 3.0%

Halliburton Co.	21,680	914,896
Schlumberger, Ltd.	20,440	1,756,818

		2,671,714

Retail-Apparel/Shoe - 1.3%

PVH Corp.	8,840	1,123,918

Retail-Building Products - 2.2%

Home Depot, Inc.	19,860	1,974,084

Retail-Discount - 2.6%

Costco Wholesale Corp.	10,880	1,546,266
Dollar General Corp.†	11,160	744,818

		2,291,084

Retail-Drug Store - 1.3%

CVS Health Corp.	12,440	1,136,518

Retail-Perfume & Cosmetics - 1.0%

Ulta Salon Cosmetics & Fragrance, Inc.†	6,980	882,900

Television - 0.7%

AMC Networks, Inc., Class A†	9,974	646,914

Transport-Services - 1.1%

FedEx Corp.	5,700	1,015,626

Web Portals/ISP - 3.8%

Google, Inc., Class A†	3,080	1,691,167
Google, Inc., Class C†	3,080	1,668,836

		3,360,003

Total Long-Term Investment Securities
(cost $64,896,089)		87,942,051

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 12/01/2014
(cost $481,000)	$481,000	481,000

TOTAL INVESTMENTS
(cost $65,377,089)(1)	100.0%	88,423,051
Liabilities in excess of other assets	(0.0)	(23,620)

NET ASSETS —	100.0%	$88,399,431

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,942,051	$—	$—	$87,942,051
Short-Term Investment Securities	—	481,000	—	481,000

Total Investments at Value	$87,942,051	$481,000	$—	$88,423,051

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 22.4%

VALIC Co. I Blue Chip Growth Fund	626,421	$11,720,328
VALIC Co. I Dividend Value Fund	109,454	1,534,551
VALIC Co. I Mid Cap Index Fund	263,878	7,568,029
VALIC Co. I Mid Cap Strategic Growth Fund	124,751	2,155,705
VALIC Co. I Nasdaq-100 Index Fund	457,327	4,641,869
VALIC Co. I Science & Technology Fund	215,955	6,070,490
VALIC Co. I Small Cap Index Fund	201,542	4,278,730
VALIC Co. I Small Cap Special Values Fund	140,511	2,002,282
VALIC Co. I Stock Index Fund	402,183	15,105,993
VALIC Co. I Value Fund	10,804	164,117
VALIC Co. II Capital Appreciation Fund	200,398	3,296,555
VALIC Co. II Large Cap Value Fund	108,978	1,953,974
VALIC Co. II Mid Cap Growth Fund	211,407	2,179,609
VALIC Co. II Mid Cap Value Fund	276,469	6,850,899
VALIC Co. II Small Cap Growth Fund	101,017	1,685,977
VALIC Co. II Small Cap Value Fund	152,301	2,516,007

Total Domestic Equity Investment Companies (cost $60,036,510)		73,725,115

Fixed Income Investment Companies - 57.6%

VALIC Co. I Capital Conservation Fund	1,364,463	13,658,274
VALIC Co. I Government Securities Fund	587,825	6,430,805
VALIC Co. I Inflation Protected Fund	1,206,254	13,558,294
VALIC Co. I International Government Bond Fund	267,756	3,197,007
VALIC Co. II Core Bond Fund	6,220,069	69,291,568
VALIC Co. II High Yield Bond Fund	3,242,113	25,418,167
VALIC Co. II Strategic Bond Fund	4,957,350	57,653,975

Total Fixed Income Investment Companies (cost $186,312,369)		189,208,090

International Equity Investment Companies - 16.6%

VALIC Co. I Emerging Economies Fund	1,158,467	9,198,229
VALIC Co. I Foreign Value Fund	1,548,676	15,935,875
VALIC Co. I International Equities Index Fund	2,409,317	16,985,682
VALIC Co. I International Growth Fund	701,188	9,725,476
VALIC Co. II International Opportunities Fund	179,657	2,651,734

Total International Equity Investment Companies (cost $55,393,978)		54,496,996

Real Estate Investment Companies - 3.4%

VALIC Co. I Global Real Estate Fund (cost $10,589,000)	1,245,306	11,058,320

TOTAL INVESTMENTS (cost $312,331,857)(2)	100.0%	328,488,521
Other assets less liabilities	0.0	72,257

NET ASSETS —	100.0%	$328,560,778

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$328,488,521	$—	$—	$328,488,521

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.4%
Diversified Financial Services - 5.4%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$424,324
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	771,000	774,434
Asset Backed Securities Corp. FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	1,178,451	1,098,218
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	959,000	968,954
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,278,810
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.52% due 04/15/2021	1,446,000	1,448,758
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,399,863
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	1,064,000	1,070,728
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	790,000	813,961
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,525,729
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,510,665
CLI Funding LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	783,417	789,307
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	1,282,000	1,323,657
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(1)	482,000	500,374
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	140,776	142,905
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	794,258	842,722
First Franklin Mtg. Loan Trust Asset Backed Certs. FRS Series 2006-FF15, Class A5 0.32% due 11/25/2036	1,768,214	1,543,517
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	2,502,000	2,508,373
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	1,521,000	1,525,221
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	855,065
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,323,366
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	1,495,000	1,476,721
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	2,152,000	2,239,051
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	972,812	1,047,673
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(1)	2,262,063	2,392,077
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	317,233
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,014,626
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	1,850,000	1,852,644
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	2,112,307	2,114,231
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	484,942	494,160
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	1,000,000	1,002,556
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	754,700	759,750
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	810,000	822,937
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	3,717,261	3,788,528
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,260,856
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	1,000,000	1,062,416

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(2)	493,465	493,655
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	98,199	99,518
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	1,161,000	1,202,701
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	464,000	482,776

Total Asset Backed Securities (cost $51,719,094)		51,593,060

U.S. CORPORATE BONDS & NOTES - 27.4%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,925,000	1,919,029
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	581,000	590,718
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	668,000	671,045

		3,180,792

Advertising Sales - 0.0%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	265,000	273,613

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	378,000	338,310

Aerospace/Defense - 0.4%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	969,000	991,880
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	696,000	713,543
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,438,747
Raytheon Co. Senior Notes 4.20% due 12/15/2044	729,000	742,835

		3,887,005

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	319,000	322,987
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	254,000	258,445

		581,432

Airlines - 0.2%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	393,000	401,597
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	103,107	105,685
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	104,646	105,692
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	920,000	899,300

		1,512,274

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	469,000	492,450

Apparel Manufacturers - 0.0%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	560,000	322,000

Auto-Cars/Light Trucks - 0.6%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,381,000	1,381,978
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	435,965
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,761,000	1,760,885
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	2,088,000	2,146,385

		5,725,213

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	346,620
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,540,000	1,553,501

		1,900,121

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	362,708

Banks-Commercial - 1.3%

Associated Banc-Corp. Senior Notes 2.75% due 11/15/2019	588,000	589,692
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	367,000	368,762
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,425,839
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	983,387
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	3,623,000	3,729,860
PNC Bank NA Senior Notes 1.13% due 01/27/2017	2,921,000	2,929,515
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,393,000
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	87,000	91,764

		12,511,819

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,617,119

Banks-Super Regional - 0.4%

Comerica, Inc. Senior Notes 2.13% due 05/23/2019	664,000	662,687
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	2,957,000	2,966,406

		3,629,093

Brewery - 0.3%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,354,000	2,359,459

Broadcast Services/Program - 0.1%

Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019	738,000	745,345

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	637,975

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	490,230

Building-Residential/Commercial - 0.1%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	543,750

Cable/Satellite TV - 0.5%

CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	440,000	444,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	875,000	1,033,720
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	485,312
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	727,000	729,987
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	335,000	425,820
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	884,000	1,195,647

		4,315,436

Casino Hotels - 0.2%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	301,840
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*#	366,000	334,432
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	445,000	393,825
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	307,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	173,688

		1,511,285

Casino Services - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	258,000	258,505

Cellular Telecom - 0.2%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	579,000	593,475
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	200,000	203,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	800,000	818,000

		1,614,475

Chemicals-Diversified - 0.1%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	255,000	263,925
Olin Corp. Senior Notes 5.50% due 08/15/2022	284,000	288,970

		552,895

Chemicals-Specialty - 0.4%

Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	522,000	525,291
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	566,000	577,216
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	726,000	753,356
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	590,040
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	726,262
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*#	866,000	914,713

		4,086,878

Closed-End Funds - 0.0%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	343,858

Coal - 0.2%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	624,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	504,000	510,300
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	534,348

		1,668,648

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	274,050
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	642,000

		916,050

Computer Services - 0.1%

IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	450,000	456,750
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	450,000	306,000

		762,750

Computers - 0.2%

Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,352,000	1,501,270

Containers-Metal/Glass - 0.2%

Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	448,000	463,680
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	743,000	822,872
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	277,000	280,463

		1,567,015

Containers-Paper/Plastic - 0.2%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	849,000	772,590
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	266,000	271,320
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	840,000	864,150

		1,908,060

Cosmetics & Toiletries - 0.2%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	654,120

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	773,000	776,738

		1,430,858

Decision Support Software - 0.0%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	226,000	234,475

Distribution/Wholesale - 0.0%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	323,000	313,310

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,728,000	1,752,204
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	4,408,000	5,026,028
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	1,381,000	1,379,935
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	153,000	160,179
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	919,000	1,036,359
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,442,618
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,592,000	1,971,452
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,766,000	1,759,356
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,429,000	1,446,318
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,581,000	1,873,891
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	3,137,000	3,197,237
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	676,000	685,377
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,297,302
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	93,579

		23,121,835

Diversified Financial Services - 0.7%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	1,825,000	1,849,688
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	2,830,000	3,515,231
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,628,098

		6,993,017

Diversified Manufacturing Operations - 0.6%

General Electric Co. Senior Notes 2.70% due 10/09/2022	1,182,000	1,176,690
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,758,000	2,080,041
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	726,000	756,679
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,134,990
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	765,227

		5,913,627

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	720,000	752,400

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	530,000
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	432,480

		962,480

Electric-Integrated - 1.0%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	727,000	762,961
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	516,000	552,325
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,689,000	1,936,535

Entergy Louisiana LLC 1st Mtg. 4.95% due 01/15/2045	726,000	733,471
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	1,001,619
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	1,110,000	1,171,264
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	273,282
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,425,892
Southern Co. Senior Notes 1.30% due 08/15/2017	1,185,000	1,184,066

		9,041,415

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	500,000	500,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,119,094

		1,619,094

Enterprise Software/Service - 0.0%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	395,000	370,313

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	181,000	178,738
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	220,000	224,400
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	696,367
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	232,000	289,420

		1,388,925

Finance-Commercial - 0.0%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	208,505
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	212,300

		420,805

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	602,000	608,020
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,135,000	1,159,481

		1,767,501

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	230,000	23

		41

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	846,527

Finance-Other Services - 0.3%

Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	305,000	299,662
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,209,813

		2,509,475

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020#	451,000	417,175

Food-Dairy Products - 0.0%

WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	159,000	166,950

Food-Meat Products - 0.1%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	391,000	394,910
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	637,500

		1,032,410

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	677,000	883,574

Food-Retail - 0.1%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	630,000	633,150
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	435,000	431,737

		1,064,887

Food-Wholesale/Distribution - 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	281,000	283,810
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	1,152,000	1,182,832

		1,466,642

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(3)(7)(8)	6,226	1,259

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	208,000	221,000
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	688,000	734,440
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	133,000	147,298
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	422,240
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	521,000	535,327

		2,060,305

Insurance Brokers - 0.1%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	875,000	885,937

Insurance-Life/Health - 0.6%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	632,341
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,430,991
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,476,080
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	361,808
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	969,000	974,312

		5,875,532

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,695,301
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,319,592

		4,014,893

Insurance-Mutual - 0.2%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,410,710

Investment Management/Advisor Services - 0.0%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	319,000	337,343

Machinery-Farming - 0.5%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	2,626,000	2,630,737
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,975,000	1,981,237

		4,611,974

Medical Labs & Testing Services - 0.4%

Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,037,000	2,042,211
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,606,340

		3,648,551

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	431,828
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	617,000	807,097
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	519,000	469,695

		1,708,620

Medical-Biomedical/Gene - 0.3%

Gilead Sciences, Inc. Senior Notes 2.35% due 02/01/2020	580,000	586,990
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	974,000	1,003,289

Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	1,428,000	1,495,416

		3,085,695

Medical-Drugs - 0.2%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	994,000	1,016,365
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	1,079,000	1,163,877

		2,180,242

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	2,144,000	2,303,138

Medical-HMO - 0.0%

Centene Corp. Senior Notes 4.75% due 05/15/2022	410,000	414,100

Medical-Hospitals - 0.3%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	321,250
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	194,245
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	750,000	815,625
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	800,000	845,000
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	607,500
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	128,000	126,080
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	291,000	309,551

		3,219,251

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	591,000	622,815

Metal-Copper - 0.2%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	923,000	928,623
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	711,000	722,256

		1,650,879

Multimedia - 0.1%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	932,050

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,162,000	1,170,156

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	1,864,000	1,902,790

Office Supplies & Forms - 0.0%

ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	56,000	59,780

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	184,140

Oil Companies-Exploration & Production - 1.6%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	318,160
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,704,000	2,076,259
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	575,000	500,250
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	414,000	380,880
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	226,005
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	253,000	189,750
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	478,380
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	610,000	558,150

EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	854,400
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	764,000	584,460
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,383,148
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	613,997
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	870,000	804,750
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	398,000	350,240
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	250,000	223,594
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	526,500
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021#	209,000	173,470
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	648,000	650,969
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	553,000	560,084
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	614,000	543,390
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	255,000	230,775
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	460,000	428,950
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	520,000	449,800
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	107,000	105,930
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	850,000	816,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	382,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	419,000	377,100
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	755,000	581,350
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	127,000	104,140
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	216,000	176,040

		15,648,921

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	246,000	236,160
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	655,650

		891,810

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	414,000	452,812
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	683,000	762,399

		1,215,211

Paper & Related Products - 1.0%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	654,925
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,159,000	2,382,757
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,868,000	1,887,849
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,790,000	2,902,683
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	996,000	1,132,860
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	438,600

		9,399,674

Pipelines - 1.5%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	811,920
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	314,000	323,420
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	125,000	130,625
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	479,000	432,919
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	2,717,000	3,116,777
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,184,515
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	711,000	722,631
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	314,000	304,580
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	710,000	714,480
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	1,322,000	1,411,235
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	729,000	742,829
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	1,021,000	1,037,539
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	205,000	199,875
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	229,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	200,000	202,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	117,000	124,020
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	666,000	686,349
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	384,000	389,760

		13,765,224

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	399,000	405,982
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	525,000	513,844

		919,826

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	828,000	852,840
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	385,000	426,869

		1,279,709

Publishing-Periodicals - 0.2%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	580,000	600,300
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	930,000	892,800

		1,493,100

Real Estate Investment Trusts - 0.3%

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	379,000	386,580
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	599,000	587,020
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	340,864
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,084,000	1,110,558
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	357,000	373,065

		2,798,087

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	756,000	766,611
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	432,945

		1,199,556

Real Estate Operations & Development - 0.0%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	177,000	180,983

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(7)(8)	100,000	4

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	107,000	113,153

Retail-Apparel/Shoe - 0.0%

Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	328,638

Retail-Appliances - 0.1%

Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*#	641,000	556,068

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	2,145,000	2,346,748

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	269,000	270,345

Retail-Discount - 0.1%

Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	985,000	1,023,948

Retail-Drug Store - 0.5%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	581,877	629,101
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	298,034	345,734
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	516,150	608,768
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	1,407,000	1,436,934
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	1,445,000	1,520,534

		4,541,071

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	1,020,000	987,780

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	620,000	508,400

Retail-Restaurants - 0.1%

Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	543,576
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*#	608,000	612,560

		1,156,136

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,628,143
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,927,000	3,284,934
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,509,641

		7,422,718

Schools - 0.2%

Northwestern University Notes 4.20% due 12/01/2047	679,000	711,844
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	354,066
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	536,998

		1,602,908

Security Services - 0.2%

ADT Corp. Senior Notes 3.50% due 07/15/2022	1,667,000	1,458,625

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	478,000	493,678

Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	210,000	192,150

		685,828

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	267,000	271,339
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	384,532

		655,871

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,540,466
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	470,354

		2,010,820

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	853,712

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	689,000	682,751
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,378,096

		2,060,847

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	507,000	486,720
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	377,000	391,137

		877,857

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	743,000	749,421

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	438,700

Telecom Services - 0.0%

Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	434,000	438,340

Telephone-Integrated - 1.0%

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	465,150
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,217,000	1,297,626
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	248,000	249,240
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	810,660
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	342,370
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	667,544
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,361,000	1,365,050
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,464,000	1,454,124
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	130,000	142,289
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,668,000	1,738,982
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	875,000	1,083,119

		9,616,154

Television - 0.1%

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	610,000	629,825

Transport-Equipment & Leasing - 0.0%

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	242,000	238,370

Transport-Rail - 0.0%

Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	436,000	445,810

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	166,000	178,865

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	698,742

Equinix, Inc. Senior Notes 5.38% due 01/01/2022	205,000	206,025

		904,767

Wire & Cable Products - 0.1%

Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	334,000	338,175
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	516,000	428,280

		766,455

X-Ray Equipment - 0.0%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	152,000	157,415

Total U.S. Corporate Bonds & Notes (cost $257,535,270)		259,933,429

FOREIGN CORPORATE BONDS & NOTES - 8.1%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	637,500

Banks-Commercial - 3.0%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	1,338,000	1,341,068
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,302,943
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	1,421,000	1,416,690
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,450,000	1,427,722
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	379,128
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	640,000	650,257
Credit Suisse Senior Notes 1.38% due 05/26/2017	2,721,000	2,724,502
Credit Suisse Senior Notes 3.00% due 10/29/2021	1,024,000	1,023,869
Credit Suisse Sub. Notes 5.40% due 01/14/2020	1,359,000	1,529,563
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	3,059,000	3,074,977
ING Bank NV Senior Notes 4.00% due 03/15/2016*	1,996,000	2,074,010
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	2,140,000	2,132,412
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	3,539,000	3,534,697
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	681,000	690,332
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,444,632
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,502,649

		28,249,451

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	593,394

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,778,994

Cable/Satellite TV - 0.1%

Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	323,000	328,094
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	470,000	488,800

		816,894

Casino Hotels - 0.1%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	585,523

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	729,000	759,651

Cruise Lines - 0.1%

NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	199,000	200,493

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	509,960

		710,453

Diversified Banking Institutions - 0.7%

Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	2,651,000	2,646,994
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	901,101
UBS AG Senior Notes 1.38% due 08/14/2017	2,197,000	2,190,046
UBS AG Sub. Notes 5.13% due 05/15/2024	1,007,000	1,007,121
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	398,086

		7,143,348

Diversified Financial Services - 0.1%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,360,000	1,389,463

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	432,000	435,190

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	893,000	908,933
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#	725,000	648,875

		1,557,808

Diversified Operations - 0.1%

Hutchison Whampoa International, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	804,000	803,713

E-Commerce/Products - 0.2%

Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	1,673,000	1,670,537

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	592,887

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 4.13% due 01/15/2020*	2,475,000	2,510,566

Finance-Leasing Companies - 0.1%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	205,000	203,975
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	69,190
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	346,417
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	300,000	308,250

		927,832

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	743,000	740,975
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	400,000	382,284

		1,123,259

Hazardous Waste Disposal - 0.1%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	540,000

Insurance-Life/Health - 0.1%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	588,000	587,477

Medical-Drugs - 0.2%

Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	749,000	771,470
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,471,205
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	156,000	157,560

		2,400,235

Medical-Generic Drugs - 0.2%

Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	992,000	999,026
Perrigo Finance PLC Company Guar. Notes 3.90% due 12/15/2024	726,000	732,267

Perrigo Finance PLC Company Guar. Notes 4.90% due 12/15/2044	736,000	752,395

		2,483,688

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	219,000	211,335

Oil & Gas Drilling - 0.2%

Ensco PLC Senior Notes 5.75% due 10/01/2044	589,000	614,077
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	334,000	288,355
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	660,000	657,444
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	479,349

		2,039,225

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	903,111
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	195,915
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	437,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	354,000	321,255
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	880,000	813,489

		2,670,770

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,785,468
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	1,085,000	1,111,856
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	711,000	710,467
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	729,000	758,685
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	270,890

		4,637,366

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	962,360

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	431,145

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	358,000

Special Purpose Entity - 0.1%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	890,000	892,225

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 6.75% due 02/25/2022#	236,000	256,503
ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	212,055

		468,558

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,019,325

Telecom Services - 0.1%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	780,730
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	618,000	638,857

		1,419,587

Telephone-Integrated - 0.4%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	883,000	1,006,620
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,185,420
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	295,000	309,012

		3,501,052

Total Foreign Corporate Bonds & Notes (cost $76,765,750)		76,908,811

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Banks-Export/Import - 0.3%

Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	2,271,000	2,290,428

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	995,452

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,222,000	1,239,514

Sovereign - 0.8%

Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,032,000	1,021,680
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	960,253
Republic of Portugal Notes 5.13% due 10/15/2024*	1,417,000	1,479,521
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,484,024
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	985,359
United Mexican States Senior Notes 4.75% due 03/08/2044	938,000	967,782

		7,898,619

Total Foreign Government Obligations (cost $12,043,562)		12,424,013

U.S. GOVERNMENT AGENCIES - 29.2%
Federal Home Loan Mtg. Corp. - 7.3%

1.89% due 02/01/2037 FRS	483,777	509,493
2.50% due 01/01/2028	1,279,792	1,311,587
2.50% due 04/01/2028	2,602,173	2,663,643
3.00% due 08/01/2027	531,187	554,238
3.00% due 10/01/2042	2,465,811	2,497,682
3.00% due 11/01/2042	1,948,639	1,973,317
3.00% due 02/01/2043	4,472,309	4,530,453
3.00% due 04/01/2043	4,262,071	4,314,509
3.00% due 05/01/2043	970,551	983,093
3.00% due 08/01/2043	9,031,562	9,140,164
3.50% due 02/01/2042	768,281	800,320
3.50% due 03/01/2042	842,137	877,918
3.50% due 04/01/2042	2,839,384	2,960,598
3.50% due 08/01/2042	9,304,444	9,698,353
3.50% due 09/01/2043	2,598,537	2,711,272
4.00% due 03/01/2023	1,552,339	1,649,176
4.00% due 09/01/2040	418,261	446,541
4.00% due 10/01/2043	9,255,760	9,881,573
4.50% due 11/01/2018	49,758	52,376
4.50% due 02/01/2019	58,397	61,565
4.50% due 01/01/2039	80,576	87,499
4.50% due 12/01/2039	1,605,120	1,768,303
4.50% due 06/01/2041	1,441,070	1,565,625
5.00% due 10/01/2033	6,288	6,961
5.00% due 07/01/2040	1,275,209	1,418,028
5.50% due 11/01/2018	28,486	30,276
5.50% due 11/01/2032	35,110	39,549
5.50% due 07/01/2034	50,749	57,179
5.50% due 02/01/2035	125,475	140,109
5.50% due 07/01/2035	2,537	2,859
5.50% due 01/01/2036	554,464	623,131
5.50% due 05/01/2037	92,299	103,287
6.00% due 07/01/2035	98,707	111,654
6.00% due 03/01/2040	461,264	522,784
6.50% due 12/01/2032	156,133	177,636
6.50% due 02/01/2036	29,671	33,757
6.50% due 09/01/2036	852	1,027
6.50% due 05/01/2037	118,198	134,477
7.00% due 11/01/2016	1,797	1,851
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	825,191	817,484
Series 3572, Class JS 6.65% due 09/15/2039 FRS(2)(5)	2,848,512	469,806
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
1.81% due 04/25/2024(2)	1,500,000	1,438,271
Series 2014-DN1, Class M2
2.36% due 02/25/2024(2)	2,020,000	1,986,242

		69,155,666

Federal National Mtg. Assoc. - 21.0%

2.11% due 05/01/2037 FRS	913,592	971,142
2.38% due 11/01/2036 FRS	1,502,416	1,607,727
2.43% due 08/01/2035 FRS	1,909,954	2,053,645
2.50% due 02/01/2028	2,554,252	2,612,564
2.50% due 04/01/2028	3,727,420	3,812,524
2.98% due 10/01/2040 FRS	1,090,755	1,164,028
3.00% due 10/01/2027	384,368	400,999
3.00% due 11/01/2027	2,632,328	2,746,220
3.00% due 01/01/2028	3,922,537	4,095,324
3.00% due 03/01/2042	2,325,866	2,356,316
3.00% due 12/01/2042	4,088,724	4,138,497
3.00% due 05/01/2043	5,076,051	5,136,536
3.00% due December TBA	13,195,000	13,367,805
3.50% due 08/01/2026	2,765,683	2,934,795
3.50% due 09/01/2026	2,496,252	2,652,355
3.50% due 08/01/2027	472,617	501,057
3.50% due 10/01/2028	5,016,394	5,322,776
3.50% due 12/01/2041	733,699	767,038
3.50% due 03/01/2042	1,075,240	1,123,481
3.50% due 08/01/2042	2,603,435	2,721,848

3.50% due 09/01/2042	879,386	917,752
3.50% due 02/01/2043	4,125,985	4,323,717
3.50% due 03/01/2043	2,160,910	2,255,339
3.50% due 08/01/2043	10,206,446	10,651,010
3.50% due December TBA	10,990,000	11,454,499
4.00% due 11/01/2025	199,936	214,822
4.00% due 04/01/2039	2,835,947	3,031,509
4.00% due 06/01/2039	782,538	843,931
4.00% due 09/01/2040	237,760	254,401
4.00% due 10/01/2040	541,911	579,280
4.00% due 12/01/2040	3,740,695	4,000,271
4.00% due 10/01/2041	4,979,796	5,323,195
4.00% due 11/01/2041	2,779,535	2,971,207
4.00% due 10/01/2043	7,578,979	8,101,613
4.00% due 12/01/2043	701,113	754,804
4.00% due December TBA	11,112,000	11,863,796
4.50% due 06/01/2018	7,767	8,183
4.50% due 10/01/2024	1,082,119	1,171,154
4.50% due 03/01/2025	1,462,911	1,561,825
4.50% due 06/01/2039	347,201	380,709
4.50% due 09/01/2039	2,170,273	2,363,974
4.50% due 01/01/2040	828,217	915,117
4.50% due 02/01/2040	1,604,535	1,774,432
4.50% due 05/01/2040	623,320	687,407
4.50% due 08/01/2040	811,238	889,721
4.50% due 09/01/2040	5,329,542	5,806,532
4.50% due 11/01/2040	753,914	821,387
4.50% due 12/01/2040	761,612	829,755
4.50% due 05/01/2041	1,746,966	1,902,060
4.50% due 07/01/2041	1,022,047	1,113,392
4.50% due 03/01/2042	7,607,402	8,281,179
4.50% due December TBA	5,462,000	5,936,085
5.00% due 03/15/2016	248,000	263,061
5.00% due 09/01/2018	4,242	4,544
5.00% due 10/01/2018	3,845	4,119
5.00% due 03/01/2020	8,481	9,115
5.00% due 06/01/2022	212,524	229,545
5.00% due 10/01/2024	440,655	472,062
5.00% due 09/01/2033	1,412,153	1,570,627
5.00% due 04/01/2040	885,890	985,298
5.00% due 05/01/2040	1,526,861	1,697,549
5.00% due 06/01/2040	7,480,304	8,316,931
5.00% due 07/01/2040	4,075,673	4,522,347
5.00% due December TBA	1,500,000	1,663,125
5.50% due 12/01/2029	373,944	419,200
5.50% due 12/01/2033	80,120	90,276
5.50% due 05/01/2034	75,082	84,650
5.50% due 02/01/2037	715,677	801,718
5.50% due 07/01/2037	95,720	107,038
5.50% due 08/01/2037	3,730,737	4,175,675
5.50% due 06/01/2038	473,215	532,411
5.50% due 09/01/2039	1,303,224	1,468,811
6.00% due 09/01/2016	3,643	3,653
6.00% due 12/01/2016	2,449	2,541
6.00% due 12/01/2033	86,175	98,428
6.00% due 08/01/2034	61,110	69,775
6.00% due 11/01/2035	154,789	175,987
6.00% due 06/01/2036	157,353	179,321
6.00% due 12/01/2036	293,163	332,654
6.00% due 10/01/2037	44,359	50,214
6.00% due 11/01/2037	168,704	191,584
6.00% due 05/01/2038	80,835	91,767
6.00% due 07/01/2038	1,382,935	1,569,122
6.00% due 09/01/2038	748,625	850,182
6.00% due 11/01/2038	471,855	536,082
6.50% due 02/01/2017	3,605	3,743
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.76% due 01/25/2024 FRS(2)	2,043,008	2,035,837
Series 2013-C01, Class M1
2.16% due 10/25/2023 FRS(2)	3,029,214	3,043,466
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,056,703	1,062,189

		200,185,382

Government National Mtg. Assoc. - 0.8%

4.00% due 03/20/2044	2,465,895	2,648,126
4.50% due 05/15/2039	1,068,689	1,192,160
5.00% due 05/15/2034	413,975	459,808
5.00% due 01/15/2040	840,217	938,013
5.50% due 12/15/2039	1,176,908	1,314,446
6.00% due 10/15/2039	953,420	1,077,510
7.00% due 09/15/2028	4,428	4,561

		7,634,624

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	574,245

Total U.S. Government Agencies (cost $272,761,032)		277,549,917

U.S. GOVERNMENT TREASURIES - 21.3%
United States Treasury Bonds - 5.0%

2.75% due 11/15/2042	176,000	170,294
2.88% due 05/15/2043	1,300,000	1,288,219
3.13% due 11/15/2041	830,000	869,684
3.13% due 02/15/2042	8,027,000	8,390,093
3.13% due 02/15/2043	3,700,000	3,850,890
3.13% due 08/15/2044	369,000	384,048
3.38% due 05/15/2044	2,531,000	2,759,382
3.50% due 02/15/2039	2,674,000	2,989,449
3.63% due 08/15/2043	2,000,000	2,280,624
3.63% due 02/15/2044	3,477,000	3,967,041
3.75% due 08/15/2041	152,000	178,077
3.75% due 11/15/2043	5,000,000	5,828,125
4.25% due 11/15/2040	3,000,000	3,786,327
4.38% due 05/15/2041	1,901,000	2,455,410
4.50% due 02/15/2036	3,610,000	4,685,950
4.50% due 05/15/2038	588,000	762,976
4.63% due 02/15/2040	284,000	376,744
5.25% due 11/15/2028	1,575,000	2,094,627
8.13% due 08/15/2019	158,000	206,128

		47,324,088

United States Treasury Notes - 16.3%

0.07% due 01/31/2016 FRS	4,324,000	4,323,421
0.13% due 04/15/2018 TIPS(4)	2,262,251	2,285,050
0.25% due 01/15/2015	3,000,000	3,000,585
0.25% due 03/31/2015	4,000,000	4,003,124
0.38% due 04/15/2015	1,900,000	1,902,375
0.38% due 11/15/2015	76,000	76,172
0.38% due 03/31/2016	8,453,000	8,466,871
0.50% due 07/31/2017	7,436,000	7,379,070
0.63% due 08/31/2017	2,750,000	2,734,960
0.75% due 10/31/2017	19,634,000	19,560,372
0.75% due 12/31/2017	351,000	348,779
0.88% due 12/31/2016	5,005,000	5,040,190
0.88% due 02/28/2017	7,000,000	7,043,750
1.00% due 08/31/2016	3,656,000	3,695,130
1.00% due 05/31/2018	4,000,000	3,985,936
1.25% due 10/31/2015	2,407,000	2,431,633
1.38% due 06/30/2018	4,000,000	4,034,376
1.38% due 07/31/2018	4,800,000	4,837,123
1.38% due 12/31/2018	2,002,000	2,007,944
1.50% due 06/30/2016	158,000	160,975
1.50% due 08/31/2018	7,000,000	7,080,934
1.50% due 01/31/2019	14,000,000	14,099,526
1.63% due 08/15/2022	2,038,000	1,984,503
1.75% due 05/15/2023	10,200,000	9,930,659
2.00% due 11/15/2021	1,001,000	1,007,804
2.00% due 02/15/2022	6,280,000	6,312,380
2.25% due 11/15/2024	1,918,000	1,927,590
2.38% due 05/31/2018	5,631,000	5,876,917
2.50% due 04/30/2015	7,500,000	7,576,755
2.75% due 12/31/2017	2,267,000	2,390,622
3.00% due 02/28/2017	830,000	874,483
3.13% due 05/15/2019	262,000	281,507
3.13% due 05/15/2021	2,199,000	2,371,140
3.38% due 11/15/2019	1,099,000	1,196,966
3.50% due 05/15/2020	3,472,000	3,812,419
3.63% due 08/15/2019	78,000	85,690
4.25% due 08/15/2015	750,000	771,973

		154,899,704

Total U.S. Government Treasuries (cost $197,103,809)		202,223,792

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,121,139
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	1,022,655
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	961,995

Total Municipal Bonds & Notes (cost $2,917,697)		3,105,789

COMMON STOCKS - 0.0%
Power Converter/Supply Equipment - 0.0%

TPT Acquisition, Inc.†(7)(8)	2,970	44,550

Television - 0.0%

ION Media Networks, Inc.†(7)(8)	79	48,367

Total Common Stocks (cost $44,551)		92,917

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	22,875	514,230

Federal Home Loan Mtg. Corp. - 0.0%

Federal Home Loan Mtg. Corp. VRS Series Z 8.38%#	6,900	30,015

Telecom Services - 0.1%

Qwest Corp. 6.13%#	44,275	1,073,669

Total Preferred Securities (cost $1,785,164)		1,617,914

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.9%
Banks-Commercial - 0.2%

Nordea Bank AB VRS Jr. Sub. Notes 6.13% due 09/23/2024*#(6)	698,000	699,396
Zions Bancorporation VRS Series I 5.80% due 06/15/2023(6)	917,000	872,525

		1,571,921

Banks-Super Regional - 0.2%

Fifth Third Bancorp VRS Series J 4.90% due 09/30/2019(6)	1,259,000	1,221,104
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	399,878

		1,620,982

Diversified Banking Institutions - 1.4%

BAC Capital Trust XIII FRS Series F 4.00% due 12/29/2014(6)	822,000	604,170
Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(6)	1,751,000	1,754,502
Credit Agricole SA VRS 6.63% due 09/23/2019*(6)	1,181,000	1,160,333
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(6)	1,298,000	1,262,305
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(6)	1,037,000	1,096,628
Deutsche Bank AG VRS 7.50% due 04/30/2025(6)	2,400,000	2,413,099
JPMorgan Chase & Co. VRS Series V 5.00% due 07/1/2019(6)	990,000	972,180
JPMorgan Chase & Co. VRS Series U 6.13% due 04/30/2024(6)	1,099,000	1,111,364

JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	1,040,000	1,129,034
Societe Generale SA VRS 6.00% due 01/27/2020*(6)	1,997,000	1,885,567

		13,389,182

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	714,000	747,018

Finance-Credit Card - 0.1%

American Express Co. FRS 5.20% due 11/15/2019(6)	1,229,000	1,242,186

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(7)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	769,230

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	484,000	428,340

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	894,400

Insurance-Life/Health - 0.3%

Dai-ichi Life Insurance Co., Ltd. FRS 5.10% due 10/28/2024*(6)	711,000	736,774
Nippon Life Insurance Co. FRS 5.10% due 10/16/2044*	1,453,000	1,504,833
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	899,307

		3,140,914

Insurance-Multi-line - 0.2%

Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	1,020,000	1,034,025
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,169,692

		2,203,717

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,847,890

Total Preferred Securities/Capital Securities (cost $27,353,118)		27,855,795

Total Long-Term Investment Securities (cost $900,029,047)		913,305,437

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio(9)	6,499,044	6,499,044

Time Deposits - 8.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	77,862,000	77,862,000

Total Short-Term Investment Securities (cost $84,361,044)		84,361,044

TOTAL INVESTMENTS (cost $984,390,091)(10)	105.0%	997,666,481
Liabilities in excess of other assets	(5.0)	(47,680,209)

NET ASSETS —	100.0%	$949,986,272

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $128,510,326 representing 13.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Security in default of interest and principal at maturity.
(4)	Principal amount of security is adjusted for inflation.
(5)	Interest Only
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $94,236 representing 0.0% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	At November 30, 2014, the Fund had loaned securities with a total value of $6,357,614. This was secured by collateral of $6,499,044, which was received in cash and subsequently invested in short-term investments currently valued at $6,499,044 as reported in the Portfolio of Investments.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2014 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$51,593,060	$—	$51,593,060
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	1,259	1,259
Recycling	—	—	4	4
Other Industries	—	259,932,166	—	259,932,166
Foreign Corporate Bonds & Notes	—	76,908,811	—	76,908,811
Foreign Government Obligations	—	12,424,013	—	12,424,013
U.S. Government Agencies	—	277,549,917	—	277,549,917
U.S. Government Treasuries	—	202,223,792	—	202,223,792
Municipal Bonds & Notes	—	3,105,789	—	3,105,789
Common Stocks	—	—	92,917	92,917
Preferred Securities	1,617,914	—	—	1,617,914
Preferred Securities/Capital Securities	—	27,855,795	—	27,855,795
Short-Term Investment Securities:
Registered Investment Companies	6,499,044	—	—	6,499,044
Time Deposits	—	77,862,000	—	77,862,000

Total Investments at Value	$8,116,958	$989,455,343	$94,180	$997,666,481

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.4%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$338,869

Medical-Biomedical/Gene - 0.1%

Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020#	509,000	613,345

Medical-Drugs - 0.0%

Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies-Exploration & Production - 0.2%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	889,087

Total Convertible Bonds & Notes (cost $3,105,756)		1,841,301

U.S. CORPORATE BONDS & NOTES - 67.8%
Advertising Services - 0.8%

Getty Images, Inc. Senior Notes 7.00% due 10/15/2020#*	2,800,000	2,278,500
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	980,000	1,007,460

		3,285,960

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	654,668

Applications Software - 0.3%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,416,713

Auto-Cars/Light Trucks - 2.0%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019	1,705,000	1,807,300
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	2,505,000	2,793,075
General Motors Co. Senior Notes 4.88% due 10/02/2023	2,370,000	2,512,200
General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	982,312

		8,094,887

Banks-Commercial - 0.6%

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,033,500
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,625,190

		2,658,690

Banks-Mortgage - 1.0%

Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	4,130,000	4,083,537

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	428,409

Building & Construction Products-Misc. - 1.7%

Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	518,500
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	4,125,000	4,125,000
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,563,875

		7,207,375

Building & Construction-Misc. - 0.8%

Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022#	3,240,000	3,134,700

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,070,000	2,072,588

Building Products-Wood - 0.3%

Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,066,063
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	166,750

		1,232,813

Building-Residential/Commercial - 2.9%

K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	670,000	654,925
K Hovnanian Enterprises, Inc. Company Guar. Notes 8.00% due 11/01/2019*	760,000	760,000
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,207,975
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	442,775
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,579,900

KB Home Company Guar. Notes 7.50% due 09/15/2022	1,205,000	1,292,362
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,627,189
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,632,567
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	289,988
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	382,200

		11,869,881

Cable/Satellite TV — 3.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	147,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	661,675
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	719,022
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,292,456
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,657,670
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	333,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	2,225,000	2,147,125
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	2,009,194
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,798,180
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,096,175
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,414,600

		16,276,997

Cellular Telecom — 6.1%

Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	825,000	908,016
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,262,913
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,460,000	4,549,200
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,165,000	4,362,837
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,417,150
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	254,375
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,411,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024#	370,000	378,325
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,654,775
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,343,250
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	2,450,000	2,535,750
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	228,800

		25,306,391

Chemicals-Plastics — 0.2%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	145,000	140,288
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	530,000	500,850

		641,138

Commercial Services — 0.5%

ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,872,000	1,970,280

Computer Services - 0.4%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	642,600
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	592,800
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	559,125

		1,794,525

Data Processing/Management - 2.9%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	2,871,000	2,978,663
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,278,537
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	4,377,000	4,683,390
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	594,475
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(4)(5)	466,841	492,517

		12,027,582

Decision Support Software - 0.4%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,550,000	1,608,125

Diagnostic Kits - 0.6%

Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,618,875

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	338,350

Diversified Manufacturing Operations - 0.4%

JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,539,425

E-Commerce/Services - 0.0%

IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	146,250

Electric-Integrated - 1.2%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	3,260,000	3,439,300
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031	1,060,000	980,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(6)(7)	605,000	482,487

		4,902,287

Electronic Components-Semiconductors - 1.1%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	3,945,000	4,073,212
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020#	200,000	212,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	250,800

		4,536,512

Enterprise Software/Service - 1.0%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021#*(4)	3,000,000	2,992,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,046,940

		4,039,440

Entertainment Software - 1.8%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,319,600
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	875,000	951,562

		7,271,162

Finance-Auto Loans - 0.4%

GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,685,188

Finance-Consumer Loans - 0.7%

SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,081,575
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	1,995,000	1,915,200

		2,996,775

Finance-Leasing Companies - 0.2%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	845,000	902,038

Finance-Other Services - 0.7%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,304,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	442,800
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	115,000	110,688

		2,857,488

Food-Catering - 0.7%

Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	2,999,412

Food-Retail - 0.5%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	2,075,000	2,085,375

Funeral Services & Related Items - 0.9%

Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,229,900
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,341,535

		3,571,435

Independent Power Producers - 0.4%

Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	545,000	573,613
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.63% due 11/01/2024*	270,000	285,525
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023#	685,000	673,012

		1,532,150

Internet Connectivity Services - 0.1%

Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	298,900
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	225,000

		523,900

Machinery-Farming - 0.5%

Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,786,400
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	231,725

		2,018,125

Medical Products - 0.6%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	647,725
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	1,996,215

		2,643,940

Medical-Drugs - 1.4%

Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	1,599,000	1,754,902
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	4,125,000	4,207,500

		5,962,402

Medical-HMO - 0.6%

MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	1,420,000	1,480,350
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	916,700

		2,397,050

Medical-Hospitals - 5.7%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,024,635
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	6,315,000	6,686,006
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,125,575
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,650,000
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,338,125
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,410,469
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	840,000	814,800
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,394,562

Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	1,895,000	1,866,575
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,965,000	2,195,888

		23,506,635

Medical-Outpatient/Home Medical - 0.3%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	1,120,000	1,148,000

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	735,000	744,188

Office Automation & Equipment - 1.6%

CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,048,987
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,423,000	2,571,409

		6,620,396

Oil Companies-Exploration & Production - 4.0%

Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	440,000	434,500
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,412,587
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	985,000	994,850
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	1,385,000	1,315,750
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	655,988
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	890,000	907,800
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	2,050,000	2,132,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	2,168,000	2,368,540
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	285,000	294,263
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,047,237
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,561,425
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,185,000	1,137,600
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,260,000	1,215,900
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	840,000	855,750

		16,334,190

Physicians Practice Management - 0.2%

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	868,600

Pipelines - 0.8%

Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,549,125
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	355,000	394,050
Kinder Morgan, Inc. Senior Notes 6.50% due 09/15/2020	740,000	843,137
Kinder Morgan, Inc. Senior Notes 7.00% due 06/15/2017	385,000	430,719

		3,217,031

Printing-Commercial - 0.7%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	2,950,000	2,887,313

Publishing-Newspapers - 1.6%

Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,547,700
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,827,794
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	255,000	258,506
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	760,000	817,950

		6,451,950

Radio - 0.5%

Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	555,000	550,838

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,485,900
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,000

		2,099,738

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	2,565,000	97

Rental Auto/Equipment - 0.2%

Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	505,000
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	325,000	329,063

		834,063

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	670,530

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,050,000	2,070,500

Retail-Discount - 0.5%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,900,800

Retail-Home Furnishings - 0.4%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,661,000

Retail-Leisure Products - 0.6%

Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	490,263
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019(4)	1,825,000	1,852,375

		2,342,638

Retail-Restaurants - 0.3%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#*	1,270,000	1,231,900

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(8)(9)	50,000	0

Satellite Telecom - 0.4%

DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,507,200

Semiconductor Equipment - 0.5%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,125,000	2,194,700

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,281,775

Soap & Cleaning Preparation - 0.5%

Sun Products Corp. Senior Notes 7.75% due 03/15/2021#*	2,465,000	2,082,925

Steel-Producers - 2.4%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	2,420,000	2,299,000
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	2,000,000	1,885,000
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,305,600
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	915,000	949,312
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	1,005,000	1,055,250
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	2,291,000	2,508,645

		10,002,807

Telecom Services - 0.6%

Level 3 Escrow II, Inc. Company Guar. Notes 5.38% due 08/15/2022*	2,175,000	2,196,750
tw telecom holdings, Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	260,475

		2,457,225

Telecommunication Equipment - 1.3%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	3,410,000	3,320,487
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	476,525
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,774,125

		5,571,137

Telephone-Integrated - 2.6%

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	340,000	354,450
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,147,119
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	411,090
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,204,862
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,500,575
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,587,017
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	443,594

		10,648,707

Television - 0.4%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,800,000	1,863,000

Theaters - 0.9%

AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	3,175,000	3,516,312

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	75,188
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	410,000	411,537

		486,725

Total U.S. Corporate Bonds & Notes (cost $275,114,266)		279,534,920

FOREIGN CORPORATE BONDS & NOTES - 13.1%
Building Products-Cement - 0.4%

Cemex SAB De CV Senior Sec. Notes 5.70% due 01/11/2025*	1,830,000	1,765,950

Cable/Satellite TV - 1.4%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	3,490,000	3,644,886
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,168,400

		5,813,286

Chemicals-Diversified - 1.3%

INEOS Group Holdings SA Company Guar. Notes 5.88% due 02/15/2019#*	1,225,000	1,191,313
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018#*	4,270,000	4,201,039

		5,392,352

Containers-Metal/Glass - 0.6%

Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019#*(4)	985,000	1,014,550
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	1,385,000	1,371,150
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	142,749

		2,528,449

Diversified Minerals - 1.0%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	4,800,000	4,296,000

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 5.25% due 01/14/2021*	1,020,000	1,074,142

Engineering/R&D Services - 0.7%

Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021	EUR 680,000	709,898
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*	425,000	384,625
Abengoa Greenfield SA Company Guar. Notes 6.50% due 10/01/2019*	2,180,000	1,918,400

		3,012,923

Internet Connectivity Services - 0.4%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	1,340,000	1,410,350

Medical-Drugs - 0.2%

Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	905,000	932,150

Metal-Diversified - 0.1%

Constellium NV Company Guar. Notes 5.75% due 05/15/2024*	430,000	412,800

Multimedia - 0.3%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,290,000	1,322,250

Oil & Gas Drilling - 0.7%

Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022#*	2,990,000	1,756,625
Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017#*(3)	1,110,000	1,029,525

		2,786,150

Oil Companies-Exploration & Production - 1.3%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	1,645,000	1,636,775
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	480,000	423,600
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,073,600
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	2,465,000	2,113,737

		5,247,712

Satellite Telecom - 1.3%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022#	590,000	615,075
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	1,000,000	1,061,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	825,000	884,813
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018	235,000	240,875
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	2,405,000	2,492,181

		5,294,194

Semiconductor Equipment - 0.2%

Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	710,000	753,488

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(6)(10)	925,000	0

Steel-Producers - 0.5%

ArcelorMittal Senior Notes 7.25% due 03/01/2041#	720,000	723,600
ArcelorMittal Senior Notes 7.50% due 10/15/2039	1,210,000	1,252,350

		1,975,950

Telecom Services - 1.8%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	985,000	994,850
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	750,000	793,875
Altice Finco SA Senior Sec. Notes 8.13% due 01/15/2024*	300,000	308,250
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	535,000	591,753
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	597,484
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,276,402
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR 2,245,000	2,791,994
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	227,700

		7,582,308

Telephone-Integrated - 0.4%

Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	1,710,000	1,705,725

Television - 0.2%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	868,237

Total Foreign Corporate Bonds & Notes (cost $57,878,965)		54,174,416

LOANS(2)(11)(12) - 2.9%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(1)	600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc.† Escrow Loans 12.25% due 08/15/2013†(1)	2,037,810	0

Coal - 0.2%

Arch Coal, Inc. BTL 2nd Lien 6.25% due 05/16/2018	1,182,807	1,043,088

E-Commerce/Products - 0.3%

Lands’ End, Inc. BTL 4.25% due 04/04/2021	1,104,450	1,082,361

Electric-Integrated - 0.7%

Texas Competitive Electric Holdings Co. LLC BTL 4.65% due 10/10/2017†(6)(7)	3,873,748	2,803,625

Electronic Components-Semiconductors - 0.3%

Freescale Semiconductor Inc. BTL 5.00% due 01/15/2021	1,306,800	1,308,434

Insurance-Property/Casualty - 0.2%

Asurion LLC BTL 8.50% due 03/03/2021	740,000	744,625

Machinery-General Industrial - 0.4%

Gardner Denver, Inc. BTL 4.25% due 07/30/2020	1,861,200	1,813,894

Metal Processors & Fabrication - 0.4%

Crosby US Acquisition Corp. BTL 3.75% due 11/23/2020	1,508,600	1,474,656

Retail-Major Department Stores - 0.4%

Neiman Marcus Group LTD LLC BTL 4.25% due 10/25/2020	1,634,226	1,623,330

Total Loans (cost $13,569,496)		11,894,013

COMMON STOCKS - 0.2%
Food-Misc./Diversified - 0.0%

Wornick Co.†(1)(2)	3,444	24,935

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)	10,439	0

Paper & Related Products - 0.0%

Caraustar Industries, Inc.†(1)(2)	80	0

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	111,500	660,080

Total Common Stocks (cost $1,116,830)		685,015

MEMBERSHIP INTEREST CERTIFICATES - 0.0%
Casino Services - 0.0%

Herbst Gaming, Inc.†(2)(13) (cost $232,701)	23,439	199,232

CONVERTIBLE PREFERRED SECURITIES - 0.3%
Satellite Telecom - 0.3%

Intelsat SA Series A 5.75% (cost $1,466,529)	27,380	1,293,157

PREFERRED SECURITIES - 0.9%
Diversified Banking Institutions - 0.9%

GMAC Capital Trust I FRS Series 2 8.13%	134,000	3,542,960

Diversified Financial Services - 0.0%

Citigroup Capital XIII FRS 7.88%	375	9,986

Total Preferred Securities (cost $3,463,326)		3,552,946

PREFERRED SECURITIES/CAPITAL SECURITIES - 5.2%
Banks-Commercial - 0.9%

Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(14)	EUR 3,000,000	3,821,182

Diversified Banking Institutions - 3.1%

Barclays PLC VRS 6.63% due 09/15/2019(14)	334,000	324,481
Barclays PLC VRS 8.25% due 12/15/2018(14)	2,595,000	2,698,478
Credit Agricole SA VRS 7.88% due 01/23/2024*(14)	775,000	804,647
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(14)	1,395,000	1,475,212
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)	1,690,000	1,918,150
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(14)	500,000	526,875
Societe Generale SA VRS 6.00% due 01/27/2020#*(14)	1,310,000	1,236,902
Societe Generale SA VRS 7.88% due 12/18/2023#*(14)	2,835,000	2,848,466
Societe Generale SA VRS 8.25% due 11/29/2018(14)	875,000	924,508

		12,757,719

Insurance-Multi-line - 0.9%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2018	3,170,000	3,629,650

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)	1,260,000	1,311,975

Total Preferred Securities/Capital Securities (cost $21,048,195)		21,520,526

WARRANTS - 0.1%
Television - 0.1%

ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)	310	179,243

ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)	306	176,930

Total Warrants (cost $0)		356,173

Total Long-Term Investment Securities (cost $376,996,064)		375,051,699

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 7.7%
State Street Navigator Securities Lending Prime Portfolio(15) (cost $31,969,242)	31,969,242	31,969,242

REPURCHASE AGREEMENT - 6.9%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $28,321,000 and collateralized by $30,340,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $28,891,144. (cost $28,321,000)	28,321,000	28,321,000

TOTAL INVESTMENTS (cost $437,286,306)(17)	105.5%	435,341,941
Liabilities in excess of other assets	(5.5)	(22,800,482)

NET ASSETS —	100.0%	$412,541,459

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $149,968,095 representing 36.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $12,474,450 representing 3.0% of net assets.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2014.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Security currently paying interest/dividends in the form of additional securities.
(6)	Security in default of interest.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Company has filed for bankruptcy protection in the country of issuance.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2014, the High Yield Bond Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$199,232	$8.50	0.05%
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	—	179,243	578.20	0.04%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	—	176,930	578.20	0.04%

				$555,405		0.13%

(14)	Perpetual maturity - maturity date reflects the next call date.
(15)	At November 30, 2014, the Fund had loaned securities with a total value of $31,155,530. This was secured by collateral of $31,969,242, which was received in cash and subsequently invested in short-term investments currently valued at $31,969,242 as reported in the Portfolio of Investments. Additional collateral of $132,747 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.13% to 3.75%	04/30/2015 to 11/15/2043	$132,747

(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.
BTL -	Bank Term Loan
EUR -	Euro
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	CAD	46,000	USD	40,856	01/16/2015	$685	$—

JPMorgan Chase Bank N.A	EUR	6,228,000	USD	7,734,398	01/16/2015	—	(17,274)

Royal Bank of Canada	USD	40,901	CAD	46,000	01/16/2015	—	(730)

Net Unrealized Appreciation/(Depreciation)						$685	$(18,004)

CAD -	Canadian Dollar
EUR -	Euro
USD -	United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at November 30, 2014(2)	Notional Amount(3)	Value at November 30, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	6/20/2019	Goldman Sachs Corp.	0.3075%	$3,900,600	$306,509	$296,341	$10,168
Markit CDX North America High Yield Index	5.00%	12/20/2019	Goldman Sachs Corp.	0.3354%	3,820,000	277,781	242,613	35,168

						$584,290	$538,954	$45,336

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:
Medical-Drugs	$—	$—	$0	$0
Other Industries	—	1,841,301	—	1,841,301
U.S. Corporate Bonds & Notes:
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries	—	279,534,823	—	279,534,823
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	54,174,416	—	54,174,416
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries	—	11,894,013	—	11,894,013
Common Stocks:
Food-Misc./Diversified	—	—	24,935	24,935
Multimedia	—	—	0	0
Paper & Related Products	—	—	0	0
Steel Producers	660,080	—	—	660,080
Membership Interest Certificates	—	199,232	—	199,232
Convertible Preferred Securities	1,293,157	—	—	1,293,157
Preferred Securities	3,552,946	—	—	3,552,946
Preferred Securities/Capital Securities	—	21,520,526	—	21,520,526
Warrants	—	—	356,173	356,173
Short-Term Investment Securities	31,969,242	—	—	31,969,242
Repurchase Agreement	—	28,321,000	—	28,321,000

Total Investments at Value	$37,475,425	$397,485,311	$381,205	$435,341,941

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$685	$—	$685
Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection	—	45,336	—	45,336

Total Other Financial Instruments	$—	$46,021	$—	$46,021

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$18,004	$—	$18,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Australia - 3.9%

Alumina, Ltd.†	1,889,936	$2,686,867
Ansell, Ltd.	76,134	1,351,348
Aristocrat Leisure, Ltd.	581,718	3,223,860
Austbrokers Holdings, Ltd.	136,784	1,199,376
Computershare, Ltd.	122,815	1,207,580
DuluxGroup, Ltd.#	158,943	772,610
Echo Entertainment Group, Ltd.	1,869,621	5,841,203
G8 Education, Ltd.#	941,286	3,565,860
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.#	61,121	356,421
Orica, Ltd.#	60,272	933,834
Qube Holdings, Ltd.	122,098	223,475
WorleyParsons, Ltd.	48,425	458,413

		21,820,847

Austria - 0.6%

ams AG	71,881	2,668,324
Mayr-Melnhof Karton AG	7,203	749,370

		3,417,694

Belgium - 0.6%

D’Ieteren SA	15,292	593,478
Ontex Group NV†	103,583	2,717,609

		3,311,087

Bermuda - 2.1%

Catlin Group, Ltd.	199,925	1,724,445
Credicorp, Ltd.	12,292	2,036,293
Dairy Farm International Holdings, Ltd.	115,200	1,062,144
Esprit Holdings, Ltd.	376,350	490,159
First Pacific Co., Ltd.	1,194,250	1,255,095
Global Brands Group Holding, Ltd.†	234,000	52,202
Hiscox, Ltd.	221,844	2,439,158
Li & Fung, Ltd.	244,000	271,534
Midland Holdings, Ltd.†	922,000	486,271
Pacific Basin Shipping, Ltd.#	926,049	433,475
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	540,000	747,863
VTech Holdings, Ltd.#	60,549	842,466

		11,841,105

Brazil - 2.0%

Abril Educacao SA†	89,610	393,049
Alupar Investimento SA	66,500	495,214
Brasil Brokers Participacoes SA	145,600	169,735
Brasil Insurance Participacoes e Administracao SA	82,316	174,591
CETIP SA-Mercados Organizados	57,065	738,217
Cia Hering	25,200	240,225
Estacio Participacoes SA	119,026	1,294,280
Fibria Celulose SA†	49,055	589,651
GAEC Educacao SA	42,000	615,872
Iguatemi Empresa de Shopping Centers SA	66,084	662,167
Kroton Educacional SA	160,188	1,119,820
Linx SA	24,400	549,865
Localiza Rent a Car SA	39,978	545,541
LPS Brasil Consultoria de Imoveis SA	78,800	285,724
M. Dias Branco SA†	23,600	898,969
Mills Estruturas e Servicos de Engenharia SA	79,700	326,276
Odontoprev SA	285,814	1,075,348
Qualicorp SA†	64,737	701,674
Totvs SA	36,195	501,397

		11,377,615

Canada - 4.6%

Agnico Eagle Mines, Ltd.	10,364	241,727
Alimentation Couche-Tard, Inc., Class B	47,483	1,681,145
CAE, Inc.	212,600	2,813,851
Canadian Oil Sands, Ltd.	35,009	444,996
Canadian Western Bank	21,084	665,383
Descartes Systems Group, Inc.†	201,900	3,049,945
Dollarama, Inc.	53,209	2,492,297
Entertainment One, Ltd.	595,482	2,789,346
Finning International, Inc.	21,460	475,951
Interfor Corp.†	100,200	1,550,433
Linamar Corp.	54,900	3,227,097
Lundin Mining Corp.†	476,500	2,270,238
MEG Energy Corp.†	24,777	402,228
Methanex Corp.#	23,000	1,156,534
Peyto Exploration & Development Corp.#	65,000	1,908,121
TORC Oil & Gas, Ltd.	69,930	515,351
Tourmaline Oil Corp.†	9,206	305,820

		25,990,463

Cayman Islands - 1.7%

51job, Inc. ADR†#	34,532	1,269,051
Ajisen China Holdings, Ltd.	753,000	544,730
Geely Automobile Holdings, Ltd.	6,890,000	2,994,146
Haitian International Holdings, Ltd.	103,000	219,949
Shenguan Holdings Group, Ltd.#	1,392,000	402,079
Stella International Holdings, Ltd.	432,000	1,194,909
Sunny Optical Technology Group Co., Ltd.	1,162,000	2,052,818
Want Want China Holdings, Ltd.#	827,000	1,085,618

		9,763,300

China - 0.3%

Guangzhou Automobile Group Co., Ltd.	1,456,000	1,376,224
Wumart Stores, Inc.#	306,000	287,261

		1,663,485

Denmark - 2.9%

Carlsberg A/S, Class B	8,309	740,585
Christian Hansen Holding A/S	24,236	1,026,585
DSV A/S	63,934	2,003,550
GN Store Nord A/S	123,772	2,645,161
Jyske Bank A/S†	68,320	3,529,105
Royal UNIBREW A/S†	16,449	2,833,189
Sydbank A/S†	72,090	2,257,936
TDC A/S	150,499	1,220,602
William Demant Holding A/S†	3,408	244,601

		16,501,314

Faroe Islands - 0.2%

Bakkafrost P/F	44,861	1,106,419

Finland - 0.6%

Huhtamaki Oyj	122,982	3,118,679
Outotec Oyj	24,202	141,900
Tikkurila Oyj	8,240	160,562

		3,421,141

France - 4.5%

Cap Gemini SA	8,899	652,533
Christian Dior SA	11,670	2,236,230
Dassault Systemes	6,025	394,112
Edenred	17,160	495,157
Eutelsat Communications SA	30,177	998,622
Faiveley Transport SA	1,995	127,098
Havas SA	124,140	1,045,126
Ingenico SA	42,581	4,603,208
Legrand SA	13,137	689,245
Neopost SA	9,267	657,493
SEB SA	2,216	181,104
Societe BIC SA	2,795	372,822
Sodexo SA	20,998	2,119,487
Technip SA	12,024	782,484
Teleperformance	72,686	5,078,383
Ubisoft Entertainment†	144,169	2,521,319
Virbac SA	8,769	1,964,573

		24,918,996

Germany - 7.4%

Aareal Bank AG	117,724	5,145,248
Amadeus Fire AG	10,371	793,635
Beiersdorf AG	15,072	1,342,417
Brenntag AG	28,565	1,574,218
CTS Eventim AG	147,190	4,559,481
Delticom AG#	2,395	57,829
Deutsche Wohnen AG	69,279	1,664,165
ElringKlinger AG	15,271	512,191
GEA Group AG	49,477	2,365,912
Gerry Weber International AG	21,464	845,163
Infineon Technologies AG	80,808	792,128
Krones AG	31,142	3,063,573
KUKA AG#	93,502	7,078,399
LEG Immobilien AG	10,144	753,291
MTU Aero Engines AG	8,799	784,686
Pfeiffer Vacuum Technology AG	3,946	317,088
ProSiebenSat.1 Media AG	9,068	387,582
Stroeer Media SE	52,688	1,496,071
Symrise AG	49,968	2,988,449
TAG Immobilien AG#	13,111	148,180
Wirecard AG	108,912	4,625,269

		41,294,975

Hong Kong - 0.7%

PAX Global Technology, Ltd.†	2,016,000	2,220,098
Techtronic Industries Co., Ltd.	555,500	1,780,059

		4,000,157

Indonesia - 0.6%

PT Matahari Department Store Tbk	1,492,800	1,834,808
PT Mitra Adiperkasa Tbk	815,000	373,976
PT Semen Indonesia Persero Tbk	241,500	316,618
PT XL Axiata Tbk	1,449,000	605,531

		3,130,933

Ireland - 3.9%

DCC PLC	26,565	1,479,513
Glanbia PLC	178,593	2,764,457
Greencore Group PLC	733,181	3,371,285
ICON PLC†	77,000	4,276,580
Jazz Pharmaceuticals PLC†	27,700	4,905,393
Kerry Group PLC, Class A	16,534	1,228,017
Kingspan Group PLC	199,246	3,213,065
Paddy Power PLC (ISE)	269	20,752
Paddy Power PLC (LSE)	8,835	686,317

		21,945,379

Isle of Man - 0.4%

Playtech PLC	211,496	2,123,607

Israel - 0.6%

Bezeq Israeli Telecommunication Corp., Ltd.	342,832	606,253
Mellanox Technologies, Ltd.†	44,600	1,902,190
NICE Systems, Ltd.	20,314	963,497

		3,471,940

Italy - 0.8%

Brembo SpA	114,539	3,960,654
Davide Campari-Milano SpA	70,115	490,311

		4,450,965

Japan - 14.9%

ABC-Mart, Inc.	20,600	1,034,600
Adastria Holdings Co., Ltd.	3,230	62,602
AEON Financial Service Co., Ltd.	41,600	898,114
Air Water, Inc.	21,000	340,827
Alps Electric Co., Ltd.	482,300	9,648,439
Brother Industries, Ltd.	73,100	1,366,275
Calbee, Inc.	22,700	786,189
Calsonic Kansei Corp.	644,000	3,532,856
Chiba Bank, Ltd.	144,000	957,411
Cosmos Pharmaceutical Corp.	6,100	808,056
Daiseki Co., Ltd.	42,200	712,994
Daiwa Securities Group, Inc.	136,000	1,093,203
FamilyMart Co., Ltd.	7,400	273,127
Fujikura, Ltd.	646,000	2,422,432
Glory, Ltd.	5,400	141,063
GS Yuasa Corp.	544,000	2,603,792
Gurunavi, Inc.	80,000	1,199,966
Hirose Electric Co., Ltd.	4,500	568,804
Hisamitsu Pharmaceutical Co., Inc.	5,500	167,313
Hogy Medical Co., Ltd.	2,900	140,027
Japan Exchange Group, Inc.	12,700	325,874
Japan Petroleum Exploration Co.	9,000	277,197
Japan Pure Chemical Co., Ltd.	2,400	48,619
JGC Corp.	55,000	1,183,471
Kakaku.com, Inc.	16,500	252,081
Kansai Paint Co., Ltd.	59,000	940,162
Keyence Corp.	900	415,758
Kintetsu World Express, Inc.	10,500	366,752
Kobayashi Pharmaceutical Co., Ltd.	22,800	1,319,929
Koito Manufacturing Co., Ltd.	41,000	1,286,972

Konica Minolta, Inc.	62,500	728,912
KYORIN Holdings, Inc.	21,000	408,781
Lawson, Inc.	17,300	1,067,127
Maeda Corp.	327,000	2,378,031
Milbon Co., Ltd.	13,800	411,663
Miraca Holdings, Inc.	31,600	1,199,612
MonotaRO Co., Ltd.	34,600	824,837
Nakanishi, Inc.	26,500	1,043,966
Nihon Kohden Corp.	14,800	744,552
Nippo Corp.	158,000	2,504,407
Nippon Television Holdings, Inc.	34,800	515,534
Nitori Holdings Co., Ltd.	10,000	554,479
Nomura Research Institute, Ltd.	42,200	1,315,750
NTN Corp.	672,000	3,131,508
OBIC Business Consultants, Ltd.	18,000	528,609
OBIC Co., Ltd.	102,800	3,278,824
Omron Corp.	5,900	274,442
Park24 Co., Ltd.	18,300	277,731
Proto Corp.	32,400	447,490
Rakuten, Inc.	10,300	138,786
Santen Pharmaceutical Co., Ltd.	32,500	1,818,488
Seria Co., Ltd.	6,200	231,449
Shimamura Co., Ltd.	3,000	251,032
Shimano, Inc.	3,300	447,712
Shimizu Corp.	559,000	3,815,539
Shiseido Co., Ltd.	12,700	189,692
Shizuoka Bank, Ltd.	58,000	558,153
SK Kaken Co., Ltd.	3,000	223,477
Sony Financial Holdings, Inc.	49,900	757,309
Stanley Electric Co., Ltd.	40,100	871,475
Sundrug Co., Ltd.	15,900	645,138
Suruga Bank, Ltd.	273,400	5,195,222
Sysmex Corp.	10,300	442,656
Terumo Corp.	20,900	475,520
Tokyo Tatemono Co., Ltd.	619,000	4,939,690
Toshiba Plant Systems & Services Corp.	17,000	263,158
Tsumura & Co.	29,000	652,237
Unicharm Corp.	80,000	1,831,634
USS Co., Ltd.	66,100	954,153
Welcia Holdings Co., Ltd.	3,700	117,233
Yamato Holdings Co., Ltd.	82,300	1,856,899

		83,487,812

Jersey - 0.0%

Wolseley PLC	4,262	239,301

Luxembourg - 1.0%

B&M European Value Retail SA	226,240	951,828
Samsonite International SA	1,075,500	3,591,981
SES SA FDR	33,104	1,232,443

		5,776,252

Malaysia - 0.6%

Astro Malaysia Holdings Bhd	1,305,000	1,300,177
IGB Real Estate Investment Trust	1,000,700	393,476
Public Bank Bhd	144,000	790,989
Top Glove Corp. Bhd	464,200	632,657

		3,117,299

Mexico - 0.9%

Bolsa Mexicana de Valores SAB de CV	312,000	637,949
Concentradora Fibra Danhos SA de CV	263,755	691,413
Concentradora Fibra Hotelera Mexicana SA de CV	589,000	965,750
Controladora Vuela Cia de Aviacion SAB de CV ADR†	60,820	488,993
Genomma Lab Internacional SAB de CV, Class B†#	315,757	677,153
Grupo Lala SAB de CV	220,800	452,264
Prologis Property Mexico SA de CV	302,857	641,658
Promotora y Operadora de Infraestructura SAB de CV†	55,400	689,528

		5,244,708

Netherlands - 1.0%

Aalberts Industries NV	98,057	2,752,597
ASM International NV	34,834	1,461,774
Brunel International NV#	16,698	318,101
Koninklijke Vopak NV	6,447	324,089
Sensata Technologies Holding NV†	18,236	903,958

		5,760,519

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	344,966	1,481,801

Norway - 1.6%

Marine Harvest ASA	270,118	3,820,568
Opera Software ASA	208,150	2,652,638
Petroleum Geo-Services ASA	13,539	66,168
Salmar ASA	124,164	2,126,836
Storebrand ASA†	97,249	451,633

		9,117,843

Panama - 0.4%

Copa Holdings SA, Class A#	19,651	2,199,143

Philippines - 1.2%

BDO Unibank, Inc.	745,260	1,812,324
Megaworld Corp.	32,721,500	3,657,987
Security Bank Corp.	418,080	1,471,031

		6,941,342

Poland - 0.3%

Kruk SA†(1)	40,180	1,391,885

Singapore - 0.4%

Ascendas India Trust	1,943,000	1,192,665
Super Group, Ltd.#	620,000	580,373
Venture Corp., Ltd.	125,063	735,044

		2,508,082

South Africa - 0.2%

Woolworths Holdings, Ltd.	126,504	910,511

South Korea - 1.8%

CJ O Shopping Co., Ltd.	3,804	876,196

E-Mart Co., Ltd.	2,348	466,230
LG Household & Health Care, Ltd.	2,467	1,387,194
Samsung Fire & Marine Insurance Co., Ltd.	4,020	1,124,780
Seoul Semiconductor Co., Ltd.	46,680	749,947
TK Corp.†	48,945	596,378
Wonik IPS Co., Ltd.†	378,479	4,799,522

		10,000,247

Spain - 1.2%

Almirall SA†	124,727	2,154,145
Amadeus IT Holding SA, Class A	97,644	3,889,771
Viscofan SA	14,797	851,734

		6,895,650

Sweden - 2.4%

Boliden AB	345,883	5,845,675
JM AB	69,414	2,210,358
Net Entertainment NE AB, Series B	86,334	2,773,462
Saab AB, Series B	11,258	314,396
Swedish Match AB	32,835	1,134,094
Trelleborg AB, Class B	76,177	1,238,401

		13,516,386

Switzerland - 2.5%

Burckhardt Compression Holding AG	1,896	766,646
Coca-Cola HBC AG CDI	18,077	410,516
DKSH Holding, Ltd.	2,876	220,223
Geberit AG	4,994	1,740,596
Georg Fischer AG	3,284	2,011,376
Julius Baer Group, Ltd.	9,675	438,593
Kaba Holding AG	241	124,337
Lonza Group AG	3,256	382,999
OC Oerlikon Corp. AG	108,151	1,338,239
Sika AG (BR)	449	1,709,989
Sonova Holding AG	13,429	2,032,948
u-blox AG	18,254	2,644,302

		13,820,764

Taiwan - 1.3%

Advantech Co., Ltd.	119,235	816,797
Chroma ATE, Inc.	484,000	1,307,453
E.Sun Financial Holding Co., Ltd.	2,515,101	1,592,891
Hermes Microvision, Inc.	26,000	1,234,995
Siliconware Precision Industries Co.	912,000	1,339,378
Yuanta Financial Holding Co., Ltd.	1,496,500	735,012

		7,026,526

Thailand - 0.8%

AEON Thana Sinsap Thailand PCL	161,200	520,396
Glow Energy PCL†	559,000	1,664,147
Minor International PCL	1,122,100	1,221,717
Precious Shipping PCL	537,900	298,151
PTT Global Chemical PCL	285,100	557,870

		4,262,281

Turkey - 0.5%

Ford Otomotiv Sanayi AS	16,396	220,869
Tofas Turk Otomobil Fabrikasi AS	33,635	239,427
Turkcell Iletisim Hizmetleri AS†	365,130	2,311,262

		2,771,558

United Kingdom - 22.0%

Abcam PLC	31,068	213,312
Aberdeen Asset Management PLC	324,743	2,285,034
Admiral Group PLC	20,035	388,551
Amec Foster Wheeler PLC	20,589	300,920
Amlin PLC	144,064	1,003,108
Ashtead Group PLC	29,447	485,421
Aveva Group PLC	11,447	258,700
Bellway PLC	384,908	11,341,610
Berendsen PLC	171,919	2,764,101
Booker Group PLC	931,642	2,066,151
Britvic PLC	279,896	2,904,521
Bunzl PLC	347,916	9,718,354
Burberry Group PLC	28,605	738,181
Cairn Energy PLC†	97,089	246,752
Capita PLC	98,584	1,649,784
Cobham PLC	147,341	695,011
Compass Group PLC	136,800	2,332,112
Croda International PLC	79,307	3,043,848
Derwent London PLC	112,399	5,342,322
Dialog Semiconductor PLC†	121,100	4,324,650
Dignity PLC	133,095	3,517,915
Domino Printing Sciences PLC	68,103	709,377
Domino’s Pizza Group PLC	224,372	2,438,879
Electrocomponents PLC	81,743	267,838
Elementis PLC	205,531	820,342
Essentra PLC	172,488	2,036,773
Exova Group PLC†	187,636	456,335
Foxtons Group PLC	137,494	326,217
GKN PLC	135,331	730,854
Great Portland Estates PLC	383,448	4,308,937
Halma PLC	386,003	4,044,849
Hargreaves Lansdown PLC	62,922	959,990
Home Retail Group PLC	942,681	2,954,604
Howden Joinery Group PLC	668,282	4,087,751
ICAP PLC#	111,901	729,455
IG Group Holdings PLC	120,883	1,280,889
IMI PLC	33,613	620,861
Inchcape PLC	490,470	5,511,580
Intertek Group PLC	35,729	1,304,802
Jardine Lloyd Thompson Group PLC	81,607	1,135,937
John Wood Group PLC	53,953	499,123
Ladbrokes PLC	86,279	150,189
Liberty Global PLC, Class A†	9,594	498,792
Liberty Global PLC, Class C†	23,670	1,181,606
LSL Property Services PLC	125,292	573,173
Meggitt PLC	133,275	1,048,464
Micro Focus International PLC	75,800	1,352,670
Mitie Group PLC	113,401	496,960
Next PLC	32,859	3,481,773
Poundland Group PLC†	74,749	367,089
Premier Farnell PLC	126,485	331,551
PZ Cussons PLC	22,855	122,749
Rathbone Brothers PLC	49,401	1,488,089
Rightmove PLC	55,500	1,894,888
Rotork PLC	12,035	414,289

Schroders PLC	65,308	2,752,720
Segro PLC	756,401	4,640,954
Smith & Nephew PLC	47,758	829,098
Smiths Group PLC	18,939	342,710
Spectris PLC	52,722	1,555,968
Spirax-Sarco Engineering PLC	16,309	728,233
Stagecoach Group PLC	394,488	2,500,618
Tate & Lyle PLC	27,585	260,368
Travis Perkins PLC	21,836	617,118
Victrex PLC	26,998	761,315
Whitbread PLC	32,516	2,332,721
William Hill PLC	100,651	527,351
Zoopla Property Group PLC#*	274,340	844,406

		122,941,613

United States - 0.7%

Cognizant Technology Solutions Corp., Class A†	31,818	1,717,854
Gran Tierra Energy, Inc.†	313,046	1,124,766
ResMed, Inc.#	164,857	877,142

		3,719,762

Total Common Stocks
(cost $464,527,083)		528,682,707

EXCHANGE-TRADED FUNDS - 0.7%
United States - 0.7%

iShares MSCI EAFE Small-Cap ETF# (cost $4,176,522)	81,813	3,918,025

PREFERRED SECURITIES - 0.5%
Australia - 0.0%

Gunns, Ltd.†(1)(2)	1,665	0

Germany - 0.5%

Fuchs Petrolub SE	34,121	1,412,536
Henkel AG & Co. KGaA	14,934	1,657,919

		3,070,455

Total Preferred Securities
(cost $2,096,030)		3,070,455

EQUITY CERTIFICATES - 1.0%
Curacao - 0.8%

Merrill Lynch-Bajaj Electricals, Ltd†.	181,555	594,358
Merrill Lynch-CESC, Ltd†.	29,004	331,802
Merrill Lynch Int’l & Co.-Dabur India, Ltd.†	407,993	1,583,845
Merrill Lynch Int’l & Co.-Federal Bank Ltd.†	811,865	1,985,998

		4,496,003

Germany - 0.2%

Deutsche Bank AG London-MOIL, Ltd.†	239,773	1,224,270

Total Equity Certificates
(cost $4,163,775)		5,720,273

WARRANTS - 0.0%
Thailand - 0.0%

Minor International PCL Expires 11/03/2017 (strike price THB 40.00)† (cost $0)	54,140	9,151

RIGHTS - 0.0%
Bermuda - 0.0%

Shangri-La Asia, Ltd. Expires 12/15/2014 (strike price HKD 11.10)† (cost $0)	74,571	3,269

Total Long-Term Investment Securities
(cost $474,963,410)		541,403,880

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio(3) (cost $22,189,548)	22,189,548	22,189,548

Repurchase Agreement - 1.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $8,901,000 and collateralized by $9,535,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $9,079,666 (cost $8,901,000)	$8,901,000	8,901,000

TOTAL INVESTMENTS
(cost $506,053,958)(4)	102.2%	572,494,428
Liabilities in excess of other assets	(2.2)	(12,403,611)

NET ASSETS —	100.0%	$560,090,817

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $844,406 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $1,391,885 representing 0.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	At November 30, 2014, the Fund had loaned securities with a total value of $21,346,156. This was secured by collateral of $22,189,548, which was received in cash and subsequently invested in short-term investments currently valued at $22,189,548 as reported in the Portfolio of Investments. Additional collateral of $147,441 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
United States Treasury Notes/Bonds	0.13% to 2.50%	07/15/2016 to 01/15/2022	$147,441

(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
BR	- Bearer Shares
ETF	- Exchange Traded Fund
FDR	- Federal Depository Receipt
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$21,820,847	$—	$0	$21,820,847
Bermuda	11,841,105	—	0	11,841,105
Other Countries	495,020,755	—	—	495,020,755
Exchange Traded-Funds	3,918,025	—	—	3,918,025
Preferred Securities:
Australia	—	—	0	0
Germany	3,070,455	—	—	3,070,455
Equity Certificates	—	5,720,273	—	5,720,273
Warrants	9,151	—	—	9,151
Rights	3,269	—	—	3,269
Short-Term Investment Securities	22,189,548	—	—	22,189,548
Repurchase Agreement	—	8,901,000	—	8,901,000

Total Investments at Value	$557,873,155	$14,621,273	$0	$572,494,428

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

Industry Allocation*

Registered Investment Companies	4.0%
Banks-Commercial	3.8
Real Estate Investment Trusts	3.1
Auto/Truck Parts & Equipment-Original	2.9
Diversified Operations/Commercial Services	2.2
Electronic Components-Misc.	2.2
Medical-Drugs	2.1
Real Estate Operations & Development	2.0
Building-Residential/Commercial	2.0
Distribution/Wholesale	1.9
Electronic Components-Semiconductors	1.8
Computers-Integrated Systems	1.8
Machine Tools & Related Products	1.7
Repurchase Agreement	1.6
Food-Misc./Diversified	1.5
Building & Construction-Misc.	1.5
Fisheries	1.3
Commercial Services	1.2
Insurance-Property/Casualty	1.2
Building & Construction Products-Misc.	1.2
Advertising Sales	1.2
Cosmetics & Toiletries	1.1
Applications Software	1.1
Chemicals-Diversified	1.1
Semiconductor Equipment	1.1
Chemicals-Specialty	1.1
Casino Hotels	1.1
Machinery-General Industrial	1.0
Metal-Diversified	1.0
Electronic Measurement Instruments	1.0
Entertainment Software	1.0
Wireless Equipment	1.0
Oil Companies-Exploration & Production	1.0
Transport-Services	1.0
Medical Labs & Testing Services	0.9
Retail-Apparel/Shoe	0.9
Finance-Investment Banker/Broker	0.9
Banks-Mortgage	0.9
Diversified Manufacturing Operations	0.9
Investment Management/Advisor Services	0.9
Computer Services	0.8
Auto-Cars/Light Trucks	0.8
Leisure Products	0.8
Retail-Discount	0.8
Food-Catering	0.8
Soap & Cleaning Preparation	0.8
Human Resources	0.8
Retail-Restaurants	0.7
Home Furnishings	0.7
E-Commerce/Services	0.7
Exchange-Traded Funds	0.7
Transactional Software	0.7
Apparel Manufacturers	0.7
Containers-Paper/Plastic	0.7
Metal Processors & Fabrication	0.7
Medical Products	0.7
Consumer Products-Misc.	0.6
Brewery	0.6
Retail-Building Products	0.6
Schools-Day Care	0.6
Funeral Services & Related Items	0.6
Aerospace/Defense-Equipment	0.6
Schools	0.6
Diversified Operations	0.6
Beverages-Non-alcoholic	0.6
Casino Services	0.6
Food-Dairy Products	0.6
Building-Heavy Construction	0.6
Retail-Convenience Store	0.6
Real Estate Management/Services	0.6
Electric Products-Misc.	0.5
Hotels/Motels	0.5
Photo Equipment & Supplies	0.5
Diversified Financial Services	0.5
Airlines	0.5
Metal-Aluminum	0.5
Diversified Minerals	0.5
Batteries/Battery Systems	0.5
Respiratory Products	0.5
Insurance Brokers	0.4
Wire & Cable Products	0.4
Cellular Telecom	0.4
Finance-Other Services	0.4
Satellite Telecom	0.4
Retail-Major Department Stores	0.4
Aerospace/Defense	0.4
Forestry	0.4
Computer Software	0.4
Food-Wholesale/Distribution	0.4
Chemicals-Plastics	0.4
Electric-Generation	0.4
Veterinary Products	0.4
Engineering/R&D Services	0.4
Telecommunication Equipment	0.4
Retail-Misc./Diversified	0.4
Enterprise Software/Service	0.3
Coatings/Paint	0.3
Rubber/Plastic Products	0.3
Transport-Truck	0.3
Insurance-Life/Health	0.3
Telephone-Integrated	0.3
Cable/Satellite TV	0.3
Oil-Field Services	0.3
Food-Flour & Grain	0.3
Commercial Services-Finance	0.3
Rental Auto/Equipment	0.3
Food-Retail	0.3
Semiconductor Components-Integrated Circuits	0.3
Retail-Drug Store	0.2
Gambling (Non-Hotel)	0.2
Instruments-Controls	0.2
Broadcast Services/Program	0.2
Metal-Iron	0.2
Footwear & Related Apparel	0.2
Medical Instruments	0.2
Tobacco	0.2
Food-Confectionery	0.2
Advertising Services	0.2
Dental Supplies & Equipment	0.2
E-Commerce/Products	0.2
Retail-Automobile	0.2
Mining Services	0.2
Television	0.2
Finance-Credit Card	0.2
Computers	0.2
Transport-Marine	0.2
Electronic Parts Distribution	0.2
Hazardous Waste Disposal	0.1
Computers-Periphery Equipment	0.1
Consulting Services	0.1
Internet Content-Information/News	0.1
Office Automation & Equipment	0.1
Telecom Services	0.1
Lighting Products & Systems	0.1
Electronic Connectors	0.1

Retail-Home Furnishings	0.1
Finance-Consumer Loans	0.1
Electric-Integrated	0.1
Beverages-Wine/Spirits	0.1
Insurance-Multi-line	0.1
Bicycle Manufacturing	0.1
Food-Meat Products	0.1
Computer Aided Design	0.1
Office Supplies & Forms	0.1
Industrial Gases	0.1
Pipelines	0.1
Machinery-Pumps	0.1
Building Products-Cement	0.1

102.2%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 0.9%

Omnicom Group, Inc.	26,068	$2,014,274

Aerospace/Defense - 2.2%

General Dynamics Corp.	1,854	269,498
Northrop Grumman Corp.	16,371	2,307,165
Raytheon Co.	18,346	1,957,518
Rockwell Collins, Inc.	4,000	342,120

		4,876,301

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	5,100	561,408

Agricultural Operations - 0.6%

Archer-Daniels-Midland Co.	24,965	1,315,156

Airlines - 0.2%

Delta Air Lines, Inc.	9,383	437,905

Apparel Manufacturers - 0.4%

Ralph Lauren Corp.	4,913	908,414

Applications Software - 1.4%

Check Point Software Technologies, Ltd.†	4,403	340,396
Microsoft Corp.	55,771	2,666,411

		3,006,807

Auto-Cars/Light Trucks - 0.4%

General Motors Co.	24,624	823,180

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	12,960	868,579

Banks-Commercial - 0.9%

BB&T Corp.	10,708	402,514
CIT Group, Inc.	19,302	941,937
Regions Financial Corp.	67,085	675,546

		2,019,997

Banks-Fiduciary - 0.3%

State Street Corp.	8,221	630,797

Banks-Super Regional - 4.7%

Fifth Third Bancorp	81,550	1,640,786
PNC Financial Services Group, Inc.	30,591	2,675,795
US Bancorp	11,000	486,200
Wells Fargo & Co.	100,987	5,501,772

		10,304,553

Beverages-Non-alcoholic - 2.0%

Coca-Cola Enterprises, Inc.	44,827	1,969,698
PepsiCo, Inc.	25,331	2,535,633

		4,505,331

Brewery - 1.0%

Molson Coors Brewing Co., Class B	28,343	2,192,331

Building & Construction Products-Misc. - 0.5%

Owens Corning	30,303	1,055,757

Building Products-Cement - 2.1%

Martin Marietta Materials, Inc.	24,275	2,913,971
Vulcan Materials Co.	25,071	1,657,193

		4,571,164

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	10,000	570,400

Cellular Telecom - 0.8%

Rogers Communications, Inc., Class B	16,545	665,771
Vodafone Group PLC ADR	29,803	1,089,299

		1,755,070

Chemicals-Diversified - 0.2%

Dow Chemical Co.	8,139	396,125

Computer Services - 0.3%

Accenture PLC, Class A	6,857	591,965

Computers - 2.3%

Apple, Inc.	33,499	3,984,036
Hewlett-Packard Co.	27,996	1,093,524

		5,077,560

Computers-Memory Devices - 1.3%

EMC Corp.	92,552	2,808,953

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	10,399	772,438

Cosmetics & Toiletries - 0.6%

Procter & Gamble Co.	13,791	1,247,120

Cruise Lines - 1.0%

Carnival Corp.	50,287	2,220,674

Diversified Banking Institutions - 9.2%

Bank of America Corp.	237,928	4,054,293
Citigroup, Inc.	85,092	4,592,416
Goldman Sachs Group, Inc.	20,064	3,780,258
JPMorgan Chase & Co.	81,118	4,880,059
Morgan Stanley	81,362	2,862,315

		20,169,341

Diversified Manufacturing Operations - 0.3%

General Electric Co.	23,958	634,647

E-Commerce/Services - 0.4%

Liberty Interactive Corp., Class A†	28,813	839,899

Electric-Integrated - 0.8%

Exelon Corp.	31,060	1,123,440
PPL Corp.	21,000	746,130

		1,869,570

Electronic Components-Semiconductors - 1.0%

Altera Corp.	10,747	404,302
Texas Instruments, Inc.	31,086	1,691,700

		2,096,002

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.	23,772	1,016,015
Keysight Technologies, Inc.†	9,780	344,256

		1,360,271

Electronic Security Devices - 0.6%

Tyco International PLC	32,739	1,404,503

Engineering/R&D Services - 0.1%

Jacobs Engineering Group, Inc.†	6,107	283,670

Engines-Internal Combustion - 0.5%

Cummins, Inc.	7,852	1,143,408

Enterprise Software/Service - 0.7%

CA, Inc.	14,933	465,163
Oracle Corp.	24,818	1,052,531

		1,517,694

Finance-Credit Card - 0.7%

Discover Financial Services	22,319	1,463,010

Finance-Investment Banker/Broker - 0.5%

TD Ameritrade Holding Corp.	32,650	1,130,017

Food-Confectionery - 0.3%

Hershey Co.	6,356	637,380

Food-Misc./Diversified - 0.4%

General Mills, Inc.	7,178	378,640
Unilever PLC ADR	14,000	589,960

		968,600

Gold Mining - 0.1%

Goldcorp, Inc.	14,543	285,625

Independent Power Producers - 0.7%

NRG Energy, Inc.	46,273	1,446,494

Instruments-Controls - 1.5%

Honeywell International, Inc.	33,304	3,299,427

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	6,000	775,740

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	16,893	955,975

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	15,258	1,296,625

Insurance-Multi-line - 4.7%

Allstate Corp.	33,639	2,292,498
Hartford Financial Services Group, Inc.	44,786	1,849,662
MetLife, Inc.	46,310	2,575,299
Voya Financial, Inc.	86,320	3,615,081

		10,332,540

Insurance-Property/Casualty - 0.4%

Chubb Corp.	9,040	931,572

Insurance-Reinsurance - 3.0%

Berkshire Hathaway, Inc., Class B†	44,960	6,685,102

Internet Security - 0.5%

Symantec Corp.	40,967	1,068,829

Investment Management/Advisor Services - 2.2%

Ameriprise Financial, Inc.	25,806	3,400,457
Invesco, Ltd.	19,644	792,832
T. Rowe Price Group, Inc.	7,441	621,100

		4,814,389

Medical Instruments - 0.2%

Medtronic, Inc.	5,000	369,350

Medical Labs & Testing Services - 0.8%

Laboratory Corp. of America Holdings†	15,902	1,663,985

Medical Products - 0.9%

Baxter International, Inc.	12,435	907,755
Stryker Corp.	8,000	743,280
Zimmer Holdings, Inc.	3,500	393,015

		2,044,050

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	14,793	2,445,431

Medical-Drugs - 9.1%

Abbott Laboratories	20,221	900,037
AbbVie, Inc.	40,877	2,828,688
Eli Lilly & Co.	14,325	975,819
Endo International PLC†	11,186	818,480
GlaxoSmithKline PLC ADR	24,240	1,125,948
Johnson & Johnson	10,000	1,082,500
Merck & Co., Inc.	62,322	3,764,249
Novartis AG ADR	13,648	1,319,079
Pfizer, Inc.	166,303	5,180,338
Zoetis, Inc.	42,645	1,916,040

		19,911,178

Medical-Generic Drugs - 1.0%

Mylan, Inc.†	23,703	1,389,233
Teva Pharmaceutical Industries, Ltd. ADR	14,110	803,988

		2,193,221

Medical-HMO - 2.4%

Aetna, Inc.	14,255	1,243,606
Cigna Corp.	7,658	787,932
Humana, Inc.	8,876	1,224,622
UnitedHealth Group, Inc.	20,507	2,022,605

		5,278,765

Medical-Wholesale Drug Distribution - 2.7%

Cardinal Health, Inc.	42,626	3,503,431
McKesson Corp.	11,229	2,366,624

		5,870,055

Multimedia - 2.8%

Time Warner, Inc.	25,248	2,149,110
Twenty-First Century Fox, Inc., Class A	44,950	1,654,160
Viacom, Inc., Class B	8,784	664,334
Walt Disney Co.	17,941	1,659,722

		6,127,326

Networking Products - 2.7%

Cisco Systems, Inc.	213,272	5,894,838

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	15,543	615,658

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	9,356	316,233

Oil Companies-Exploration & Production - 4.9%

Anadarko Petroleum Corp.	37,237	2,947,309
Noble Energy, Inc.	9,400	462,292
Occidental Petroleum Corp.	88,577	7,065,787
Whiting Petroleum Corp.†	4,818	201,248

		10,676,636

Oil Companies-Integrated - 2.2%

Chevron Corp.	6,753	735,199
Marathon Oil Corp.	46,846	1,354,786
Phillips 66	25,525	1,863,836
Royal Dutch Shell PLC ADR	14,954	993,095

		4,946,916

Oil-Field Services - 1.4%

Schlumberger, Ltd.	35,143	3,020,541

Paper & Related Products - 0.4%

International Paper Co.	15,179	816,934

Pharmacy Services - 0.7%

Omnicare, Inc.	22,440	1,577,981

Pipelines - 0.1%

Enterprise Products Partners LP	7,200	268,848

Publishing-Newspapers - 0.3%

News Corp., Class A†	38,226	593,268

Real Estate Investment Trusts - 0.4%

Weyerhaeuser Co.	24,262	856,691

Retail-Apparel/Shoe - 0.7%

PVH Corp.	12,948	1,646,209

Retail-Discount - 1.0%

Dollar General Corp.†	12,248	817,432
Target Corp.	9,198	680,652
Wal-Mart Stores, Inc.	7,663	670,819

		2,168,903

Retail-Drug Store - 1.9%

CVS Health Corp.	45,243	4,133,400

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	12,750	760,155

Retail-Restaurants - 0.3%

McDonald’s Corp.	6,515	630,717

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	10,030	548,039
QUALCOMM, Inc.	9,835	716,972

		1,265,011

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	96,702	2,325,683

Telephone-Integrated - 0.3%

Verizon Communications, Inc.	12,741	644,567

Television - 0.3%

CBS Corp., Class B	13,720	752,954

Transport-Rail - 0.7%

CSX Corp.	11,024	402,266
Kansas City Southern	4,538	539,749
Union Pacific Corp.	5,279	616,429

		1,558,444

Web Portals/ISP - 0.6%

Google, Inc., Class C†	2,562	1,388,168

Total Common Stocks (cost $169,650,398)		215,704,705

EXCHANGE-TRADED FUNDS - 0.4%

iShares Russell 1000 Value ETF (cost $920,953)	8,914	931,068

Total Long-Term Investment Securities (cost $170,571,351)		216,635,773

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Time Deposits - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014 (cost $2,662,000)	$2,662,000	2,662,000

TOTAL INVESTMENTS (cost $173,233,351)(1)	99.8%	219,297,773
Other assets less liabilities	0.2	432,495

NET ASSETS —	100.0%	$219,730,268

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
ETF	- Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$215,704,705	$—	$—	$215,704,705
Exchange-Traded Funds	931,068	—	—	931,068
Short-Term Investment Securities	—	2,662,000	—	2,662,000

Total Investments at Value	$216,635,773	$2,662,000	$—	$219,297,773

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 2.1%

Alliance Data Systems Corp.†	11,770	$3,364,690

Airlines - 1.5%

Delta Air Lines, Inc.	53,280	2,486,578

Apparel Manufacturers - 3.0%

Carter’s, Inc.	24,640	2,050,294
Under Armour, Inc., Class A†	38,260	2,773,468

		4,823,762

Applications Software - 2.7%

ServiceNow, Inc.†	36,310	2,322,388
Tableau Software, Inc., Class A†	24,050	2,017,314

		4,339,702

Auto/Truck Parts & Equipment-Original - 1.1%

Delphi Automotive PLC	23,550	1,717,973

Banks-Commercial - 1.0%

Texas Capital Bancshares, Inc.†	30,386	1,675,180

Beverages-Wine/Spirits - 3.7%

Brown-Forman Corp., Class B	21,050	2,042,902
Constellation Brands, Inc., Class A†	40,730	3,926,372

		5,969,274

Building-Heavy Construction - 3.1%

SBA Communications Corp., Class A†	41,240	5,017,671

Cable/Satellite TV - 2.5%

Liberty Global PLC, Class A†	13,950	725,261
Liberty Global PLC, Class C†	64,270	3,208,358

		3,933,619

Casino Hotels - 1.1%

MGM Resorts International†	78,060	1,780,549

Chemicals-Specialty - 1.4%

W.R. Grace & Co.†	24,095	2,314,807

Coatings/Paint - 1.0%

Axalta Coating Systems, Ltd.†	64,231	1,528,698

Commercial Services - 2.5%

CoStar Group, Inc.†	14,691	2,501,290
Quanta Services, Inc.†	47,710	1,455,155

		3,956,445

Commercial Services-Finance - 5.6%

McGraw Hill Financial, Inc.	39,330	3,675,782
SEI Investments Co.	69,040	2,736,055
Vantiv, Inc., Class A†	76,700	2,587,858

		8,999,695

Computer Services - 1.9%

IHS, Inc., Class A†	25,089	3,072,399

Computers-Memory Devices - 1.5%

Western Digital Corp.	23,940	2,472,284

Consulting Services - 1.5%

Verisk Analytics, Inc., Class A†	38,140	2,363,917

Diagnostic Kits - 1.1%

IDEXX Laboratories, Inc.†	12,200	1,822,070

Dialysis Centers - 1.4%

DaVita HealthCare Partners, Inc.†	29,100	2,227,023

Distribution/Wholesale - 1.9%

LKQ Corp.†	106,600	3,096,730

Diversified Manufacturing Operations - 1.7%

Carlisle Cos., Inc.	30,390	2,716,866

E-Commerce/Products - 1.0%

Vipshop Holdings, Ltd. ADR†	73,120	1,671,523

E-Commerce/Services - 1.4%

Netflix, Inc.†	6,490	2,249,369

Electronic Components-Misc. - 1.3%

TE Connectivity, Ltd.	33,370	2,142,354

Electronic Components-Semiconductors - 2.0%

Micron Technology, Inc.†	91,370	3,284,751

Electronic Measurement Instruments - 0.7%

FLIR Systems, Inc.	37,680	1,195,586

Electronic Security Devices - 1.2%

Taser International, Inc.†	85,830	1,843,628

Engines-Internal Combustion - 1.2%

Cummins, Inc.	13,040	1,898,885

Enterprise Software/Service - 1.2%

Guidewire Software, Inc.†	37,320	1,883,540

Finance-Investment Banker/Broker - 1.0%

Raymond James Financial, Inc.	29,400	1,655,220

Finance-Other Services - 2.6%

Intercontinental Exchange, Inc.	18,150	4,101,718

Industrial Automated/Robotic - 1.3%

Cognex Corp.†	49,450	2,013,110

Instruments-Scientific - 1.0%

FEI Co.	19,110	1,636,580

Internet Content-Entertainment - 0.6%

Twitter, Inc.†	23,980	1,000,925

Internet Content-Information/News - 0.9%

Yelp, Inc.†#	24,305	1,387,572

Investment Management/Advisor Services - 1.8%

Affiliated Managers Group, Inc.†	14,400	2,931,696

Machinery-General Industrial - 1.9%

Wabtec Corp.	34,840	3,082,992

Medical Products - 1.5%

Cooper Cos., Inc.	13,810	2,332,509

Medical-Biomedical/Gene - 4.8%

BioMarin Pharmaceutical, Inc.†	25,490	2,286,963
Puma Biotechnology, Inc.†	3,610	819,542
Regeneron Pharmaceuticals, Inc.†	3,140	1,306,586
Vertex Pharmaceuticals, Inc.†	28,240	3,328,931

		7,742,022

Medical-Drugs - 2.5%

Alkermes PLC†	40,290	2,216,756
Jazz Pharmaceuticals PLC†	9,860	1,746,107

		3,962,863

Medical-Generic Drugs - 1.7%

Perrigo Co. PLC	17,200	2,755,268

Medical-Wholesale Drug Distribution - 1.5%

Cardinal Health, Inc.	29,310	2,408,989

Networking Products - 1.5%

Palo Alto Networks, Inc.†	19,400	2,386,200

Oil & Gas Drilling - 0.7%

Nabors Industries, Ltd.	83,630	1,097,226

Oil Companies-Exploration & Production - 3.6%

Antero Resources Corp.†#	37,110	1,741,201
Concho Resources, Inc.†	17,270	1,644,968
Memorial Resource Development Corp.†	51,980	1,122,768
Pioneer Natural Resources Co.	8,840	1,266,153

		5,775,090

Physicians Practice Management - 1.2%

Envision Healthcare Holdings, Inc.†	55,874	1,975,705

Real Estate Investment Trusts - 0.9%

Outfront Media, Inc.	50,740	1,373,024

Recreational Vehicles - 1.5%

Polaris Industries, Inc.	15,490	2,427,438

Rental Auto/Equipment - 1.5%

United Rentals, Inc.†	21,400	2,424,834

Retail-Auto Parts - 1.6%

Advance Auto Parts, Inc.	17,222	2,533,012

Retail-Automobile - 0.6%

AutoNation, Inc.†	17,410	1,034,850

Retail-Restaurants - 3.5%

Chipotle Mexican Grill, Inc.†	4,650	3,085,833
Domino’s Pizza, Inc.	26,230	2,461,685

		5,547,518

Rubber/Plastic Products - 1.0%

Proto Labs, Inc.†#	24,821	1,610,883

Theaters - 1.6%

Cinemark Holdings, Inc.	72,530	2,633,564

Transport-Truck - 3.6%

Old Dominion Freight Line, Inc.†	43,070	3,490,393
Swift Transportation Co.†	77,229	2,245,047

		5,735,440

Total Long-Term Investment Securities (cost $142,270,814)		159,415,816

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 3.1%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $5,032,593)	5,032,593	5,032,593

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $970,000 and collateralized by $1,040,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $990,336 (cost $970,000)	$970,000	970,000

TOTAL INVESTMENTS (cost $148,273,407)(2)	102.9%	165,418,409
Liabilities in excess of other assets	(2.9)	(4,667,064)

NET ASSETS —	100.0%	$160,751,345

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $4,739,657. This was secured by collateral of $5,032,593 which was received in cash and subsequently invested in short-term investments currently valued at $5,032,593 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$159,415,816	$—	$—	$159,415,816
Short-Term Investment Securities	5,032,593	—	—	5,032,593
Repurchase Agreement	—	970,000	—	970,000

Total Investments at Value	$164,448,409	$970,000	$—	$165,418,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.2%
Advertising Agencies - 0.9%

Alliance Data Systems Corp.†	6,247	$1,785,830
Interpublic Group of Cos., Inc.	220,800	4,480,032
Omnicom Group, Inc.	25,407	1,963,199

		8,229,061

Aerospace/Defense - 0.9%

Esterline Technologies Corp.†	58,236	6,920,184
Teledyne Technologies, Inc.†	17,183	1,837,034

		8,757,218

Aerospace/Defense-Equipment - 2.0%

Curtiss-Wright Corp.	82,404	5,842,444
Moog, Inc., Class A†	103,400	7,525,452
Orbital Sciences Corp.†	215,800	5,874,076

		19,241,972

Airlines - 0.1%

Delta Air Lines, Inc.	24,319	1,134,968

Applications Software - 1.5%

Check Point Software Technologies, Ltd.†	67,200	5,195,232
Verint Systems, Inc.†	143,200	8,619,208

		13,814,440

Athletic Equipment - 0.6%

Performance Sports Group, Ltd.†	316,700	5,691,099

Auto/Truck Parts & Equipment-Original - 0.9%

Lear Corp.	49,875	4,783,511
Tenneco, Inc.†	18,145	986,181
TRW Automotive Holdings Corp.†	17,375	1,796,575
WABCO Holdings, Inc.†	9,149	938,870

		8,505,137

Banks-Commercial - 3.0%

BankUnited, Inc.	177,274	5,353,675
BB&T Corp.	86,774	3,261,835
CIT Group, Inc.	88,900	4,338,320
East West Bancorp, Inc.	62,407	2,294,705
Iberiabank Corp.	82,800	5,408,496
Zions Bancorporation	275,500	7,730,530

		28,387,561

Banks-Fiduciary - 0.2%

State Street Corp.	24,232	1,859,321

Banks-Super Regional - 1.9%

Comerica, Inc.	206,581	9,628,740
Fifth Third Bancorp	149,896	3,015,907
Huntington Bancshares, Inc.	222,461	2,249,081
SunTrust Banks, Inc.	66,937	2,629,955

		17,523,683

Beverages-Non-alcoholic - 0.1%

Coca-Cola Enterprises, Inc.	22,505	988,870

Beverages-Wine/Spirits - 0.9%

Constellation Brands, Inc., Class A†	36,894	3,556,582
Treasury Wine Estates, Ltd.#	1,217,968	4,914,698

		8,471,280

Building & Construction Products-Misc. - 0.5%

Louisiana-Pacific Corp.†	280,890	4,280,764

Building & Construction-Misc. - 0.3%

Aegion Corp.†	146,643	2,793,549

Building Products-Wood - 0.2%

Masco Corp.	91,565	2,215,873

Building-Residential/Commercial - 1.7%

D.R. Horton, Inc.	130,300	3,321,347
Lennar Corp., Class A	158,300	7,478,092
Toll Brothers, Inc.†	151,669	5,306,898

		16,106,337

Capacitors - 0.2%

Kemet Corp.†	355,000	1,430,650

Chemicals-Diversified - 0.9%

Celanese Corp., Series A	116,300	6,986,141
Huntsman Corp.	40,962	1,045,350

		8,031,491

Chemicals-Plastics - 0.7%

PolyOne Corp.	175,511	6,546,560

Chemicals-Specialty - 4.6%

Ashland, Inc.	22,400	2,554,720
Cabot Corp.	187,600	8,081,808
Chemtura Corp.†	125,000	2,912,500
Eastman Chemical Co.	106,000	8,789,520
H.B. Fuller Co.	82,000	3,541,580
Methanex Corp.	198,910	10,275,691
Minerals Technologies, Inc.	100,415	7,453,805

		43,609,624

Coal - 0.4%

CONSOL Energy, Inc.	105,000	4,108,650

Coatings/Paint - 0.2%

Valspar Corp.	22,591	1,895,611

Commercial Services-Finance - 1.2%

Equifax, Inc.	29,201	2,322,939
Global Payments, Inc.	12,201	1,053,678
H&R Block, Inc.	43,250	1,454,930
McGraw Hill Financial, Inc.	25,938	2,424,165
Moody’s Corp.	10,870	1,097,979
SEI Investments Co.	46,885	1,858,053
Total System Services, Inc.	29,837	984,323

		11,196,067

Computer Services - 0.3%

Amdocs, Ltd.	65,797	3,207,275

Computers-Integrated Systems - 0.8%

Brocade Communications Systems, Inc.	148,948	1,684,602
Teradata Corp.†	133,300	6,017,162

		7,701,764

Computers-Memory Devices - 0.7%

Seagate Technology PLC	34,851	2,303,999
Western Digital Corp.	43,599	4,502,469

		6,806,468

Consulting Services - 0.8%

Booz Allen Hamilton Holding Corp.	154,800	4,212,108
FTI Consulting, Inc.†	14,934	578,991
Towers Watson & Co., Class A	22,532	2,545,215

		7,336,314

Consumer Products-Misc. - 0.5%

Samsonite International SA	1,445,100	4,826,379

Containers-Metal/Glass - 1.3%

Crown Holdings, Inc.†	76,020	3,762,990
Owens-Illinois, Inc.†	320,730	8,223,517

		11,986,507

Containers-Paper/Plastic - 1.8%

Graphic Packaging Holding Co.†	335,296	4,174,435
Packaging Corp. of America	45,302	3,365,033
Sealed Air Corp.	137,500	5,435,375
Sonoco Products Co.	98,000	4,117,960

		17,092,803

Cruise Lines - 0.7%

Norwegian Cruise Line Holdings, Ltd.†	150,700	6,614,223

Data Processing/Management - 0.2%

Fidelity National Information Services, Inc.	35,252	2,157,070

Decision Support Software - 0.4%

MSCI, Inc.	72,800	3,520,608

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	10,625	813,131

Distribution/Wholesale - 2.5%

Ingram Micro, Inc., Class A†	190,500	5,225,415
Rexel SA	87,846	1,627,577
WESCO International, Inc.†	202,923	16,718,826

		23,571,818

Diversified Manufacturing Operations - 3.5%

Barnes Group, Inc.	218,378	8,021,024
Carlisle Cos., Inc.	61,899	5,533,771
Colfax Corp.†	17,000	876,010
Crane Co.	44,600	2,632,738
Dover Corp.	113,249	8,719,040
Harsco Corp.	208,000	4,026,880
Parker-Hannifin Corp.	25,756	3,323,297

		33,132,760

E-Commerce/Services - 0.4%

Expedia, Inc.	31,402	2,735,428
IAC/InterActiveCorp	11,430	746,151

		3,481,579

Electric Products-Misc. - 0.3%

AMETEK, Inc.	58,950	3,004,092

Electric-Generation - 0.2%

AES Corp.	105,933	1,469,291

Electric-Integrated - 3.3%

Alliant Energy Corp.	72,673	4,568,951
Ameren Corp.	27,137	1,169,876
American Electric Power Co., Inc.	48,432	2,787,262
Edison International	42,751	2,717,254
FirstEnergy Corp.	20,705	763,600
Great Plains Energy, Inc.	202,669	5,303,848
PG&E Corp.	19,679	993,789
Portland General Electric Co.	185,500	6,839,385
Westar Energy, Inc.	147,242	5,755,690

		30,899,655

Electronic Components-Misc. - 2.6%

Flextronics International, Ltd.†	897,151	9,949,405
Jabil Circuit, Inc.	379,040	7,865,080
Knowles Corp.†	17,877	373,450
Plexus Corp.†	95,907	3,741,332
TE Connectivity, Ltd.	36,179	2,322,692

		24,251,959

Electronic Components-Semiconductors - 2.5%

Avago Technologies, Ltd.	23,754	2,218,624
Fairchild Semiconductor International, Inc.†	503,300	8,118,229
Microsemi Corp.†	306,417	8,334,542
ON Semiconductor Corp.†	231,409	2,089,623
Skyworks Solutions, Inc.	35,800	2,415,426

		23,176,444

Electronic Parts Distribution - 1.5%

Arrow Electronics, Inc.†	205,343	12,000,245
Avnet, Inc.	57,183	2,504,044

		14,504,289

Electronic Security Devices - 0.1%

Tyco International PLC	28,200	1,209,780

Engineering/R&D Services - 0.1%

Fluor Corp.	22,009	1,364,338

Entertainment Software - 0.3%

Activision Blizzard, Inc.	121,758	2,636,061

Finance-Consumer Loans - 0.3%

Navient Corp.	76,020	1,593,379
SLM Corp.	89,603	867,357

		2,460,736

Finance-Credit Card - 0.2%

Discover Financial Services	32,955	2,160,200

Finance-Investment Banker/Broker - 1.5%

Charles Schwab Corp.	60,536	1,714,379
LPL Financial Holdings, Inc.	104,700	4,467,549
Raymond James Financial, Inc.	61,093	3,439,536
TD Ameritrade Holding Corp.	129,955	4,497,743

		14,119,207

Finance-Other Services - 0.0%

Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food-Meat Products - 0.2%

Tyson Foods, Inc., Class A	34,483	1,460,010

Food-Misc./Diversified - 1.0%

Ebro Foods SA	121,312	2,201,583
Ingredion, Inc.	81,700	6,799,891

		9,001,474

Gas-Distribution - 1.0%

UGI Corp.	260,916	9,839,142

Home Decoration Products - 1.3%

Newell Rubbermaid, Inc.	333,893	12,123,655

Human Resources - 1.1%

Manpowergroup, Inc.	33,845	2,262,877
Robert Half International, Inc.	76,579	4,348,921
TrueBlue, Inc.†	176,600	4,052,970

		10,664,768

Identification Systems - 0.4%

Brady Corp., Class A	107,397	2,684,925
Checkpoint Systems, Inc.†	119,638	1,526,581

		4,211,506

Instruments-Controls - 1.5%

Honeywell International, Inc.	84,900	8,411,043
Sensata Technologies Holding NV†#	115,100	5,705,507

		14,116,550

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	74,101	4,193,376

Insurance-Life/Health - 1.4%

StanCorp Financial Group, Inc.	30,500	2,016,050
Symetra Financial Corp.	43,435	984,237
Torchmark Corp.	45,058	2,421,868
Unum Group	241,633	8,027,048

		13,449,203

Insurance-Multi-line - 1.6%

Allstate Corp.	48,886	3,331,581
Loews Corp.	30,906	1,286,926
XL Group PLC	290,618	10,322,751

		14,941,258

Insurance-Property/Casualty - 1.2%

Alleghany Corp.†	5,296	2,417,836
Hanover Insurance Group, Inc.	102,500	7,306,200
W.R. Berkley Corp.	22,699	1,185,796

		10,909,832

Insurance-Reinsurance - 1.4%

Argo Group International Holdings, Ltd.	90,400	5,102,176
Reinsurance Group of America, Inc.	94,508	8,101,226

		13,203,402

Internet Content-Entertainment - 0.2%

NetEase, Inc. ADR	13,733	1,451,166

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	131,100	4,827,102

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	25,000	1,226,000

Machinery-General Industrial - 0.3%

IDEX Corp.	18,000	1,382,580
Xerium Technologies, Inc.†	90,000	1,279,800

		2,662,380

Machinery-Pumps - 0.1%

Flowserve Corp.	22,368	1,316,804

Medical Instruments - 0.3%

Boston Scientific Corp.†	91,537	1,178,081
Bruker Corp.†	40,677	780,185
St. Jude Medical, Inc.	16,003	1,087,564

		3,045,830

Medical Labs & Testing Services - 0.3%

ICON PLC†	29,453	1,635,819
Laboratory Corp. of America Holdings†	12,876	1,347,345

		2,983,164

Medical Products - 0.6%

CareFusion Corp.†	56,827	3,362,454
Teleflex, Inc.	7,756	924,127
Zimmer Holdings, Inc.	15,408	1,730,164

		6,016,745

Medical-Drugs - 2.1%

Almirall SA†	565,810	9,772,035
Ono Pharmaceutical Co., Ltd.	71,100	6,087,267
PRA Health Sciences, Inc.†	60,900	1,330,056
UCB SA	31,507	2,472,998

		19,662,356

Medical-HMO - 0.6%

WellCare Health Plans, Inc.†	82,100	6,054,054

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	7,607	692,617
Cardinal Health, Inc.	26,597	2,186,007
McKesson Corp.	15,798	3,329,587

		6,208,211

Metal Processors & Fabrication - 0.3%

Timken Co.	75,878	3,246,820

Multimedia - 0.5%

Quebecor, Inc., Class B#	180,500	4,891,599

Office Supplies & Forms - 1.3%

ACCO Brands Corp.†	503,000	4,406,280
Avery Dennison Corp.	153,638	7,606,617

		12,012,897

Oil Companies-Exploration & Production - 2.3%

Cobalt International Energy, Inc.†	405,065	3,645,585
Diamondback Energy, Inc.†	92,850	5,236,740
Energen Corp.	35,119	2,097,307
Energy XXI, Ltd.#	290,000	1,162,900
EQT Corp.	23,689	2,155,225
Kosmos Energy, Ltd.†	75,929	633,248
Newfield Exploration Co.†	58,527	1,593,690
QEP Resources, Inc.	223,173	4,561,656
Rice Energy, Inc.†	32,153	800,610

		21,886,961

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	73,700	3,008,434
Marathon Petroleum Corp.	28,597	2,576,304
Western Refining, Inc.	28,394	1,167,277

		6,752,015

Oil-Field Services - 0.9%

Frank’s International NV#	130,000	2,337,400
McDermott International, Inc.†#	110,000	390,500
Oil States International, Inc.†	27,000	1,345,950
Trican Well Service, Ltd.	403,200	2,728,183
Weatherford International PLC†	110,000	1,441,000

		8,243,033

Paper & Related Products - 0.2%

International Paper Co.	43,657	2,349,620

Pharmacy Services - 0.4%

Omnicare, Inc.	54,035	3,799,741

Pipelines - 0.2%

Boardwalk Pipeline Partners LP	125,000	2,062,500

Power Converter/Supply Equipment - 1.5%

Generac Holdings, Inc.†#	109,600	4,754,448
Hubbell, Inc., Class B	86,921	9,283,163

		14,037,611

Real Estate Investment Trusts - 5.6%

American Assets Trust, Inc.	159,907	6,284,345
Blackstone Mortgage Trust, Inc., Class A	205,100	5,857,656
Boston Properties, Inc.	27,953	3,623,827
Equity LifeStyle Properties, Inc.	149,200	7,401,812
Equity Residential	54,620	3,869,281
Essex Property Trust, Inc.	8,834	1,788,090
Extra Space Storage, Inc.	119,300	7,070,911
Kimco Realty Corp.	74,503	1,896,101
Macerich Co.	33,267	2,630,754
Plum Creek Timber Co., Inc.	41,200	1,717,216
Regency Centers Corp.	35,474	2,180,942
SL Green Realty Corp.	69,795	8,105,991

		52,426,926

Real Estate Operations & Development - 0.5%

Forest City Enterprises, Inc., Class A†	231,755	5,003,591

Recreational Vehicles - 0.2%

Brunswick Corp.	42,980	2,135,246

Retail-Apparel/Shoe - 1.8%

Ascena Retail Group, Inc.†	282,000	3,775,980
Coach, Inc.	20,000	742,400
DSW, Inc., Class A	164,500	5,836,460
Express, Inc.†	185,000	2,765,750
Finish Line, Inc., Class A	74,000	2,111,960
Foot Locker, Inc.	24,665	1,413,058

		16,645,608

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	706,160

Retail-Drug Store - 0.1%

Rite Aid Corp.†	126,782	694,765

Retail-Home Furnishings - 0.4%

Pier 1 Imports, Inc.	250,000	3,450,000

Retail-Office Supplies - 0.6%

Staples, Inc.	402,500	5,659,150

Retail-Regional Department Stores - 0.4%

Macy’s, Inc.	46,920	3,045,577
Stage Stores, Inc.	40,000	819,600

		3,865,177

Retirement/Aged Care - 0.8%

Brookdale Senior Living, Inc.†	226,273	8,014,590

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.	139,800	3,831,918

Savings & Loans/Thrifts - 0.2%

EverBank Financial Corp.	116,800	2,200,512

Semiconductor Components-Integrated Circuits - 1.1%

Maxim Integrated Products, Inc.	32,100	949,197
NXP Semiconductor NV†	123,006	9,571,097

		10,520,294

Semiconductor Equipment - 0.9%

Brooks Automation, Inc.	177,500	2,078,525
Teradyne, Inc.	263,500	5,230,475
Xcerra Corp.†	103,234	826,904

		8,135,904

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	29,906	3,258,857

Steel-Producers - 0.9%

Carpenter Technology Corp.	94,300	4,754,606
Reliance Steel & Aluminum Co.	54,900	3,510,306

		8,264,912

Steel-Specialty - 0.5%

Allegheny Technologies, Inc.	115,000	3,874,350
Universal Stainless & Alloy Products, Inc.†	52,202	1,272,685

		5,147,035

Telecommunication Equipment - 0.8%

ARRIS Group, Inc.†	215,700	6,421,389
Harris Corp.	15,046	1,078,347

		7,499,736

Television - 0.2%

CBS Corp., Class B	33,851	1,857,743

Theaters - 0.2%

AMC Entertainment Holdings, Inc., Class A	81,300	2,131,686

Tobacco - 0.2%

Lorillard, Inc.	23,747	1,499,386

Tools-Hand Held - 0.9%

Stanley Black & Decker, Inc.	86,684	8,186,437

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	24,929	1,638,334
RF Micro Devices, Inc.†#	370,200	5,408,622

		7,046,956

Total Long-Term Investment Securities
(cost $682,982,282)		899,366,325

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Companies - 2.2%

SSgA Money Market Fund	3,762,257	3,762,257
State Street Navigator Securities Lending Prime Portfolio(3)	17,108,659	17,108,659

Total Short-Term Investment Securities
(cost $20,870,916)		20,870,916

REPURCHASE AGREEMENTS - 4.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $5,501,000 and collateralized by $5,955,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $5,670,625.	$5,501,000	5,501,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $32,768,000 and collateralized by $35,100,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $33,423,835.	32,768,000	32,768,000

Total Repurchase Agreements
(cost $38,269,000)		38,269,000

TOTAL INVESTMENTS
(cost $742,122,198)(4)	101.5%	958,506,241
Liabilities in excess of other assets	(1.5)	(13,977,318)

NET ASSETS —	100.0%	$944,528,923

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(3)	At November 30, 2014, the Fund had loaned securities with a total value of $15,587,485. This was secured by collateral of $17,108,659, which was received in cash and subsequently invested in short-term investments currently value at $17,108,659 as reported in the Portfolio of Investments. The remaining collateral of $4,481 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s other assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 06/15/2041	$376
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 05/25/2042	3,620
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	413
United States Treasury Notes/Bonds	1.50% to 1.50%	02/28/2019 to 02/28/2019	72

(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Other Services	$—	$—	$8,414	$8,414
Other Industries	899,357,911	—	—	899,357,911
Short-Term Investment Securities	20,870,916	—	—	20,870,916
Repurchase Agreements	—	38,269,000	—	38,269,000

Total Investments at Value	$920,228,827	$38,269,000	$8,414	$958,506,241

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 40.5%

VALIC Co. I Blue Chip Growth Fund	1,985,025	$37,139,813
VALIC Co. I Dividend Value Fund	1,313,459	18,414,698
VALIC Co. I Mid Cap Index Fund	1,144,825	32,833,591
VALIC Co. I Mid Cap Strategic Growth Fund	467,494	8,078,302
VALIC Co. I Nasdaq-100 Index Fund	2,257,025	22,908,804
VALIC Co. I Science & Technology Fund	883,793	24,843,418
VALIC Co. I Small Cap Index Fund	1,026,072	21,783,506
VALIC Co. I Small Cap Special Values Fund	627,002	8,934,774
VALIC Co. I Stock Index Fund	1,423,044	53,449,526
VALIC Co. I Value Fund	107,470	1,632,474
VALIC Co. II Capital Appreciation Fund	1,117,995	18,391,025
VALIC Co. II Large Cap Value Fund	424,569	7,612,516
VALIC Co. II Mid Cap Growth Fund	911,544	9,398,018
VALIC Co. II Mid Cap Value Fund	1,591,474	39,436,727
VALIC Co. II Small Cap Growth Fund	494,354	8,250,772
VALIC Co. II Small Cap Value Fund	864,729	14,285,326

Total Domestic Equity Investment Companies (cost $252,514,507)		327,393,290

Fixed Income Investment Companies - 35.8%

VALIC Co. I Capital Conservation Fund	1,954,406	19,563,607
VALIC Co. I Government Securities Fund	1,430,616	15,650,940
VALIC Co. I Inflation Protected Fund	1,903,071	21,390,523
VALIC Co. I International Government Bond Fund	325,999	3,892,431
VALIC Co. II Core Bond Fund	10,766,643	119,940,406
VALIC Co. II High Yield Bond Fund	4,441,605	34,822,183
VALIC Co. II Strategic Bond Fund	6,410,679	74,556,199

Total Fixed Income Investment Companies (cost $285,242,406)		289,816,289

International Equity Investment Companies - 18.0%

VALIC Co. I Emerging Economies Fund	3,791,054	30,100,972
VALIC Co. I Foreign Value Fund	3,960,347	40,751,969
VALIC Co. I International Equities Index Fund	6,154,495	43,389,192
VALIC Co. I International Growth Fund	1,751,322	24,290,835
VALIC Co. II International Opportunities Fund	485,019	7,158,874

Total International Equity Investment Companies (cost $144,812,614)		145,691,842

Real Estate Investment Companies - 5.7%

VALIC Co. I Global Real Estate Fund (cost $42,153,998)	5,154,618	45,773,010

TOTAL INVESTMENTS (cost $724,723,525)(2)	100.0%	808,674,431
Other assets less liabilities	0.0	64,756

NET ASSETS —	100.0%	$808,739,187

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$808,674,431	$—	$—	$808,674,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 97.4%
Certificates of Deposit - 28.6%

Chase Bank USA NA FRS 0.26% due 04/24/2015	$3,600,000	$3,600,000
Credit Agricole Corporate and Investment Bank NY 0.24% due 01/05/2015	3,250,000	3,250,000
Deutsche Bank AG NY FRS 0.55% due 03/27/2015	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.20% due 02/10/2015	3,250,000	3,250,000
Nordea Bank Finland PLC NY 0.22% due 03/25/2015	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.26% due 10/20/2015	3,600,000	3,600,000
Rabobank Nederland NV NY FRS 0.28% due 06/12/2015	800,000	800,185
Rabobank Nederland NV NY FRS 0.30% due 08/12/2015	3,500,000	3,500,832
Royal Bank of Canada NY FRS 0.23% due 06/10/2015	3,500,000	3,500,000
Royal Bank of Canada NY FRS 0.24% due 03/27/2015	275,000	275,009
Royal Bank of Canada NY FRS 0.35% due 05/04/2015	3,800,000	3,800,000
Svenska Handelsbanken NY 0.22% due 03/11/2015	3,400,000	3,400,047
UBS AG Stamford CT FRS 0.25% due 07/23/2015	3,250,000	3,250,000
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	3,400,000	3,400,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	4,220,000	4,220,000

Total Certificates of Deposit
(amortized cost $47,346,073)		47,346,073

Commercial Paper - 11.2%

BNP Paribas Finance, Inc. 0.06% due 12/02/2014	7,500,000	7,499,987
Credit Agricole Corporate and Investment Bank NY 0.10% due 12/02/2014	4,000,000	3,999,989
State Street Corp. 0.19% due 03/24/2015	3,600,000	3,597,853
State Street Corp. 0.20% due 01/05/2015	3,550,000	3,549,310

Total Commercial Paper
(amortized cost $18,647,139)		18,647,139

U.S. Corporate Bonds & Notes - 6.5%

Bank of America NA 0.25% due 12/01/2014	3,350,000	3,350,000
General Electric Capital Corp. FRS 0.61% due 01/09/2015	2,000,000	2,000,999
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	2,750,000	2,755,482
JPMorgan Chase Bank NA FRS 0.35% due 12/07/2015	2,700,000	2,700,000

Total U.S. Corporate Bonds & Notes
(amortized cost $10,806,481)		10,806,481

U.S. Government Agencies - 34.2%

Federal Farm Credit Bank 0.09% due 01/08/2015	2,250,000	2,249,786
0.14% due 07/01/2015	3,750,000	3,746,908
0.16% due 10/05/2015	1,500,000	1,497,947
Federal Farm Credit Bank FRS 0.08% due 03/09/2015	2,750,000	2,749,920
0.11% due 03/30/2015	2,800,000	2,799,955
0.13% due 02/23/2015	3,300,000	3,299,958
0.23% due 03/16/2015	3,000,000	3,001,326
Federal Home Loan Bank 0.06% due 01/07/2015	2,000,000	1,999,887
0.06% due 01/21/2015	2,500,000	2,499,787
0.07% due 01/28/2015	5,250,000	5,249,450
0.10% due 05/22/2015	2,800,000	2,798,662
0.11% due 02/17/2015	1,500,000	1,499,642
0.12% due 03/25/2015	1,750,000	1,749,335
0.12% due 04/10/2015	1,500,000	1,499,350
0.13% due 03/12/2015	3,000,000	3,000,328
0.14% due 09/08/2015	1,750,000	1,748,088
0.17% due 07/31/2015	1,250,000	1,248,572
Federal Home Loan Bank FRS 0.12% due 08/10/2015	3,000,000	3,000,326
Federal Home Loan Mtg. Corp. 0.04% due 01/29/2015	2,000,000	1,999,869
0.10% due 04/24/2015	3,250,000	3,248,765
0.14% due 01/26/2015	1,250,000	1,249,738
Federal National Mtg. Assoc. 0.14% due 06/01/2015	2,350,000	2,348,337
Federal National Mtg. Assoc. FRS 0.13% due 02/27/2015	2,250,000	2,250,145

Total U.S. Government Agencies
(amortized cost $56,736,081)		56,736,081

U.S. Government Treasuries - 16.9%

United States Treasury Bills 0.01% due 12/11/2014	4,250,000	4,249,991
0.02% due 12/18/2014	2,000,000	1,999,981
0.03% due 12/04/2014	4,500,000	4,499,988
0.03% due 12/11/2014	6,000,000	5,999,942
0.03% due 12/18/2014	4,200,000	4,199,933
0.04% due 12/18/2014	7,000,000	6,999,884

Total U.S. Government Treasuries
(amortized cost $27,949,719)		27,949,719

Total Short-Term Investment Securities - 97.4%
(amortized cost $161,485,493)		161,485,493

REPURCHASE AGREEMENT - 2.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,746,000)	3,746,000	3,746,000

TOTAL INVESTMENTS
(amortized cost $165,231,493)(2)	99.7%	165,231,493
Other assets less liabilities	0.3	570,290

NET ASSETS —	100.0%	$165,801,783

(1)	See Note 3 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	34.2%
Banks - Commercial	19.6
U.S. Government Treasuries	16.9
Banks - Super Regional	8.2
Diversified Banking Institutions	6.8
Finance-Investment Banker/Broker	4.5
Fiduciary Banks	4.3
Diversified Financial Services	2.9
Repurchase Agreement	2.3

99.7%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$161,485,493	$—	$161,485,493
Repurchase Agreement	—	3,746,000	—	3,746,000

Total Investments at Value	$—	$165,231,493	$—	$165,231,493

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Advanced Materials - 0.8%

Hexcel Corp.†	21,950	$950,215

Aerospace/Defense-Equipment - 1.0%

HEICO Corp.	22,708	1,203,751

Airlines - 1.3%

Spirit Airlines, Inc.†	17,820	1,473,536

Applications Software - 4.5%

Dealertrack Technologies, Inc.†	29,180	1,376,129
Demandware, Inc.†	25,143	1,408,008
HubSpot, Inc.†#	14,476	512,306
Imperva, Inc.†	18,033	767,124
Tableau Software, Inc., Class A†	14,131	1,185,308

		5,248,875

Banks-Commercial - 1.8%

Signature Bank†	8,574	1,039,769
Texas Capital Bancshares, Inc.†	18,830	1,038,098

		2,077,867

Building & Construction Products-Misc. - 2.9%

Fortune Brands Home & Security, Inc.	30,572	1,373,294
Trex Co., Inc.†	47,312	1,993,728

		3,367,022

Building Products-Cement - 1.0%

Eagle Materials, Inc.	14,341	1,181,555

Building-Residential/Commercial - 0.5%

TRI Pointe Homes, Inc.†	41,423	632,115

Casino Hotels - 0.1%

Boyd Gaming Corp.†	11,309	144,529

Casino Services - 0.9%

Scientific Games Corp., Class A†#	68,624	1,038,967

Commercial Services - 1.2%

CoStar Group, Inc.†	8,296	1,412,477

Computer Services - 0.8%

FleetMatics Group PLC†#	27,477	966,916

Computer Software - 2.0%

Cornerstone OnDemand, Inc.†#	28,688	911,418
Envestnet, Inc.†	27,640	1,413,786

		2,325,204

Computers-Memory Devices - 1.1%

Nimble Storage, Inc.†#	46,921	1,237,307

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	17,732	838,724

Diagnostic Equipment - 0.9%

GenMark Diagnostics, Inc.†	97,226	1,104,487

Distribution/Wholesale - 2.6%

H&E Equipment Services, Inc.	21,176	741,160
Pool Corp.	9,738	578,535
Watsco, Inc.	17,254	1,751,281

		3,070,976

Diversified Manufacturing Operations - 1.1%

Carlisle Cos., Inc.	13,768	1,230,859

Drug Delivery Systems - 1.2%

Nektar Therapeutics†	61,967	1,032,990
Revance Therapeutics, Inc.†#	19,753	324,739

		1,357,729

E-Commerce/Services - 2.4%

ChannelAdvisor Corp.†#	21,431	377,185
Coupons.com, Inc.†#	39,932	609,762
RetailMeNot, Inc.†#	41,095	605,124
Trulia, Inc.†	10,276	522,329
Wayfair, Inc., Class A†#	27,280	661,813

		2,776,213

E-Marketing/Info - 0.8%

Marketo, Inc.†#	30,435	972,703

Educational Software - 1.2%

2U, Inc.†	76,286	1,379,251

Electronic Components-Semiconductors - 3.6%

Cavium, Inc.†	23,692	1,340,967
Inphi Corp.†	85,903	1,261,915
Monolithic Power Systems, Inc.	33,484	1,611,585

		4,214,467

Enterprise Software/Service - 3.3%

Guidewire Software, Inc.†	30,830	1,555,990
Proofpoint, Inc.†	17,880	776,350
Veeva Systems, Inc., Class A†	45,517	1,495,233

		3,827,573

Finance-Investment Banker/Broker - 0.6%

FXCM, Inc., Class A#	43,674	703,151

Food-Misc./Diversified - 0.5%

Diamond Foods, Inc.†	18,588	553,737

Footwear & Related Apparel - 1.6%

Wolverine World Wide, Inc.	59,842	1,825,779

Healthcare Safety Devices - 1.0%

Unilife Corp.†#	383,730	1,201,075

Home Furnishings - 0.1%

Norcraft Cos., Inc.†	9,698	175,243

Instruments-Scientific - 1.7%

FEI Co.	6,911	591,858
Fluidigm Corp.†	45,411	1,400,021

		1,991,879

Insurance-Property/Casualty - 0.7%

AmTrust Financial Services, Inc.#	15,856	813,730

Internet Connectivity Services - 0.5%

Boingo Wireless, Inc.†#	66,882	532,381

Internet Incubators - 0.4%

HomeAway, Inc.†	16,513	517,848

Internet Telephone - 0.5%

RingCentral, Inc.†#	46,045	579,246

Investment Companies - 0.8%

PennantPark Investment Corp.#	81,917	908,460

Investment Management/Advisor Services - 1.2%

Financial Engines, Inc.#	42,408	1,385,893

Lighting Products & Systems - 2.1%

Acuity Brands, Inc.	17,711	2,447,660

Machinery-General Industrial - 2.7%

DXP Enterprises, Inc.†	9,343	548,995

Middleby Corp.†	26,721	2,555,596

		3,104,591

Machinery-Pumps - 0.9%

Graco, Inc.	12,691	1,016,549

Medical Imaging Systems - 1.2%

Novadaq Technologies, Inc.†#	94,796	1,360,323

Medical Products - 1.5%

K2M Group Holdings, Inc.†#	44,612	843,613
Syneron Medical, Ltd.†	84,140	864,959

		1,708,572

Medical-Biomedical/Gene - 6.1%

Acceleron Pharma, Inc.†	17,884	692,826
Aegerion Pharmaceuticals, Inc.†#	14,573	307,053
Avalanche Biotechnologies, Inc.†#	16,780	662,642
Coherus Biosciences, Inc.†#	28,810	395,561
Exact Sciences Corp.†#	28,573	709,182
Halozyme Therapeutics, Inc.†#	71,907	631,343
Insmed, Inc.†	47,415	669,026
Intrexon Corp.†#	19,843	526,435
Isis Pharmaceuticals, Inc.†#	11,107	575,232
Puma Biotechnology, Inc.†	5,058	1,148,267
Synageva BioPharma Corp.†	5,310	431,172
Versartis, Inc.†#	17,739	319,657

		7,068,396

Medical-Drugs - 4.2%

Acadia Pharmaceuticals, Inc.†#	29,039	867,395
Chimerix, Inc.†#	27,018	952,114
Ignyta, Inc.†#	44,547	303,365
Keryx Biopharmaceuticals, Inc.†#	48,204	766,444
Receptos, Inc.†	9,773	1,322,287
Sagent Pharmaceuticals, Inc.†	25,068	722,710

		4,934,315

Medical-HMO - 1.1%

WellCare Health Plans, Inc.†	17,805	1,312,941

Medical-Hospitals - 1.9%

Acadia Healthcare Co., Inc.†	35,570	2,205,696

MRI/Medical Diagnostic Imaging - 0.8%

Surgical Care Affiliates, Inc.†	28,450	904,710

Networking Products - 2.3%

Fortinet, Inc.†	45,985	1,267,346
Infinera Corp.†#	59,409	809,745
Palo Alto Networks, Inc.†	5,036	619,428

		2,696,519

Oil Companies-Exploration & Production - 1.1%

Eclipse Resources Corp†#	30,340	327,369
Laredo Petroleum, Inc.†#	47,650	497,942
Oasis Petroleum, Inc.†	22,983	422,428

		1,247,739

Oil Field Machinery & Equipment - 1.6%

Dril-Quip, Inc.†	11,626	927,173
Forum Energy Technologies, Inc.†	39,876	957,423

		1,884,596

Oil Refining & Marketing - 0.7%

Delek US Holdings, Inc.	27,725	828,978

Patient Monitoring Equipment - 1.7%

Insulet Corp.†	42,702	1,989,486

Real Estate Investment Trusts - 1.0%

EastGroup Properties, Inc.	8,929	600,208
Highwoods Properties, Inc.	13,671	590,040

		1,190,248

Real Estate Management/Services - 1.1%

RE/MAX Holdings, Inc., Class A	36,859	1,232,934

Research & Development - 0.2%

Arrowhead Research Corp.†#	33,665	195,930

Retail-Apparel/Shoe - 2.9%

Kate Spade & Co.†	34,874	1,117,014
Men’s Wearhouse, Inc.	27,163	1,269,056
Vera Bradley, Inc.†#	41,685	958,338

		3,344,408

Retail-Automobile - 3.2%

Lithia Motors, Inc., Class A	17,055	1,253,713
Penske Automotive Group, Inc.	18,508	876,354
Rush Enterprises, Inc., Class A†	43,979	1,542,783

		3,672,850

Retail-Misc./Diversified - 2.0%

Container Store Group, Inc.†#	30,279	659,476
Five Below, Inc.†#	35,595	1,660,863

		2,320,339

Retail-Pet Food & Supplies - 0.5%

Freshpet, Inc.†#	32,341	540,418

Retail-Vitamins & Nutrition Supplements - 1.0%

Vitamin Shoppe, Inc.†	25,406	1,215,931

Savings & Loans/Thrifts - 1.3%

BofI Holding, Inc.†	18,487	1,458,994

Semiconductor Components-Integrated Circuits - 0.9%

TriQuint Semiconductor, Inc.†	42,890	1,045,229

Telecom Equipment-Fiber Optics - 0.7%

Ciena Corp.†#	48,631	803,870

Therapeutics - 1.4%

Kite Pharma Inc†#	17,792	746,908
Nevro Corp.†	10,100	272,599
Portola Pharmaceuticals, Inc.†	23,902	672,124

		1,691,631

Transport-Marine - 1.0%

Kirby Corp.†	12,182	1,171,177

Transport-Services - 1.0%

XPO Logistics, Inc.†#	31,137	1,204,379

Transport-Truck - 1.5%

Old Dominion Freight Line, Inc.†	21,789	1,765,781

Wireless Equipment - 1.5%

Aruba Networks, Inc.†	56,810	1,062,915
Ruckus Wireless, Inc.†	60,102	688,769

		1,751,684

Total Long-Term Investment Securities
(cost $96,302,146)		114,538,614

SHORT-TERM INVESTMENT SECURITIES - 24.4%
Registered Investment Companies - 22.8%

State Street Navigator Securities Lending Prime Portfolio(1)	26,520,355	26,520,355

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	$1,890,000	1,890,000

Total Short-Term Investment Securities
(cost $28,410,355)		28,410,355

TOTAL INVESTMENTS
(cost $124,712,501)(2)	122.8%	142,948,969
Liabilities in excess of other assets	(22.8)	(26,561,490)

NET ASSETS —	100.0%	$116,387,479

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $25,469,650. This was secured by collateral of $26,520,355, which was received in cash and subsequently invested in short-term investments currently valued at $26,520,355 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$114,538,614	$—	$—	$114,538,614
Short-Term Investment Securities:
Registered Investment Companies	26,520,355	—	—	26,520,355
Time Deposits	—	1,890,000	—	1,890,000

Total Investments at Value	$141,058,969	$1,890,000	$—	$142,948,969

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Aerospace/Defense-Equipment - 0.5%

AAR Corp.	106,700	$2,734,721

Airlines - 0.6%

Alaska Air Group, Inc.	32,200	1,900,766
SkyWest, Inc.	78,380	979,750
Virgin America, Inc.†	4,000	150,720

		3,031,236

Applications Software - 0.1%

Actuate Corp.†	28,400	102,240
Five9, Inc.†	9,300	41,013
Globant SA†#	7,900	109,020
Paycom Software, Inc.†	10,400	299,000

		551,273

Athletic Equipment - 0.1%

Nautilus, Inc.†	38,700	496,521

Auction Houses/Art Dealers - 1.6%

KAR Auction Services, Inc.	255,300	8,846,145

Audio/Video Products - 0.3%

Skullcandy, Inc.†	19,000	180,120
TiVo, Inc.†	93,300	1,136,394
VOXX International Corp.†	16,600	139,606

		1,456,120

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	34,600	373,334

Auto/Truck Parts & Equipment-Original - 0.6%

Dana Holding Corp.	150,000	3,180,000
Fuel Systems Solutions, Inc.†	20,800	205,296
Spartan Motors, Inc.	12,400	62,124

		3,447,420

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	69,600	1,602,888

Banks-Commercial - 11.7%

1st Source Corp.	18,428	562,423
American National Bankshares, Inc.	1,200	28,260
BancFirst Corp.	13,540	866,695
BancorpSouth, Inc.	70,100	1,534,489
Bank of Hawaii Corp.	30,680	1,768,089
Banner Corp.	11,600	477,804
BBCN Bancorp, Inc.	66,220	921,782
Bridge Capital Holdings†	3,600	82,944
Capital Bank Financial Corp., Class A†	43,500	1,102,725
Cascade Bancorp†	15,501	75,645
Cathay General Bancorp	132,600	3,365,388
Central Pacific Financial Corp.	82,700	1,582,878
Century Bancorp, Inc., Class A	1,518	59,081
Chemical Financial Corp.	13,600	393,992
Citizens & Northern Corp.	3,600	70,092
City Holding Co.	27,100	1,185,083
CoBiz Financial, Inc.	18,300	210,084
Columbia Banking System, Inc.	10,273	282,199
Community Bank System, Inc.	25,380	938,806
Community Trust Bancorp, Inc.	22,918	829,173
ConnectOne Bancorp, Inc.	3,900	72,072
East West Bancorp, Inc.	3,073	112,994
Financial Institutions, Inc.	13,000	308,230
First BanCorp†	239,300	1,227,609
First Bancorp	5,700	97,356
First Busey Corp.	78,980	517,319
First Citizens BancShares, Inc., Class A	1,540	390,544
First Commonwealth Financial Corp.	242,000	2,197,360
First Community Bancshares, Inc.	8,700	134,502
First Financial Bancorp	27,198	481,677
First Financial Bankshares, Inc.#	14,160	427,207
First Interstate BancSystem, Inc.,Class A	21,700	610,204
FirstMerit Corp.	252,750	4,521,698
FNB Corp.	87,240	1,098,352
Glacier Bancorp, Inc.	39,800	1,089,724
Great Southern Bancorp, Inc.	6,800	253,504
Guaranty Bancorp	4,900	72,618
Hancock Holding Co.	165,021	5,397,837
Heartland Financial USA, Inc.	10,140	254,210
Heritage Financial Corp.	4,539	76,845
Hudson Valley Holding Corp.	12,940	323,759
Lakeland Bancorp, Inc.	11,573	127,650
Lakeland Financial Corp.	5,280	209,035
MainSource Financial Group, Inc.	37,000	659,340
MB Financial, Inc.	22,420	706,230
Metro Bancorp, Inc.†	11,100	278,055
National Penn Bancshares, Inc.	8,700	88,740
OFG Bancorp	105,600	1,577,664
OmniAmerican Bancorp, Inc.	7,000	188,090
Pacific Continental Corp.	14,700	203,742
PacWest Bancorp	29,200	1,357,800
Preferred Bank	3,300	84,216
Republic Bancorp, Inc., Class A	3,700	84,027
S&T Bancorp, Inc.	4,080	112,118
Sierra Bancorp	3,220	51,101
Simmons First National Corp., Class A	14,120	571,436
Southwest Bancorp, Inc.	30,480	515,112
State Bank Financial Corp.	10,800	200,880
Stock Yards Bancorp, Inc.	2,300	71,967
Suffolk Bancorp	3,220	66,622
Susquehanna Bancshares, Inc.	66,500	875,805
TCF Financial Corp.	82,640	1,282,573
Tompkins Financial Corp.	7,448	365,250
Trustmark Corp.	26,900	627,846
UMB Financial Corp.	35,060	1,945,480
Umpqua Holdings Corp.	331,684	5,635,311
Union Bankshares Corp.	80,119	1,845,942
Valley National Bancorp.#	14,116	137,490
Washington Trust Bancorp, Inc.	7,080	256,225
Webster Financial Corp.	21,000	660,870
West Bancorporation, Inc.	7,780	121,524
Westamerica Bancorporation#	35,124	1,707,026
Wilshire Bancorp, Inc.	126,600	1,212,828
Zions Bancorporation	159,905	4,486,934

		64,318,182

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	9,700	153,163

Beverages-Wine/Spirits - 0.8%

Treasury Wine Estates, Ltd. ADR	1,019,625	4,129,481

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	79,080	1,134,798
Trex Co., Inc.†	3,756	158,278

		1,293,076

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	26,300	377,931

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	26,300	177,262

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	32,900	891,261

Building-Residential/Commercial - 0.6%

Taylor Morrison Home Corp., Class A†	155,891	3,014,932

Casino Services - 0.0%

Scientific Games Corp., Class A†#	6,000	90,840

Chemicals-Diversified - 0.2%

Olin Corp.	52,500	1,320,900

Chemicals-Specialty - 0.5%

Minerals Technologies, Inc.	37,360	2,773,233

Coal - 0.3%

Cloud Peak Energy, Inc.†	145,900	1,702,653

Coffee - 0.0%

Farmer Bros. Co.†	4,500	128,340

Commercial Services - 0.1%

Performant Financial Corp.†	16,100	109,480
RPX Corp.†	33,600	440,832

		550,312

Commercial Services-Finance - 1.0%

EVERTEC, Inc.	220,061	4,850,144
Global Cash Access Holdings, Inc.†	11,520	81,792
MoneyGram International, Inc.†	92,400	796,488

		5,728,424

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	25,858	975,881

Computer Data Security - 0.0%

A10 Networks, Inc.†	34,100	139,128
Varonis Systems, Inc.†#	2,900	69,020

		208,148

Computer Services - 0.9%

Engility Holdings, Inc.†	40,500	1,703,025
Insight Enterprises, Inc.†	30,800	721,644
Sykes Enterprises, Inc.†	23,300	539,861
Unisys Corp.†	69,446	1,855,597

		4,820,127

Computer Software - 0.9%

Avid Technology, Inc.†	389,425	4,692,571

Computers-Integrated Systems - 0.6%

VeriFone Systems, Inc.†	92,080	3,283,573

Computers-Memory Devices - 0.6%

Quantum Corp.†#	123,800	195,604
Spansion, Inc., Class A†	133,300	3,115,221

		3,310,825

Consulting Services - 0.5%

FTI Consulting, Inc.†	73,500	2,849,595
Hackett Group, Inc.	10,700	95,123

		2,944,718

Consumer Products-Misc. - 0.3%

Central Garden and Pet Co., Class A†	99,460	820,545
CSS Industries, Inc.	20,800	603,408

		1,423,953

Containers-Metal/Glass - 0.8%

Silgan Holdings, Inc.	87,685	4,424,585

Containers-Paper/Plastic - 0.9%

Berry Plastics Group, Inc.†	112,575	3,257,920
Graphic Packaging Holding Co.†	118,110	1,470,470

		4,728,390

Data Processing/Management - 0.8%

Amber Road, Inc.†	5,500	64,900
CSG Systems International, Inc.	24,442	613,983
Fair Isaac Corp.	51,720	3,712,462

		4,391,345

Distribution/Wholesale - 1.6%

Beacon Roofing Supply, Inc.†	95,750	2,592,910
ScanSource, Inc.†	8,615	334,779
United Stationers, Inc.	144,639	5,938,877

		8,866,566

Diversified Financial Services - 0.6%

Ladder Capital Corp., Class A†	178,500	3,375,435

Diversified Manufacturing Operations - 0.8%

Federal Signal Corp.	37,300	556,516
Harsco Corp.	116,500	2,255,440
Standex International Corp.	15,300	1,116,441
Tredegar Corp.	27,060	496,280

		4,424,677

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	11,100	182,484

E-Commerce/Products - 0.0%

Chegg, Inc.†#	8,200	55,432

E-Commerce/Services - 0.2%

Coupons.com, Inc.†	7,600	116,052
Orbitz Worldwide, Inc.†	88,400	675,376
Wayfair, Inc., Class A†#	6,100	147,986

		939,414

E-Marketing/Info - 0.0%

Rubicon Project, Inc.†	8,700	122,322

Educational Software - 0.1%

2U, Inc.†	14,800	267,584

Electric Products-Misc. - 0.0%

GrafTech International, Ltd.†	11,100	45,288

Electric-Generation - 0.1%

Atlantic Power Corp.#	307,200	700,416

Electric-Integrated - 3.7%

Avista Corp.	64,480	2,221,336
El Paso Electric Co.	55,600	2,103,348

NorthWestern Corp.	40,318	2,146,127
Pike Corp.†	438,305	5,242,128
PNM Resources, Inc.	26,600	770,336
Portland General Electric Co.	115,200	4,247,424
Unitil Corp.	9,600	338,208
Westar Energy, Inc.	81,600	3,189,744

		20,258,651

Electronic Components-Misc. - 1.2%

Benchmark Electronics, Inc.†	71,521	1,700,769
Jabil Circuit, Inc.	170,050	3,528,538
Kimball Electronics, Inc.†	10,275	113,025
Sanmina Corp.†	16,900	415,740
Stoneridge, Inc.†	45,500	494,130
Vishay Intertechnology, Inc.	26,500	367,555

		6,619,757

Electronic Components-Semiconductors - 0.4%

Amkor Technology, Inc.†	88,400	591,396
DSP Group, Inc.†	52,480	567,834
First Solar, Inc.†	19,300	941,840
IXYS Corp.	12,400	141,732

		2,242,802

Electronic Parts Distribution - 0.0%

Tech Data Corp.†	3,118	194,345

Energy-Alternate Sources - 0.3%

Pacific Ethanol, Inc.†#	6,500	75,595
REX American Resources Corp.†	26,400	1,670,328

		1,745,923

Engineering/R&D Services - 1.4%

Argan, Inc.	47,000	1,493,190
EMCOR Group, Inc.	130,967	5,677,419
VSE Corp.	9,200	495,144

		7,665,753

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.	101,300	2,031,065

Enterprise Software/Service - 1.2%

Benefitfocus, Inc.†#	18,900	512,001
Informatica Corp.†	128,200	4,663,916
ManTech International Corp., Class A	23,900	719,868
MedAssets, Inc.†	29,200	564,728
Opower, Inc.†	500	7,785

		6,468,298

Entertainment Software - 0.4%

Take-Two Interactive Software, Inc.†	78,000	2,157,480

Environmental Consulting & Engineering - 0.6%

Tetra Tech, Inc.	125,124	3,400,870

Filtration/Separation Products - 0.0%

Polypore International, Inc.†#	3,300	169,818

Finance-Consumer Loans - 2.2%

Encore Capital Group, Inc.†	74,150	3,181,776
Nelnet, Inc., Class A	20,600	944,304
Ocwen Financial Corp.†#	249,090	5,714,125
World Acceptance Corp.†#	27,558	2,103,502

		11,943,707

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†	135,200	573,248
Investment Technology Group, Inc.†	86,300	1,704,425
Oppenheimer Holdings, Inc., Class A	10,500	240,345
Piper Jaffray Cos.†	8,860	508,564

		3,026,582

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	17,900	333,656

Finance-Mortgage Loan/Banker - 1.0%

Arlington Asset Investment Corp., Class A	19,300	537,505
CoreLogic, Inc.†	144,400	4,796,968

		5,334,473

Food-Baking - 0.6%

Flowers Foods, Inc.	176,246	3,436,797

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,900	105,495

Food-Dairy Products - 0.8%

Dean Foods Co.#	264,290	4,506,145

Food-Flour & Grain - 0.9%

Post Holdings, Inc.†#	119,920	4,796,800

Food-Misc./Diversified - 0.9%

Chiquita Brands International, Inc.†	81,800	1,182,828
J&J Snack Foods Corp.	24,280	2,550,614
John B. Sanfilippo & Son, Inc.	1,400	58,548
Pinnacle Foods, Inc.	28,300	963,049

		4,755,039

Food-Retail - 0.1%

Smart & Final Stores, Inc.†#	33,600	526,176

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	19,400	654,944
SpartanNash Co.	15,800	368,614

		1,023,558

Footwear & Related Apparel - 0.6%

Iconix Brand Group, Inc.†	85,800	3,467,178

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	40,480	293,075

Gas-Distribution - 1.1%

AGL Resources, Inc.	15,859	829,584
Chesapeake Utilities Corp.	5,700	256,101
Laclede Group, Inc.	48,200	2,445,186
Northwest Natural Gas Co.	8,123	377,801
Piedmont Natural Gas Co., Inc.	8,560	320,829
Southwest Gas Corp.	28,140	1,629,024

		5,858,525

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	4,600	114,218

Home Furnishings - 0.2%

Kimball International, Inc., Class B	13,700	128,643
Leggett & Platt, Inc.	17,798	749,118

		877,761

Housewares - 0.0%

Lifetime Brands, Inc.	4,900	73,206
NACCO Industries, Inc., Class A	80	4,643

		77,849

Human Resources - 2.6%

AMN Healthcare Services, Inc.†	342,130	5,857,266
Barrett Business Services, Inc.#	55,000	1,200,100
Cross Country Healthcare, Inc.†	124,300	1,326,281
Korn/Ferry International†	76,190	2,068,558
Paylocity Holding Corp.†	6,200	180,358
Resources Connection, Inc.	246,500	3,739,405

		14,371,968

Identification Systems - 0.0%

Imprivata Inc†	2,000	29,620

Independent Power Producers - 0.2%

Dynegy, Inc.†	27,500	911,625
Ormat Technologies, Inc.	7,356	201,407

		1,113,032

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	12,000	416,640

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,860	233,376

Insurance-Life/Health - 1.5%

American Equity Investment Life Holding Co.	71,798	1,938,546
CNO Financial Group, Inc.	178,220	3,090,335
Primerica, Inc.	20,300	1,064,329
StanCorp Financial Group, Inc.	11,958	790,424
Symetra Financial Corp.	59,200	1,341,472
Trupanion, Inc.†	15,400	93,478

		8,318,584

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	43,880	1,373,444

Insurance-Property/Casualty - 0.4%

Arch Capital Group, Ltd.†	6,326	362,607
Global Indemnity PLC†	2,100	56,511
Hallmark Financial Services, Inc.†	13,700	161,523
Meadowbrook Insurance Group, Inc.	41,280	251,395
Navigators Group, Inc.†	1,900	138,795
ProAssurance Corp.	32,780	1,478,050

		2,448,881

Insurance-Reinsurance - 1.6%

Argo Group International Holdings, Ltd.	20,980	1,184,111
Essent Group, Ltd.†	187,628	4,728,226
Platinum Underwriters Holdings, Ltd.	38,700	2,870,379

		8,782,716

Internet Application Software - 0.2%

Intralinks Holdings, Inc.†	117,400	1,277,312

Internet Telephone - 0.0%

magicJack VocalTec, Ltd.†	8,600	69,918
TeleCommunication Systems, Inc., Class A†	28,400	87,188

		157,106

Investment Management/Advisor Services - 0.1%

GAMCO Investors, Inc., Class A	6,400	551,424
Janus Capital Group, Inc.#	12,560	197,443

		748,867

Lasers-System/Components - 0.3%

Coherent, Inc.†	18,040	998,694
Newport Corp.†	29,022	511,078

		1,509,772

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	7,660	498,666

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	12,860	944,053

Machinery-Farming - 0.1%

AGCO Corp.#	17,760	749,294

Machinery-General Industrial - 1.5%

Applied Industrial Technologies, Inc.	25,822	1,210,794
Babcock & Wilcox Co.	137,010	4,059,606
IDEX Corp.	28,000	2,150,680
Kadant, Inc.	24,600	981,540

		8,402,620

Medical Instruments - 1.4%

Integra LifeSciences Holdings Corp.†	72,800	3,584,672
NuVasive, Inc.†	16,750	735,827
SurModics, Inc.†	37,400	785,774
Symmetry Medical, Inc.†	39,100	352,291
Thoratec Corp.†	73,800	2,301,822

		7,760,386

Medical Labs & Testing Services - 0.0%

Roka Bioscience, Inc.†	14,000	55,440

Medical Laser Systems - 0.0%

PhotoMedex, Inc.†#	76,000	130,720

Medical Products - 0.0%

TriVascular Technologies, Inc.†	7,000	94,290

Medical Sterilization Products - 0.7%

STERIS Corp.	57,170	3,644,588

Medical-Biomedical/Gene - 1.5%

Applied Genetic Technologies Corp.†#	4,265	86,110
Ardelyx, Inc.†	14,900	398,873
Avalanche Biotechnologies, Inc.†#	4,700	185,603
Bio-Rad Laboratories, Inc., Class A†	28,300	3,361,757

Charles River Laboratories International, Inc.†	36,650	2,373,088
Eleven Biotherapeutics, Inc.†#	15,500	176,390
Epizyme, Inc.†#	7,600	173,736
Foundation Medicine, Inc.†#	3,700	87,394
Insmed, Inc.†	27,000	380,970
Karyopharm Therapeutics, Inc.†	3,500	146,580
MacroGenics, Inc.†	8,800	248,688
Sage Therapeutics, Inc.†#	3,200	126,528
Ultragenyx Pharmaceutical, Inc.†	7,200	313,848
Verastem, Inc.†	21,700	201,810

		8,261,375

Medical-Drugs - 0.4%

Achaogen, Inc.†	3,600	33,192
Auspex Pharmaceuticals, Inc.†	20,800	503,984
Dicerna Pharmaceuticals, Inc.†	10,500	124,110
Immune Design Corp.†#	9,000	286,290
PharMerica Corp.†	9,082	198,078
PRA Health Sciences, Inc.†	15,000	327,600
Radius Health Inc†#	24,000	592,800
ZS Pharma Inc†#	3,600	154,656

		2,220,710

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	36,800	383,824

Medical-HMO - 0.3%

Centene Corp.†	11,800	1,165,486
Triple-S Management Corp., Class B†	21,000	485,520

		1,651,006

Medical-Outpatient/Home Medical - 0.1%

LHC Group, Inc.†	18,000	423,180

Medical-Wholesale Drug Distribution - 0.1%

VWR Corp.†	12,400	332,444

Metal Processors & Fabrication - 0.0%

Ampco-Pittsburgh Corp.	1,100	20,130

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	500	3,760
Olympic Steel, Inc.	1,258	20,455

		24,215

MRI/Medical Diagnostic Imaging - 0.0%

Surgical Care Affiliates, Inc.†	5,100	162,180

Multimedia - 0.3%

E.W. Scripps Co., Class A†	57,000	1,116,060
Journal Communications, Inc., Class A†	64,080	636,314

		1,752,374

Networking Products - 0.5%

Anixter International, Inc.†	1,100	95,590
Black Box Corp.	38,980	903,556
Calix, Inc.†	15,600	165,360
Polycom, Inc.†	128,100	1,687,077

		2,851,583

Office Furnishings-Original - 0.6%

Herman Miller, Inc.	70,800	2,151,612
HNI Corp.	22,120	1,038,313
Steelcase, Inc., Class A	20,338	356,322

		3,546,247

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†	215,800	1,890,408

Oil & Gas Drilling - 0.0%

Parker Drilling Co.†	57,900	205,545

Oil Companies-Exploration & Production - 1.9%

Comstock Resources, Inc.#	50,700	449,202
Energy XXI, Ltd.#	236,760	949,408
EXCO Resources, Inc.#	172,300	506,562
FMSA Holdings, Inc.†#	14,100	134,796
Midstates Petroleum Co., Inc.†	84,700	193,963
Oasis Petroleum, Inc.†	204,695	3,762,294
RSP Permian, Inc.†#	125,170	2,723,699
Stone Energy Corp.†	13,420	212,036
VAALCO Energy, Inc.†	176,400	1,010,772
W&T Offshore, Inc.	51,600	388,548
Warren Resources, Inc.†	59,600	122,180

		10,453,460

Oil Field Machinery & Equipment - 0.6%

Forum Energy Technologies, Inc.†	133,300	3,200,533
Mitcham Industries, Inc.†	8,700	66,294

		3,266,827

Oil Refining & Marketing - 0.4%

Adams Resources & Energy, Inc.	800	35,432
Alon USA Energy, Inc.	17,200	240,112
Western Refining, Inc.	41,500	1,706,065

		1,981,609

Oil-Field Services - 1.7%

Exterran Holdings, Inc.	28,800	964,800
Helix Energy Solutions Group, Inc.†	272,740	6,237,564
Key Energy Services, Inc.†	9,200	17,296
Pioneer Energy Services Corp.†	125,240	756,449
SEACOR Holdings, Inc.†	20,900	1,486,826

		9,462,935

Paper & Related Products - 0.5%

Domtar Corp.	23,640	962,148
P.H. Glatfelter Co.	7,000	177,240
Resolute Forest Products, Inc.†	24,300	407,025
Schweitzer-Mauduit International, Inc.	30,100	1,287,377

		2,833,790

Poultry - 0.0%

Sanderson Farms, Inc.#	1,000	86,810

Power Converter/Supply Equipment - 0.1%

SunPower Corp.†#	25,200	709,632

Precious Metals - 0.0%

Coeur Mining, Inc.†	50,200	206,322

Printing-Commercial - 0.7%

ARC Document Solutions, Inc.†	140,700	1,354,941
Cenveo, Inc.†#	351,900	661,572
Ennis, Inc.	4,600	61,226

Quad/Graphics, Inc.	54,200	1,176,682
R.R. Donnelley & Sons Co.	31,194	525,307

		3,779,728

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	2,209	26,508
Lee Enterprises, Inc.†#	52,300	185,665
McClatchy Co., Class A†	65,400	214,512

		426,685

Radio - 0.1%

Entercom Communications Corp., Class A†	33,840	359,381
Saga Communications, Inc., Class A	1,666	66,673
Townsquare Media, Inc., Class A†	1,900	23,712

		449,766

Real Estate Investment Trusts - 10.6%

American Assets Trust, Inc.	4,300	168,990
Anworth Mtg. Asset Corp.	513,850	2,774,790
Apartment Investment & Management Co., Class A	36,779	1,370,018
Ashford Hospitality Prime, Inc.	24,496	429,905
Ashford Hospitality Trust, Inc.	122,580	1,284,638
Capstead Mtg. Corp.#	203,100	2,642,331
CBL & Associates Properties, Inc.	78,540	1,527,603
Chambers Street Properties	90,600	725,706
CoreSite Realty Corp.	62,500	2,378,750
CubeSmart	102,860	2,215,604
CYS Investments, Inc.	405,500	3,742,765
DCT Industrial Trust, Inc.	89,260	3,046,444
DiamondRock Hospitality Co.	59,534	888,843
Education Realty Trust, Inc.†	49,100	571,524
EPR Properties	14,100	789,459
Equity Commonwealth	104,574	2,659,317
FelCor Lodging Trust, Inc.	132,800	1,383,776
First Industrial Realty Trust, Inc.	23,518	466,832
First Potomac Realty Trust	91,300	1,130,294
Franklin Street Properties Corp.	30,300	364,206
Getty Realty Corp.	27,200	492,864
Gladstone Commercial Corp.	13,700	242,216
Glimcher Realty Trust	5,700	78,432
Government Properties Income Trust	64,100	1,456,352
Highwoods Properties, Inc.	10,900	470,444
Home Properties, Inc.	12,300	801,837
Hospitality Properties Trust	29,840	913,104
LaSalle Hotel Properties	14,778	596,588
LTC Properties, Inc.	18,420	769,772
Mid-America Apartment Communities, Inc.	2,677	197,188
Parkway Properties, Inc.	199,200	3,880,416
Pebblebrook Hotel Trust	24,000	1,036,080
Pennsylvania Real Estate Investment Trust	42,680	997,431
PennyMac Mortgage Investment Trust	173,800	3,766,246
Potlatch Corp.	57,000	2,368,350
PS Business Parks, Inc.	6,700	545,313
RAIT Financial Trust#	176,700	1,305,813
Redwood Trust, Inc.	211,435	4,133,554
Strategic Hotels & Resorts, Inc.†	14,100	187,248
Sunstone Hotel Investors, Inc.	80,968	1,296,298
Taubman Centers, Inc.	2,600	206,674
Urstadt Biddle Properties, Inc., Class A	14,600	323,828
Washington Real Estate Investment Trust	55,100	1,480,537

		58,108,380

Real Estate Management/Services - 0.7%

Jones Lang LaSalle, Inc.	26,150	3,809,009

Real Estate Operations & Development - 0.6%

Alexander & Baldwin, Inc.	38,900	1,481,312
Forestar Group, Inc.†	45,300	724,800
St. Joe Co.†#	67,000	1,245,530

		3,451,642

Research & Development - 0.0%

INC Research Holdings, Inc., Class A†	5,000	121,950

Resorts/Theme Parks - 1.5%

SeaWorld Entertainment, Inc.	345,870	5,772,570
Six Flags Entertainment Corp.	64,980	2,641,437

		8,414,007

Respiratory Products - 0.0%

Inogen, Inc.†	7,600	184,604

Retail-Apparel/Shoe - 3.6%

Abercrombie & Fitch Co., Class A	74,250	2,142,112
ANN, Inc.†	53,360	1,959,913
Ascena Retail Group, Inc.†	210,705	2,821,340
Boot Barn Holdings, Inc.†	1,300	28,080
Brown Shoe Co., Inc.	57,600	1,886,976
Chico’s FAS, Inc.	142,925	2,268,220
Children’s Place, Inc.	50,800	2,847,848
DSW, Inc., Class A	140,150	4,972,522
Guess?, Inc.	40,700	922,669

		19,849,680

Retail-Appliances - 0.2%

hhgregg, Inc.†#	202,100	1,283,335

Retail-Bookstores - 0.5%

Barnes & Noble, Inc.†	116,500	2,721,440

Retail-Convenience Store - 0.2%

Pantry, Inc.†	36,500	969,075

Retail-Discount - 0.5%

Big Lots, Inc.	49,600	2,519,680

Retail-Drug Store - 0.5%

Rite Aid Corp.†	481,000	2,635,880

Retail-Hair Salons - 0.3%

Regis Corp.†	96,600	1,597,764

Retail-Office Supplies - 1.0%

Office Depot, Inc.†	854,350	5,664,340

Retail-Regional Department Stores - 0.6%

Bon-Ton Stores, Inc.#	29,900	251,758
Dillard’s, Inc., Class A	23,340	2,751,319

		3,003,077

Retail-Restaurants - 0.2%

Dave & Buster’s Entertainment, Inc.†	10,900	249,828
Jack in the Box, Inc.	3,500	260,750
Ruth’s Hospitality Group, Inc.	51,072	671,086

		1,181,664

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	27,758	451,623

Savings & Loans/Thrifts - 0.7%

BankFinancial Corp.	4,500	51,255
Beneficial Mutual Bancorp, Inc.†	18,200	247,520
Charter Financial Corp.	54,961	615,563
ESB Financial Corp.	5,660	101,654
First Financial Northwest, Inc.	6,000	70,500
Flushing Financial Corp.	35,900	689,998
Fox Chase Bancorp, Inc.	5,000	82,750
Kearny Financial Corp.†#	2,700	38,205
Northfield Bancorp, Inc.	69,000	972,210
OceanFirst Financial Corp.	10,520	169,477
Territorial Bancorp, Inc.	3,000	62,460
United Financial Bancorp, Inc.	18,100	249,418
WSFS Financial Corp.	4,758	357,326

		3,708,336

Schools - 0.1%

K12, Inc.†	52,400	602,600

Seismic Data Collection - 0.0%

Dawson Geophysical Co.	6,300	85,239

Semiconductor Components-Integrated Circuits - 0.2%

Emulex Corp.†	130,900	708,169
Pericom Semiconductor Corp.†	14,600	185,566

		893,735

Semiconductor Equipment - 0.3%

Photronics, Inc.†	57,100	515,042
Ultra Clean Holdings, Inc.†	23,500	204,215
Xcerra Corp.†	86,200	690,462

		1,409,719

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	55,040	522,330

Steel-Producers - 0.5%

Commercial Metals Co.	28,900	472,226
Schnitzer Steel Industries, Inc., Class A	7,400	168,720
Worthington Industries, Inc.	58,440	2,203,772

		2,844,718

Telecom Equipment-Fiber Optics - 0.1%

Harmonic, Inc.†	71,800	502,600

Telecom Services - 0.7%

EarthLink Holdings Corp.	116,200	510,118
FairPoint Communications, Inc.†	21,600	325,080
Inteliquent, Inc.	53,578	986,907
NeuStar, Inc., Class A†#	69,000	1,880,250
Vonage Holdings Corp.†	100,100	341,341

		4,043,696

Telecommunication Equipment - 0.2%

Comtech Telecommunications Corp.	28,700	1,139,103

Textile-Apparel - 0.2%

Unifi, Inc.†	30,000	854,400

Therapeutics - 0.3%

Agios Pharmaceuticals, Inc.†#	11,900	1,199,639
Cara Therapeutics, Inc.†	18,000	166,320
Egalet Corp.†#	9,000	54,180
Kite Pharma Inc†#	6,600	277,068
Zafgen Inc†	6,200	146,382

		1,843,589

Tobacco - 0.4%

Alliance One International, Inc.†	34,900	63,169
Universal Corp.#	49,100	1,963,509

		2,026,678

Transport-Equipment & Leasing - 0.0%

AMERCO	900	250,380

Transport-Marine - 0.0%

Frontline, Ltd.†	39,800	49,352
International Shipholding Corp.	10,878	179,161

		228,513

Transport-Services - 0.3%

Matson, Inc.	48,800	1,718,248

Transport-Truck - 1.0%

ArcBest Corp.	40,220	1,746,352
Celadon Group, Inc.	9,320	205,413
Landstar System, Inc.	29,170	2,344,685
P.A.M. Transportation Services, Inc.†	4,100	186,304
Quality Distribution, Inc.†	42,000	506,940
USA Truck, Inc.†#	24,100	481,759

		5,471,453

Travel Services - 0.7%

Interval Leisure Group, Inc.	170,790	3,712,975

Water - 0.1%

California Water Service Group	19,060	477,834

Web Hosting/Design - 0.0%

Q2 Holdings, Inc.†	800	14,872

Wireless Equipment - 0.3%

RF Micro Devices, Inc.†#	106,900	1,561,809

Total Long-Term Investment Securities
(cost $454,823,050)		537,129,315

SHORT-TERM INVESTMENT SECURITIES - 7.6%
Registered Investment Companies - 7.6%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $41,799,485)	41,799,485	41,799,485

REPURCHASE AGREEMENTS - 2.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $7,248,000 and collateralized by $7,765,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $7,394,190	$7,248,000	7,248,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/28/2014, to be repurchased 12/01/2014 in the amount of $4,283,000 and collateralized by $4,590,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $4,370,809	4,283,000	4,283,000

Total Repurchase Agreements
(cost $11,531,000)		11,531,000

TOTAL INVESTMENTS
(cost $508,153,535)(2)	107.4%	590,459,800
Liabilities in excess of other assets	(7.4)	(40,502,284)

NET ASSETS —	100.0%	$549,957,516

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $38,929,664. This was secured by collateral of $41,799,485 which was received in cash and subsequently invested in short-term investments currently valued at $41,799,485 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)

70	Long	Russell 2000 E-Mini Index	December 2014	$8,162,540	$8,201,200	$38,660

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$537,129,315	$—	$—	$537,129,315
Short-Term Investment Securities	41,799,485	—	—	41,799,485
Repurchase Agreements	—	11,531,000	—	11,531,000

Total Investments at Value	$578,928,800	$11,531,000	$—	$590,459,800

Other Financial Instruments:+
Open Futures Contracts	$38,660	$—	$—	$38,660

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.3%
Advertising Agencies - 0.3%

Alliance Data Systems Corp.†	633	$180,956
Interpublic Group of Cos., Inc.	11,187	226,984
Omnicom Group, Inc.	24,633	1,903,392

		2,311,332

Agricultural Chemicals - 0.1%

Mosaic Co.	22,526	1,031,015

Airlines - 0.3%

Delta Air Lines, Inc.	33,175	1,548,277
Southwest Airlines Co.	15,907	665,231

		2,213,508

Apparel Manufacturers - 0.4%

Michael Kors Holdings, Ltd.†	6,166	472,994
VF Corp.	27,992	2,104,158

		2,577,152

Applications Software - 2.8%

Citrix Systems, Inc.†	3,262	216,303
Intuit, Inc.	17,618	1,653,802
Microsoft Corp.	345,053	16,496,984
Red Hat, Inc.†	1,201	74,642
salesforce.com, Inc.†	22,613	1,353,840

		19,795,571

Athletic Footwear - 0.6%

NIKE, Inc., Class B	43,590	4,328,051

Audio/Video Products - 0.0%

Harman International Industries, Inc.	1,955	212,176

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	33,248	2,228,281

Auto/Truck Parts & Equipment-Original - 0.5%

BorgWarner, Inc.	17,069	965,423
Delphi Automotive PLC	31,688	2,311,639

		3,277,062

Banks-Commercial - 0.6%

BB&T Corp.	59,772	2,246,829
M&T Bank Corp.	12,785	1,611,166
Regions Financial Corp.	68,393	688,717
Zions Bancorporation	1,763	49,470

		4,596,182

Banks-Fiduciary - 1.2%

Bank of New York Mellon Corp.	106,708	4,271,521
Northern Trust Corp.	31,053	2,103,220
State Street Corp.	28,932	2,219,952

		8,594,693

Banks-Super Regional - 2.6%

Capital One Financial Corp.	33,830	2,814,656
Comerica, Inc.	28,006	1,305,360
Fifth Third Bancorp	60,869	1,224,684
Huntington Bancshares, Inc.	39,229	396,605
KeyCorp	47,408	640,008
PNC Financial Services Group, Inc.	47,839	4,184,477
SunTrust Banks, Inc.	42,271	1,660,828
US Bancorp	142,780	6,310,876

		18,537,494

Beverages-Non-alcoholic - 2.7%

Coca-Cola Co.	381,822	17,117,081
Coca-Cola Enterprises, Inc.	22,981	1,009,785
Dr Pepper Snapple Group, Inc.	16,981	1,256,594
Monster Beverage Corp.†	2,648	296,973

		19,680,433

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	6,530	227,897
Discovery Communications, Inc., Class C†	6,530	222,085
Scripps Networks Interactive, Inc., Class A	677	52,921

		502,903

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,758	116,204

Cable/Satellite TV - 1.9%

Cablevision Systems Corp., Class A#	15,706	319,146
Comcast Corp., Class A	136,320	7,775,693
DIRECTV†	29,011	2,544,555
Time Warner Cable, Inc.	17,863	2,666,588

		13,305,982

Chemicals-Diversified - 0.5%

PPG Industries, Inc.	16,768	3,669,174

Chemicals-Specialty - 0.6%

Ecolab, Inc.	20,303	2,212,012
International Flavors & Fragrances, Inc.	7,388	747,444
Sigma-Aldrich Corp.	11,261	1,538,252

		4,497,708

Coatings/Paint - 0.2%

Sherwin-Williams Co.	6,126	1,500,012

Coffee - 0.1%

Keurig Green Mountain, Inc.	3,258	463,092

Commercial Services - 0.1%

Cintas Corp.	3,744	273,874
Quanta Services, Inc.†	6,235	190,167

		464,041

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	48,550	4,157,822
Equifax, Inc.	1,513	120,359
H&R Block, Inc.	12,520	421,173
MasterCard, Inc., Class A	52,383	4,572,512
McGraw Hill Financial, Inc.	14,711	1,374,890
Moody’s Corp.	8,592	867,878
Western Union Co.#	81,105	1,506,931

		13,021,565

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,534	281,108

Computer Services - 0.7%

Accenture PLC, Class A	30,206	2,607,684
Cognizant Technology Solutions Corp., Class A†	34,272	1,850,345
Computer Sciences Corp.	10,902	690,969

		5,148,998

Computer Software - 0.0%

Akamai Technologies, Inc.†	3,119	201,519

Computers - 4.8%

Apple, Inc.	255,689	30,409,093
Hewlett-Packard Co.	97,819	3,820,810

		34,229,903

Computers-Integrated Systems - 0.0%

Teradata Corp.†	3,048	137,587

Computers-Memory Devices - 1.1%

EMC Corp.	140,693	4,270,032
NetApp, Inc.	6,441	274,065
SanDisk Corp.	8,618	891,618
Seagate Technology PLC	17,942	1,186,146
Western Digital Corp.	12,265	1,266,607

		7,888,468

Consumer Products-Misc. - 0.8%

Clorox Co.	11,145	1,132,555
Kimberly-Clark Corp.	36,643	4,272,207

		5,404,762

Containers-Metal/Glass - 0.1%

Ball Corp.	11,942	800,950
Owens-Illinois, Inc.†	6,088	156,096

		957,046

Cosmetics & Toiletries - 1.1%

Avon Products, Inc.	9,813	95,971
Colgate-Palmolive Co.	105,841	7,365,475
Estee Lauder Cos., Inc., Class A	7,319	542,631

		8,004,077

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	25,593	1,566,035
Fiserv, Inc.†	26,679	1,907,282
Paychex, Inc.	18,983	899,984

		4,373,301

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc.†	3,319	254,003

Distribution/Wholesale - 0.2%

Fastenal Co.	13,827	624,980
Fossil Group, Inc.†	1,117	124,791
WW Grainger, Inc.	1,817	446,401

		1,196,172

Diversified Banking Institutions - 3.3%

Bank of America Corp.	476,433	8,118,418
Citigroup, Inc.	124,466	6,717,430
Goldman Sachs Group, Inc.	32,114	6,050,599
Morgan Stanley	88,457	3,111,917

		23,998,364

Diversified Manufacturing Operations - 1.7%

Danaher Corp.	69,012	5,766,642
Dover Corp.	19,906	1,532,563
Ingersoll-Rand PLC	21,996	1,387,068
Parker-Hannifin Corp.	19,098	2,464,215
Pentair PLC	14,155	915,970

		12,066,458

Diversified Operations - 0.0%

Leucadia National Corp.	13,960	322,895

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	15,867	5,373,201
eBay, Inc.†	58,082	3,187,540

		8,560,741

E-Commerce/Services - 0.5%

Expedia, Inc.	2,549	222,043
Netflix, Inc.†	1,777	615,891
Priceline Group, Inc.†	2,112	2,450,321
TripAdvisor, Inc.†	1,492	109,886

		3,398,141

Electric Products-Misc. - 0.4%

AMETEK, Inc.	2,977	151,708
Emerson Electric Co.	47,599	3,034,436

		3,186,144

Electric-Integrated - 2.0%

CMS Energy Corp.	55,677	1,842,909
Consolidated Edison, Inc.	85,885	5,423,638
Integrys Energy Group, Inc.	17,664	1,286,646
Northeast Utilities	68,441	3,465,852
Pepco Holdings, Inc.	5,408	148,720
TECO Energy, Inc.	18,674	370,305
Wisconsin Energy Corp.#	32,903	1,625,408

		14,163,478

Electronic Components-Misc. - 0.1%

Garmin, Ltd.#	14,125	809,363

Electronic Components-Semiconductors - 1.8%

Altera Corp.	13,403	504,221
Broadcom Corp., Class A	28,853	1,244,430
Intel Corp.	289,276	10,775,531
Microchip Technology, Inc.#	6,860	309,729
NVIDIA Corp.	13,687	287,016

		13,120,927

Electronic Forms - 0.2%

Adobe Systems, Inc.†	19,423	1,431,087

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	17,393	743,377

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	8,978	1,118,659

Engineering/R&D Services - 0.1%

Fluor Corp.	5,168	320,365
Jacobs Engineering Group, Inc.†	385	17,883

		338,248

Engines-Internal Combustion - 0.3%

Cummins, Inc.	12,756	1,857,529

Enterprise Software/Service - 1.4%

CA, Inc.	47,128	1,468,037
Oracle Corp.	205,896	8,732,050

		10,200,087

Filtration/Separation Products - 0.1%

Pall Corp.	5,036	484,010

Finance-Consumer Loans - 0.1%

Navient Corp.	34,517	723,476

Finance-Credit Card - 1.8%
American Express Co.	44,343	4,098,180
Discover Financial Services	33,135	2,171,999
Visa, Inc., Class A	26,954	6,959,254

		13,229,433

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	60,857	1,723,470

Finance-Other Services - 0.5%

CME Group, Inc.	22,345	1,891,281
Intercontinental Exchange, Inc.	6,063	1,370,177
NASDAQ OMX Group, Inc.	4,126	185,299

		3,446,757

Food-Confectionery - 0.1%

Hershey Co.	3,446	345,565
J.M. Smucker Co.	1,154	118,366

		463,931

Food-Misc./Diversified - 2.2%

Campbell Soup Co.	18,477	836,639
ConAgra Foods, Inc.	49,807	1,818,952
General Mills, Inc.	74,330	3,920,907
Kellogg Co.	54,108	3,584,655
Mondelez International, Inc., Class A	151,431	5,936,095

		16,097,248

Food-Retail - 0.1%

Whole Foods Market, Inc.	20,021	981,630

Gas-Distribution - 1.0%

AGL Resources, Inc.	37,867	1,980,823
CenterPoint Energy, Inc.	20,517	491,177
NiSource, Inc.	33,775	1,413,146
Sempra Energy	28,403	3,173,467

		7,058,613

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	4,110	529,861

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	20,343	738,654

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	9,350	779,416

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	12,178	1,405,463

Industrial Gases - 1.3%

Air Products & Chemicals, Inc.	25,312	3,640,625
Airgas, Inc.	4,775	552,133
Praxair, Inc.	37,255	4,782,797

		8,975,555

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	22,837	2,952,596

Insurance Brokers - 0.2%

Aon PLC	15,479	1,431,653

Insurance-Life/Health - 0.8%

Aflac, Inc.	32,461	1,938,896
Lincoln National Corp.	10,931	619,023
Principal Financial Group, Inc.	10,581	563,650
Prudential Financial, Inc.	23,632	2,008,247
Unum Group	14,492	481,424

		5,611,240

Insurance-Multi-line - 2.8%

ACE, Ltd.	51,941	5,938,934
Allstate Corp.	54,265	3,698,160
Assurant, Inc.	4,994	337,544
Cincinnati Financial Corp.	22,296	1,135,981
Genworth Financial, Inc., Class A†	12,456	113,225
Hartford Financial Services Group, Inc.	18,536	765,537
Loews Corp.	65,609	2,731,959
MetLife, Inc.	77,778	4,325,234
XL Group PLC	27,592	980,068

		20,026,642

Insurance-Property/Casualty - 1.0%

Progressive Corp.	62,364	1,698,795
Travelers Cos., Inc.	52,979	5,533,657

		7,232,452

Internet Content-Entertainment - 0.7%

Facebook, Inc., Class A†	62,984	4,893,857

Internet Security - 0.2%

Symantec Corp.	41,832	1,091,397

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	13,173	1,735,806
BlackRock, Inc.	10,933	3,925,822
Franklin Resources, Inc.	18,802	1,069,082
Invesco, Ltd.	26,134	1,054,768
T. Rowe Price Group, Inc.	6,880	574,273

		8,359,751

Machinery-Construction & Mining - 0.0%

Joy Global, Inc.	4,177	204,840

Machinery-Farming - 0.5%

Deere & Co.	44,725	3,874,079

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	10,414	1,643,537

Machinery-Pumps - 0.2%

Flowserve Corp.	11,382	670,058
Xylem, Inc.	17,375	666,158

		1,336,216

Medical Information Systems - 0.0%

Cerner Corp.†	1,689	108,772

Medical Instruments - 0.7%

Boston Scientific Corp.†	8,913	114,710
Intuitive Surgical, Inc.†	815	421,983
Medtronic, Inc.	57,968	4,282,096
St Jude Medical, Inc.	5,732	389,547

		5,208,336

Medical Products - 0.3%

Becton Dickinson and Co.	6,682	937,685
Stryker Corp.	11,481	1,066,700

		2,004,385

Medical-Biomedical/Gene - 3.3%

Alexion Pharmaceuticals, Inc.†	5,623	1,095,923
Amgen, Inc.	47,059	7,779,323
Biogen Idec, Inc.†	9,831	3,024,901
Celgene Corp.†	33,602	3,820,212
Gilead Sciences, Inc.†	63,126	6,332,800
Regeneron Pharmaceuticals, Inc.†	2,657	1,105,604
Vertex Pharmaceuticals, Inc.†	7,215	850,504

		24,009,267

Medical-Drugs - 6.6%

AbbVie, Inc.	190,326	13,170,559
Allergan, Inc.	7,901	1,689,945
Bristol-Myers Squibb Co.	81,293	4,800,352
Eli Lilly & Co.	106,307	7,241,633
Johnson & Johnson	166,379	18,010,527
Zoetis, Inc.	58,309	2,619,823

		47,532,839

Medical-Generic Drugs - 0.5%

Actavis PLC†	7,335	1,984,924
Mylan, Inc.†	11,308	662,762
Perrigo Co. PLC	5,103	817,450

		3,465,136

Medical-HMO - 1.6%

Aetna, Inc.	22,721	1,982,180
Anthem, Inc.	18,488	2,364,800
Cigna Corp.	10,507	1,081,065
Humana, Inc.	7,109	980,829
UnitedHealth Group, Inc.	53,746	5,300,968

		11,709,842

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	18,853	1,716,566
Cardinal Health, Inc.	19,177	1,576,157
McKesson Corp.	11,684	2,462,520

		5,755,243

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	12,083	841,943

Multimedia - 3.1%

Time Warner, Inc.	79,579	6,773,764
Twenty-First Century Fox, Inc., Class A	101,912	3,750,362
Viacom, Inc., Class B	36,489	2,759,663
Walt Disney Co.	94,276	8,721,473

		22,005,262

Networking Products - 1.1%

Cisco Systems, Inc.	279,864	7,735,441

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	91,003	3,604,629

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	12,804	315,234

Oil & Gas Drilling - 0.3%

Ensco PLC, Class A	28,583	966,105
Helmerich & Payne, Inc.	3,247	225,829
Noble Corp. PLC#	26,624	478,966
Transocean, Ltd.#	28,545	599,730

		2,270,630

Oil Companies-Exploration & Production - 2.0%

Anadarko Petroleum Corp.	26,560	2,102,224
Apache Corp.	43,423	2,782,980
Cabot Oil & Gas Corp.	10,493	346,689
Chesapeake Energy Corp.	32,274	653,871
Denbury Resources, Inc.	16,108	133,052
Devon Energy Corp.	31,470	1,855,786
EOG Resources, Inc.	28,323	2,456,171
EQT Corp.	7,216	656,512
Noble Energy, Inc.	29,114	1,431,826
Pioneer Natural Resources Co.	5,920	847,922
Range Resources Corp.	5,693	373,745
Southwestern Energy Co.†	14,447	464,904

		14,105,682

Oil Companies-Integrated - 0.4%

Murphy Oil Corp.	54,661	2,646,686

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	3,156	161,840
FMC Technologies, Inc.†	15,046	718,747
National Oilwell Varco, Inc.	30,855	2,068,519

		2,949,106

Oil-Field Services - 0.4%

Baker Hughes, Inc.	21,412	1,220,484
Halliburton Co.	37,690	1,590,518

		2,811,002

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	35,879	2,983,339

Pipelines - 1.6%

Kinder Morgan, Inc.#	79,345	3,280,916
ONEOK, Inc.	23,706	1,283,917
Spectra Energy Corp.	114,619	4,341,768
Williams Cos., Inc.	50,318	2,603,956

		11,510,557

Publishing-Newspapers - 0.0%

News Corp., Class A†	10,376	161,036

Publishing-Periodicals - 0.1%

Nielsen NV#	20,941	874,706

Real Estate Investment Trusts - 2.3%

American Tower Corp.	31,977	3,357,905
AvalonBay Communities, Inc.	3,570	574,020
Boston Properties, Inc.	3,815	494,577
Crown Castle International Corp.	13,971	1,160,850
Equity Residential	28,463	2,016,319
General Growth Properties, Inc.	17,453	467,042
HCP, Inc.	41,015	1,837,472
Health Care REIT, Inc.	16,001	1,178,634
Host Hotels & Resorts, Inc.	44,315	1,029,881
Iron Mountain, Inc.	9,285	352,923
Macerich Co.	3,847	304,221
Prologis, Inc.	19,523	825,432
Public Storage	4,929	924,828
Ventas, Inc.	20,875	1,493,606
Vornado Realty Trust	5,695	635,334

		16,653,044

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,477	83,574

Retail-Apparel/Shoe - 0.5%

Coach, Inc.	15,734	584,046
Gap, Inc.	19,407	768,517
L Brands, Inc.	16,478	1,333,070
Ross Stores, Inc.	12,382	1,132,706

		3,818,339

Retail-Automobile - 0.1%

CarMax, Inc.†	13,124	747,806

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	10,368	760,700

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	17,285	681,202

Retail-Discount - 0.8%

Costco Wholesale Corp.	38,501	5,471,762
Dollar Tree, Inc.†	7,848	536,489

		6,008,251

Retail-Drug Store - 0.5%

Walgreen Co.	54,203	3,718,868

Retail-Gardening Products - 0.0%

Tractor Supply Co.	2,823	217,173

Retail-Jewelry - 0.0%

Tiffany & Co.	1,696	183,032

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	11,059	844,465
TJX Cos., Inc.	58,783	3,889,084

		4,733,549

Retail-Office Supplies - 0.1%

Staples, Inc.	67,184	944,607

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	20,118	1,199,435
Macy’s, Inc.	21,587	1,401,212

		2,600,647

Retail-Restaurants - 0.4%

Chipotle Mexican Grill, Inc.†	1,163	771,790
Darden Restaurants, Inc.	38,802	2,211,326

		2,983,116

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	2,957	28,949
People’s United Financial, Inc.	31,100	459,658

		488,607

Semiconductor Components-Integrated Circuits - 1.1%

Analog Devices, Inc.	34,302	1,874,261
QUALCOMM, Inc.	85,984	6,268,234

		8,142,495

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	59,449	1,429,748
KLA-Tencor Corp.	7,743	537,674

		1,967,422

Telecommunication Equipment - 0.1%

Harris Corp.	9,320	667,964
Juniper Networks, Inc.	12,517	277,377

		945,341

Telephone-Integrated - 2.1%

AT&T, Inc.	341,093	12,067,870
CenturyLink, Inc.	42,786	1,744,385
Frontier Communications Corp.	101,719	717,119
Windstream Holdings, Inc.	63,904	646,070

		15,175,444

Television - 0.2%

CBS Corp., Class B	27,634	1,516,554

Tools-Hand Held - 0.4%

Snap-on, Inc.	10,165	1,375,630
Stanley Black & Decker, Inc.	12,707	1,200,049

		2,575,679

Toys - 0.2%

Hasbro, Inc.	6,457	382,254
Mattel, Inc.	27,211	858,507

		1,240,761

Transport-Rail - 1.6%

CSX Corp.	91,238	3,329,275
Kansas City Southern	3,849	457,800
Union Pacific Corp.	64,624	7,546,144

		11,333,219

Transport-Services - 0.1%

C.H. Robinson Worldwide, Inc.	10,012	738,285
Expeditors International of Washington, Inc.	4,282	200,483

		938,768

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	14,943	1,551,681

Web Portals/ISP - 2.1%

Google, Inc., Class A†	13,105	7,195,693
Google, Inc., Class C†	11,629	6,300,941
Yahoo!, Inc.†	36,675	1,897,565

		15,394,199

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	13,426	882,357

Total Long-Term Investment Securities
(cost $461,386,098)		686,507,358

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Prime Portfolio(1)	8,545,323	8,545,323

U.S. Government Treasuries - 3.7%

United States Treasury Bills
0.01% due 12/18/2014(2)	$7,000,000	6,999,967
0.02% due 12/18/2014(2)	5,000,000	4,999,953
0.04% due 12/04/2014	10,000,000	9,999,969
0.04% due 12/11/2014	5,000,000	4,999,951

		26,999,840

Total Short-Term Investment Securities
(cost $35,545,163)		35,545,163

REPURCHASE AGREEMENT - 0.8%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $5,742,000)	5,742,000	5,742,000

TOTAL INVESTMENTS
(cost $502,673,261)(4)	101.0%	727,794,521
Liabilities in excess of other assets	(1.0)	(7,541,050)

NET ASSETS —	100.0%	$720,253,471

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At November 30, 2014, the Fund had loaned securities with a total value of $8,195,837. This was secured by collateral of $8,545,323, which was received in cash and subsequently invested in short-term investments currently valued at $8,845,323 as reported in the Portfolio of Investments.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreement.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2014	Unrealized Appreciation (Depreciation)

326	Long	S&P 500 E-Mini Index	December 2014	$32,898,170	$33,680,690	$782,520

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$686,507,358	$—	$—	$686,507,358
Short-Term Investment Securities:
Registered Investment Companies	8,545,323	—	—	8,545,323
U.S. Government Treasuries	—	26,999,840	—	26,999,840
Repurchase Agreement	—	5,742,000	—	5,742,000

Total Investments at Value	$695,052,681	$32,741,840	$—	$727,794,521

Other Financial Instruments:+
Open Futures Contracts	$782,520	$—	$—	$782,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2014 - (unaudited)

Security Description	Principal Amount/ Shares(12)	Value (Note 1)
ASSET BACKED SECURITIES - 0.8%
Diversified Financial Services - 0.8%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$100,000	$100,551
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	87,387
Asset Backed Securities Corp. FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	172,120	160,402
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	152,000	153,578
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.52% due 04/15/2021	241,000	241,460
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	173,983
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	120,000	120,759
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	166,000	171,035
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	233,298
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	177,969
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	644,022
CLI Funding LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	164,617	165,854
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	298,000	307,683
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(1)	147,000	152,604
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	223,453	226,834
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	51,211	54,336
First Franklin Mtg. Loan Trust Asset Backed Certs. FRS Series 2006-FF15, Class A5 0.32% due 11/25/2036	202,247	176,546
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	297,000	297,756
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	171,000	171,474
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	282,000	284,349
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	379,765
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	198,485	201,676
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	295,000	295,422
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	415,967	423,875
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	119,000	119,304
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	85,874	86,449
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	96,300	97,838
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	120,000	121,612
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	234,000	242,405
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(1)	142,000	147,746

Total Asset Backed Securities
(cost $6,187,676)		6,217,972

U.S. CORPORATE BONDS & NOTES - 45.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	416,704
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	363,988
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	448,000	450,042

		1,230,734

Advertising Sales - 0.1%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	600,000	619,500

Advertising Services - 0.2%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,664,000	1,489,280

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	629,000	643,852
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	452,000	463,393
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	576,676
Raytheon Co. Senior Notes 4.20% due 12/15/2044	489,000	498,280

		2,182,201

Aerospace/Defense-Equipment - 0.2%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,488,000	1,514,040

Airlines - 0.5%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,288,000	1,316,175
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	173,537	177,875
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	132,743	134,071
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,200,000	1,173,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,381,000	1,401,715

		4,202,836

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,899,000	1,993,950

Apparel Manufacturers - 0.1%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,121,000	644,575

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	898,000	898,636
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,148,000	1,147,926
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,359,000	1,397,000

		3,443,562

Auto-Heavy Duty Trucks - 0.5%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,825,750
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,250,000	1,284,375
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	999,000	1,007,758

		4,117,883

Auto/Truck Parts & Equipment-Original - 0.2%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,721,062

Banks-Commercial - 1.0%

Associated Banc-Corp. Senior Notes 2.75% due 11/15/2019	398,000	399,145
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	929,000	930,853
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	674,000	677,020
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	2,265,000	2,331,806
PNC Bank NA Senior Notes 1.13% due 01/27/2017	1,834,000	1,839,346
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,183,000	1,537,707
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	62,000	65,396

		7,781,273

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	867,270

Banks-Super Regional - 0.3%

Comerica, Inc. Senior Notes 2.13% due 05/23/2019	417,000	416,175

Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	1,921,000	1,927,111

		2,343,286

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,496,000	1,499,469

Broadcast Services/Program - 0.1%

Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019	499,000	503,967

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	566,000	555,529

Building Products-Cement - 0.4%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	1,350,000	1,351,688
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	1,503,000	1,574,392

		2,926,080

Building-Residential/Commercial - 0.3%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,740,000
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	752,000	755,760

		2,495,760

Cable/Satellite TV - 0.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,396,000	1,469,290
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	1,510,000	1,526,987
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	568,000	671,032
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,000,000	970,625
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024*	643,000	647,822
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	472,000	473,939
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	711,000	903,756
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	557,000	753,366

		7,416,817

Casino Hotels - 0.7%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,333,780
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*#	1,078,000	985,022
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	1,408,000	1,246,080
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,330,000	1,363,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	595,500

		5,523,632

Casino Services - 0.2%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	912,000	913,778
Scientific Games International, Inc. Senior Notes 10.00% due 12/01/2022*	892,000	801,826

		1,715,604

Cellular Telecom - 0.4%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	1,766,000	1,810,150
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	600,000	609,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024#	1,050,000	1,073,625

		3,492,775

Chemicals-Diversified - 0.1%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	835,000	864,225

Chemicals-Plastics - 0.2%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,272,473

Chemicals-Specialty - 0.6%

Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	352,000	354,219
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024#	382,000	389,570
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	490,000	508,463
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,315,000	1,301,850
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	421,232
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	1,014,000	1,052,025
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*#	590,000	623,188

		4,650,547

Closed-End Funds - 0.2%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,645,000	1,649,112

Coal - 0.4%

Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,586,000	1,605,825
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,416,180

		3,022,005

Commercial Services-Finance - 0.4%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	960,000	974,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,289,000

		3,263,400

Computer Services - 0.6%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,436,370
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	2,420,000	2,456,300
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	1,400,000	952,000

		4,844,670

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	863,000	958,281

Containers-Metal/Glass - 0.6%

Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	703,000	727,605
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,457,000	2,721,127
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	957,000	968,963

		4,417,695

Containers-Paper/Plastic - 0.7%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,392,000	2,176,720
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	773,000	776,865
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	882,000	899,640
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,369,000	1,408,359

		5,261,584

Cosmetics & Toiletries - 0.2%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	756,240
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	524,000	526,534

		1,282,774

Decision Support Software - 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	848,000	879,800

Distribution/Wholesale - 0.3%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,336,000	1,419,500
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	828,000	803,160

		2,222,660

Diversified Banking Institutions - 2.1%

Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR 355,000	478,524
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,126,000	1,141,772
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,330,000	1,324,298
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,960,000	2,234,804
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	917,000	916,293
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	85,000	88,989
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,100,000	1,240,473
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	736,000	902,863
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	901,000	1,115,752
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,187,000	1,182,535
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	924,000	935,198
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	848,000	1,005,098
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	1,412,000	1,439,113
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	439,000	445,089
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,722,000	1,849,299
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	49,000	61,138

		16,361,238

Diversified Financial Services - 0.6%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	2,184,000	2,213,545
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,336,000	1,659,487
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,021,000	1,024,207

		4,897,239

Diversified Manufacturing Operations - 0.5%

General Electric Co. Senior Notes 2.70% due 10/09/2022	769,000	765,546
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,365,000	1,615,049
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	491,000	511,748
Textron, Inc. Senior Notes 4.63% due 09/21/2016	630,000	668,265
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	503,000	495,378

		4,055,986

E-Commerce/Services - 0.3%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,319,000	2,423,355

Electric-Generation - 0.3%

AES Corp. Senior Notes 5.50% due 03/15/2024	1,805,000	1,841,100
AES Corp. Senior Notes 8.00% due 10/15/2017	106,000	120,310
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/2017	223,758	237,184

		2,198,594

Electric-Integrated - 0.8%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	491,000	515,287
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	312,000	333,964

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,176,368
Entergy Louisiana LLC 1st Mtg. 4.95% due 01/15/2045	491,000	496,053
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	658,449
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	1,094,000	1,154,381
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	157,782
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. Series B 9.13% due 06/30/2017	132,700	142,653
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	895,000	894,932
Southern Co. Senior Notes 1.30% due 08/15/2017	769,000	768,394

		6,298,263

Electronic Components-Semiconductors - 0.4%

Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021#	1,600,000	1,600,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,401,865

		3,001,865

Enterprise Software/Service - 0.3%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,344,000	1,260,000
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,424,032

		2,684,032

Finance-Auto Loans - 0.3%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	694,000	685,325
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	724,000	738,480
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	477,880
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	557,000	694,857

		2,596,542

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	1,311,805
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	495,045

		1,806,850

Finance-Consumer Loans - 0.4%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	1,999,000	2,018,990
Synchrony Financial Senior Notes 4.25% due 08/15/2024	751,000	767,198

		2,786,188

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	14,186
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	143,000	15

		14,212

Finance-Leasing Companies - 0.5%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,871,575
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	754,650

		3,626,225

Finance-Other Services - 0.4%

Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	1,420,000	1,395,150
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,383,000	1,383,509

		2,778,659

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020#	1,170,000	1,082,250

Food-Dairy Products - 0.1%

WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	523,000	549,150

Food-Meat Products - 0.5%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	1,535,000	1,550,350
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	2,080,000	2,210,000

		3,760,350

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 2.38% due 01/26/2021	EUR 375,000	500,230
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	479,000	625,158

		1,125,388

Food-Retail - 0.3%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	1,479,000	1,486,395
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	899,000	892,257

		2,378,652

Food-Wholesale/Distribution - 0.3%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,619,000	1,635,190
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	756,000	776,234

		2,411,424

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(4)(5)(8)	325,272	65,770

Independent Power Producers - 0.7%

Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,833,000	1,956,727
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	715,000	791,863
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,253,000	1,303,120
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	943,000	968,932
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	315,638

		5,336,280

Insurance Brokers - 0.2%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	1,500,000	1,518,750

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	1,835,000	1,954,275
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	349,391
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	934,000	935,301
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	784,000	788,298

		4,027,265

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,361,000	1,679,626
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,384,000	1,407,023

		3,086,649

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	886,501

Investment Management/Advisor Services - 0.1%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,024,718

Machinery-Farming - 0.4%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,715,000	1,718,094
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,283,000	1,287,052

		3,005,146

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	1,321,000	1,324,379

Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,033,000	1,040,345

		2,364,724

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	422,810
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	141,275
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,713,000	1,550,265

		2,114,350

Medical-Biomedical/Gene - 0.3%

Gilead Sciences, Inc. Senior Notes 2.35% due 02/01/2020	399,000	403,808
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	669,000	689,118
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	981,000	1,027,313

		2,120,239

Medical-Drugs - 0.4%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	2,061,000	2,107,373
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	702,000	757,221

		2,864,594

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,007,623

Medical-HMO - 0.1%

Centene Corp. Senior Notes 4.75% due 05/15/2022	950,000	959,500

Medical-Hospitals - 1.4%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,950,447
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	445,000	443,276
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,522,500
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	400,000	417,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,807,000	1,752,790
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,899,000	1,922,737
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	677,000	666,845
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	922,000	980,778
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,108,000	1,063,680

		10,720,053

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,107,000	1,166,593

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	634,000	637,862
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	489,000	496,742

		1,134,604

Multimedia - 0.1%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	480,820

Music - 0.2%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,401,000	1,351,965

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,293,000	1,302,076

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	1,166,000	1,190,264

Office Supplies & Forms - 0.0%

ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	213,000	227,378

Oil & Gas Drilling - 0.1%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	602,910

Oil Companies-Exploration & Production - 4.1%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,134,900
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,939,000	2,362,598
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	1,135,350
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	953,000	876,760
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	479,460
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	609,600
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	754,000	565,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,266,840
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,496,025
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,564,800
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,594,000	1,984,410
Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	1,035,158
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	306,333
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,431,000	1,323,675
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,806,000	1,589,280
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	800,000	715,500
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	684,000
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021#	788,000	654,040
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	439,000	441,011
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	370,000	374,740
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,517,000	1,342,545
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	1,269,000	1,148,445
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	1,390,000	1,296,175
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,584,000	1,370,160
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	331,000	327,690
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,400,000	1,344,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,504,000	1,436,320
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	1,372,000	1,234,800
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	885,000	681,450
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022#	277,000	227,140
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	711,000	579,465

		31,588,170

Oil Refining & Marketing - 0.6%

Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	1,144,000	1,098,240

Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,583,000	2,731,522
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	1,100,000	1,212,492

		5,042,254

Oil-Field Services - 0.3%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	704,980
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	236,000	258,125
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	392,000	437,570
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	679,250

		2,079,925

Paper & Related Products - 0.8%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,417,000	1,563,856
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,262,000	1,275,410
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,757,215
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	638,000	725,668
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	935,340

		6,257,489

Pipelines - 2.3%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,303,560
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	996,400
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	510,000	525,300
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	775,000	809,875
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	244,025
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,520,000	1,743,651
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,267,988
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	1,208,750
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	477,000	484,803
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	937,000	908,890
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	477,000	480,009
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	860,000	918,050
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	489,000	498,276
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	685,000	696,096
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	306,918
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	674,000	657,150
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	841,500
Sabine Pass Liquefaction LLC Senior Secured Notes 5.75% due 05/15/2024	750,000	758,438
Sabine Pass Liquefaction LLC Senior Secured Notes 6.25% due 03/15/2022	737,000	781,220
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	458,000	471,994

Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	794,745
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,098,540

		17,796,178

Printing-Commercial - 0.4%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,367,000	1,390,922
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	1,725,000	1,688,344

		3,079,266

Publishing-Newspapers - 0.5%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	628,000	648,410
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,751,000	1,803,530
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,215,000	1,347,131

		3,799,071

Publishing-Periodicals - 0.5%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,899,000	1,965,465
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,000,000	1,920,000

		3,885,465

Real Estate Investment Trusts - 0.8%

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,695,000	1,728,900
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,399,000	1,371,020
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,376,000	1,348,480
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	676,000	692,562
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	1,420,000	1,483,900

		6,624,862

Real Estate Management/Services - 0.4%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	493,000	499,920
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,406,000	1,409,515
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,491,255

		3,400,690

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	613,000	626,793

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(8)	1,625,000	61

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	890,725

Retail-Appliances - 0.2%

Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*#	1,788,000	1,551,090

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024*	387,000	392,805

Retail-Computer Equipment - 0.1%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	877,000	881,385

Retail-Discount - 0.1%

Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	641,000	666,346

Retail-Drug Store - 0.4%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	378,465	409,180
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	243,846	282,873
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	517,081	609,867

Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	952,000	972,254
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	978,000	1,029,123

		3,303,297

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	664,000	643,026

Retail-Music Store - 0.1%

Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*#	850,000	737,375

Retail-Regional Department Stores - 0.2%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	2,235,000	1,832,700

Retail-Restaurants - 0.4%

Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,300,000	1,382,875
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*#	2,009,000	2,024,067

		3,406,942

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(8)(14)	25,000	0

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	855,846
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,630,000	1,829,328
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,655,682

		4,340,856

Schools - 0.2%

Northwestern University Notes 4.20% due 12/01/2047	691,000	724,425
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	233,000	229,160
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	542,201

		1,495,786

Security Services - 0.1%

ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	629,125

Semiconductor Equipment - 0.4%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,722,000	2,811,282
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	767,000	701,805

		3,513,087

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	915,000	929,869
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,185,098

		2,114,967

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,152,036
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	376,867

		1,528,903

Specified Purpose Acquisitions - 0.4%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,125,000	3,273,437

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	437,000	433,036
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	905,000	894,675

		1,327,711

Steel-Producers - 0.4%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,649,000	1,583,040
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	1,239,000	1,285,462

		2,868,502

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	499,000	503,312

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,300,000	1,391,000

Telecom Services - 0.2%

Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	1,246,000	1,258,460

Telephone-Integrated - 1.3%

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	628,000	659,400
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,278,000	1,362,668
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	786,000	789,930
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,406,250
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	673,015
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,490,000	1,566,362
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	884,000	886,631
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	978,000	971,402
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	85,000	93,036
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,222,000	1,274,002
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	687,000	850,403

		10,533,099

Television - 0.2%

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,310,000	1,352,575

Transport-Equipment & Leasing - 0.3%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	1,024,072
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,207,000	1,188,895

		2,212,967

Transport-Rail - 0.2%

Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	1,612,000	1,648,270

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	808,000	870,620

Web Hosting/Design - 0.3%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,400,000	1,403,500
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	707,000	710,535

		2,114,035

Wire & Cable Products - 0.2%

Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,092,000	1,105,650
General Cable Corp. Company Guar. Notes 6.50% due 10/01/2022(4)	708,000	587,640

		1,693,290

X-Ray Equipment - 0.1%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	409,000	423,571

Total U.S. Corporate Bonds & Notes (cost $356,904,583)		353,845,033

FOREIGN CORPORATE BONDS & NOTES - 23.1%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP 300,000	503,902

Airlines - 0.2%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	1,410,000	1,498,125

Airport Development/Maintenance - 0.2%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR 925,000	1,203,858
Heathrow Funding, Ltd. Senior Sec. Notes 5.88% due 05/31/2043	GBP 250,000	496,621

		1,700,479

Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV VRS Company Guar. Notes 4.63% due 03/24/2026	EUR 950,000	1,279,953

Auto-Heavy Duty Trucks - 0.1%

Volvo Treasury AB Company Guar. Notes 2.38% due 11/26/2019	EUR 300,000	395,449

Banks-Commercial - 4.9%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	832,000	833,908
Abbey National Treasury Services PLC/London Company Guar. Notes 1.75% due 01/15/2018	EUR 950,000	1,221,658
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY 2,481,000	1,055,174
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	1,318,000	1,325,449
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017	500,000	534,750
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL 3,200,000	1,191,493
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*	500,000	527,750
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	700,000	764,750
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	435,000	451,093
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	890,000	887,301
Banque Federative du Credit Mutuel SA Sub. Notes 5.00% due 09/30/2015	EUR 700,000	901,296
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR 300,000	400,424
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR 600,000	767,238
BPCE SA Sub. Notes 4.50% due 03/15/2025*	940,000	925,558
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR 300,000	429,483
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	422,000	428,763
Credit Suisse Senior Notes 1.38% due 05/26/2017	1,741,000	1,743,241
Credit Suisse Senior Notes 3.00% due 10/29/2021	753,000	752,904
Credit Suisse Sub. Notes 5.40% due 01/14/2020	750,000	844,129
Danske Bank A/S FRS Senior Notes 0.51% due 06/02/2017	EUR 450,000	561,337
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,996,000	2,006,425
Hana Bank Sub. Notes 4.38% due 09/30/2024*	235,000	246,499
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	650,000	728,660
ING Bank NV Senior Notes 4.00% due 03/15/2016*	1,637,000	1,700,979
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP 300,000	548,833
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR 350,000	453,752
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR 700,000	991,932
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,400,000	1,395,036
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	2,302,000	2,299,201
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	444,000	450,085
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022	500,000	506,117
National Australia Bank Ltd. Senior Notes 2.75% due 03/09/2017	790,000	817,521
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	1,085,000	1,079,672
Nordea Bank AB Senior Notes 1.38% due 04/12/2018	EUR 450,000	577,069
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*	280,000	288,656
PKO Finance AB Senior Notes 4.63% due 09/26/2022*	700,000	738,500
Pohjola Bank Oyj Senior Notes 1.75% due 08/29/2018	EUR 300,000	390,357

Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022	250,000	237,500
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*	200,000	207,001
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR 700,000	925,524
Skandinaviska Enskilda Banken AB Senior Notes 3.88% due 04/12/2017	EUR 400,000	538,902
Standard Chartered PLC Senior Notes 1.63% due 06/13/2021	EUR 900,000	1,139,351
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR 950,000	1,231,924
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*	600,000	589,500
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*	250,000	257,550
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*	570,000	604,702
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*	450,000	438,750

		37,937,697

Banks-Money Center - 0.5%

ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR 375,000	515,723
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR 600,000	915,965
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP 275,000	488,929
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP 230,000	503,210
Lloyds Bank PLC VRS Sub. Notes 11.88% due 12/16/2021	EUR 950,000	1,430,322
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	385,000	386,560

		4,240,709

Banks-Mortgage - 0.1%

Cie de Financement Foncier SA Senior Notes 1.13% due 03/11/2019	EUR 400,000	516,444

Banks-Special Purpose - 0.3%

Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 12/07/2018	GBP 440,000	701,621
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020	500,000	587,500
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*	900,000	825,750

		2,114,871

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,180,000	1,190,030

Beverages-Wine/Spirits - 0.1%

Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR 400,000	522,113

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	750,000	751,973

Building & Construction-Misc. - 0.0%

Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*	200,000	200,800
OAS Finance, Ltd. Company Guar. Notes 8.00% due 07/02/2021*	200,000	88,000

		288,800

Building Products-Cement - 0.1%

Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*#	200,000	202,000
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019	500,000	505,000
China Shanshui Cement Group, Ltd. Company Guar. Notes 10.50% due 04/27/2017	450,000	481,500

		1,188,500

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 8.63% due 03/29/2018	GBP 217,000	401,632

Building-Heavy Construction - 0.0%

Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*	325,000	308,750

Cable/Satellite TV - 0.3%

Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,511,000	1,534,828

Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	915,000	951,600

		2,486,428

Casino Hotels - 0.3%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,200,000	2,150,500

Cellular Telecom - 0.2%

America Movil SAB de CV VRS Jr. Sub. Notes 5.13% due 09/06/2073	EUR 925,000	1,248,810
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023	350,000	292,250

		1,541,060

Coal - 0.0%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018	200,000	178,274

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	489,000	509,560

Cruise Lines - 0.5%

NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	745,000	750,587
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	2,708,000	2,829,860

		3,580,447

Diversified Banking Institutions - 1.7%

BNP Paribas SA Senior Notes 2.38% due 05/20/2024	EUR 360,000	489,255
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR 700,000	991,906
Citigroup, Inc. Senior Notes 5.00% due 08/02/2019	EUR 960,000	1,418,776
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR 400,000	581,581
Credit Suisse Group AG VRS Jr. Sub Notes 6.25% due 12/18/2024*(6)	833,000	810,092
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,660,000	1,657,492
HSBC Holdings PLC VRS Jr. Sub. Notes 5.25% due 09/16/2022(6)	EUR 625,000	785,091
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP 250,000	504,062
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR 325,000	411,523
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	571,000	621,411
Royal Bank of Scotland PLC Sub. Notes 4.88% due 04/22/2015	EUR 700,000	882,986
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR 400,000	592,123
Societe Generale SA VRS Sub. Notes 2.50% due 09/16/2026	EUR 300,000	367,351
Societe Generale SA VRS Jr. Sub. Notes 7.00% due 12/19/2017(6)	EUR 500,000	695,377
UBS AG Senior Notes 1.38% due 08/14/2017	1,433,000	1,428,464
UBS AG Sub. Notes 5.13% due 05/15/2024	653,000	653,078
UBS AG VRS Jr. Notes 7.15% due 12/21/2017(6)	EUR 300,000	418,626
UBS AG Sub. Notes 7.63% due 08/17/2022	295,000	350,553

		13,659,747

Diversified Financial Services - 0.3%

GE Capital European Funding Company Guar. Notes 6.03% due 03/01/2038	EUR 200,000	405,509
GE Capital UK Funding Company Guar. Notes 5.88% due 01/18/2033	GBP 250,000	509,019
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,187,000	1,212,715

		2,127,243

Diversified Manufacturing Operations - 0.1%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	293,000	295,164
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.75% due 09/10/2042	GBP 300,000	474,508

		769,672

Diversified Minerals - 0.6%

Anglo American Capital PLC Company Guar. Notes 2.75% due 06/07/2019	EUR 375,000	498,259
Anglo American Capital PLC Company Guar. Notes 2.88% due 11/20/2020	EUR 700,000	937,555
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	567,000	577,116
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#	2,625,000	2,349,375
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*	660,000	653,400

		5,015,705

Diversified Operations - 0.3%

Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	846,000	845,698
KOC Holding AS Senior Notes 3.50% due 04/24/2020*	800,000	771,000
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*#	650,000	663,975

		2,280,673

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	1,126,000	1,124,343

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*	300,000	317,071

Electric-Generation - 0.3%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*	200,000	235,000
Electricite de France SA Senior Notes 4.63% due 04/26/2030	EUR 700,000	1,171,261
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	334,000	379,357
Electricite de France SA Senior Notes 6.00% due 01/23/2114	GBP 300,000	607,050

		2,392,668

Electric-Integrated - 0.8%

E.CL SA Senior Notes 4.50% due 01/29/2025*#	200,000	203,135
E.CL SA Senior Notes 5.63% due 01/15/2021#	550,000	600,878
EDP Finance BV Senior Notes 4.13% due 01/15/2020*	1,702,000	1,726,458
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP 294,000,000	142,120
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR 750,000	1,168,689
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR 600,000	807,208
RWE AG FRS Jr. Notes 4.63% due 09/28/2015(6)	EUR 925,000	1,167,286
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP 263,000	470,910

		6,286,684

Electric-Transmission - 0.1%

National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP 222,000	463,090

Engineering/R&D Services - 0.1%

ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR 300,000	405,815

Finance-Leasing Companies - 0.5%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	731,000	727,345
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	328,000	333,740
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000,000	2,145,000
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	925,000	950,437

		4,156,522

Food-Meat Products - 0.1%

BRF SA Senior Notes 3.95% due 05/22/2023*	200,000	187,700
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL 1,000,000	338,421
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*	270,000	271,013

		797,134

Gas-Distribution - 0.1%

Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR 350,000	545,696

Gas-Transportation - 0.1%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	550,000	531,300

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020	700,000	616,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	490,000	488,664
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	249,000	237,972
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*	350,000	306,250

		1,648,886

Hazardous Waste Disposal - 0.3%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	2,250,000	2,025,000
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*	625,000	521,875

		2,546,875

Independent Power Producers - 0.1%

PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	515,400

Insurance-Life/Health - 0.0%

AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	376,000	375,666

Insurance-Multi-line - 0.1%

AXA SA FRS Jr. Notes 3.88% due 10/08/2025(6)	EUR 400,000	498,338

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020	500,000	495,000

Machinery-General Industrial - 0.2%

Alstom SA Senior Notes 3.00% due 07/08/2019	EUR 700,000	952,057
Alstom SA Senior Notes 4.50% due 03/18/2020	EUR 350,000	513,009

		1,465,066

Medical-Drugs - 0.7%

Bayer AG FRS Jr. Notes 3.00% due 07/01/2075	EUR 400,000	512,651
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	2,029,000	2,089,870
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR 925,000	1,175,277
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,151,000	1,161,425
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	878,000	886,780

		5,826,003

Medical-Generic Drugs - 0.2%

Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	667,000	671,724
Perrigo Finance PLC Company Guar. Notes 3.90% due 12/15/2024	492,000	496,247
Perrigo Finance PLC Company Guar. Notes 4.90% due 12/15/2044	496,000	507,049

		1,675,020

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	769,000	742,085

Metal-Diversified - 0.3%

Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR 825,000	1,174,275
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*	900,000	862,920
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	350,000	353,500

		2,390,695

Metal-Iron - 0.1%

Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	550,000	503,937
Vale SA Senior Notes 4.38% due 03/24/2018	EUR 350,000	478,783

		982,720

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	546,000

Oil & Gas Drilling - 0.4%

Ensco PLC Senior Notes 5.75% due 10/01/2044	379,000	395,136
Offshore Drilling Holding SA Senior Sec. Notes 8.63% due 09/20/2020	450,000	453,375
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,472,000	1,162,880
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	217,000	187,345
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	635,000	632,541
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	496,082

		3,327,359

Oil Companies-Exploration & Production - 0.9%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	644,000	854,044
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,000,000	920,000
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	241,563
KazMunayGas National Co. JSC Senior Notes 7.00% due 05/05/2020	500,000	556,250
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	595,000	525,087
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,375,400
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	645,000	585,337
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*	260,000	239,200
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	762,200
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*	450,000	476,997
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	518,000	478,849

		7,014,927

Oil Companies-Integrated - 0.9%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,334,371
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	648,668
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR 375,000	518,528
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	477,000	476,643
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	260,000	253,500
Eni SpA Senior Notes 3.75% due 09/12/2025	EUR 750,000	1,123,224
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023	600,000	553,500
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	473,000	492,260
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	500,000	497,840
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	127,200
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	756,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	127,000	130,810
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	300,000	339,189
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	164,514

		7,416,247

Oil Refining & Marketing - 0.0%

Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	199,047

Paper & Related Products - 0.1%

Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024	200,000	199,693
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	500,000	503,479
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	194,940

		898,112

Petrochemicals - 0.2%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	731,500
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	550,000	566,500
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	640,000	627,200

		1,925,200

Pipelines - 0.1%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*#	600,000	637,500

Real Estate Investment Trusts - 0.1%

Trust F/1401 Senior Notes 5.25% due 12/15/2024*	550,000	577,500

Real Estate Operations & Development - 0.6%

China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019	550,000	569,561
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	197,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	196,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	438,188
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020	575,000	600,875
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,575,000	1,582,875
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	700,000	697,375
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020	500,000	511,776

		4,794,650

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	502,153

Retail-Misc./Diversified - 0.0%

InRetail Consumer Company Guar. Notes 5.25% due 10/10/2021*	100,000	100,550

Retail-Restaurants - 0.1%

Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*#	400,000	409,000

Satellite Telecom - 0.2%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,500,000	1,477,500

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,423,000	1,423,000

Sovereign Agency - 0.1%

Japan Bank for International Corp. Government Guar. Notes 2.63% due 12/15/2020	GBP 375,000	611,268

Special Purpose Entities - 0.2%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	1,750,000	1,754,375
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(4)(8)(15)(16)	560,000	0

		1,754,375

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 6.75% due 02/25/2022#	1,162,000	1,262,949
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*	200,000	184,319
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022	600,000	552,958

		2,000,226

Steel-Specialty - 0.0%

GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*	200,000	203,500

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL 1,600,000	558,317

SupraNational Banks - 0.6%

European Financial Stability Facility Senior Notes 1.75% due 10/29/2020	EUR 1,120,000	1,503,599

European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR 1,045,000	1,537,303
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD 800,000	618,233
North American Development Bank Senior Notes 2.30% due 10/10/2018	711,000	723,293

		4,382,428

Telecom Services - 0.8%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	1,704,000	1,721,040
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	2,413,000	2,494,439
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,200,000	1,257,000
Vivendi SA Senior Notes 4.13% due 07/18/2017	EUR 300,000	408,555

		5,881,034

Telephone-Integrated - 0.8%

Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 04/22/2025	EUR 360,000	582,588
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP 640,000,000	271,358
Oi SA Senior Notes 5.75% due 02/10/2022	600,000	570,750
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL 530,000	190,625
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	617,000	703,380
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,210,000	1,367,300
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022	1,050,000	1,039,874
Telefonica Emisiones, S.A.U. Company Guar. Notes 4.69% due 11/11/2019	EUR 300,000	440,805
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	1,084,000	1,135,490

		6,302,170

Transport-Rail - 0.0%

Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022	400,000	364,000

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*	900,000	863,433

Total Foreign Corporate Bonds & Notes (cost $183,345,422)		179,490,309

FOREIGN GOVERNMENT OBLIGATIONS - 10.3%
Banks-Export/Import - 0.2%

Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	1,487,000	1,499,721

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	553,000	558,301

Regional Agencies - 0.2%

Japan Finance Organization for Municipalities Notes 0.88% due 09/22/2021	EUR 1,225,000	1,544,006

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	479,000	485,865

Sovereign - 9.6%

Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040	580,000	616,250
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023	550,000	299,475
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034	420,000	225,120
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	820,000	505,530
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	655,000	398,240
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022#	1,100,000	746,900
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019	275,000	296,656
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039	250,000	253,125
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*	310,000	331,700

Dominican Republic Senior Notes 5.88% due 04/18/2024*	390,000	407,550
Dominican Republic Senior Notes 5.88% due 04/18/2024	495,000	517,275
Dominican Republic Senior Notes 6.60% due 01/28/2024*	309,000	338,355
Dominican Republic Senior Notes 7.50% due 05/06/2021	320,000	360,320
Dominican Republic Senior Notes 8.63% due 04/20/2027	600,000	730,500
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	1,650,000	1,670,625
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	1,025,000	1,105,206
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	672,000	665,280
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	417,000	454,530
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	3,000	3,840
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL 1,200,000	482,133
Gabonese Republic Bonds 8.20% due 12/12/2017	682,000	758,411
Government of Canada Senior Notes 0.88% due 02/14/2017	553,000	555,460
Government of Pakistan Senior Notes 8.25% due 04/15/2024	1,100,000	1,157,970
Kingdom of Bahrain Bonds 6.00% due 09/19/2044*	1,050,000	1,073,625
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	955,000	1,081,538
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*	237,000	242,925
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	600,000	615,000
Kingdom of Spain Senior Notes 5.25% due 04/06/2029	GBP 380,000	684,568
Lebanese Republic Senior Notes 4.00% due 12/31/2017	396,550	394,567
Lebanese Republic Senior Notes 5.00% due 10/12/2017	150,000	152,025
Lebanese Republic Senior Notes 6.00% due 01/27/2023	1,350,000	1,370,520
Lebanese Republic Senior Notes 6.60% due 11/27/2026	1,650,000	1,707,750
Lebanese Republic Senior Notes 8.25% due 04/12/2021	540,000	621,000
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	411,000	435,660
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*	950,000	909,625
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*	340,000	368,730
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,550,000	1,653,075
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023	1,270,000	1,200,150
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044*	760,000	776,150
Republic of Croatia Senior Notes 5.50% due 04/04/2023*	500,000	525,440
Republic of Croatia Senior Notes 6.25% due 04/27/2017	1,210,000	1,297,507
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	1,150,000	1,157,188
Republic of El Salvador Notes 6.38% due 01/18/2027*	430,000	441,825
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	1,120,000	1,219,400
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	550,000	556,875
Republic of Guatemala Senior Notes 5.75% due 06/06/2022	1,000,000	1,097,500
Republic of Hungary Senior Notes 4.00% due 03/25/2019	500,000	516,125
Republic of Hungary Senior Notes 5.38% due 03/25/2024	1,470,000	1,607,813

Republic of Hungary Senior Notes 5.75% due 11/22/2023	1,280,000	1,429,778
Republic of Hungary Senior Notes 7.63% due 03/29/2041	892,000	1,199,740
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	400,000	402,800
Republic of Indonesia Senior Notes 5.25% due 01/17/2042	700,000	721,000
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*	575,000	663,406
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*	600,000	585,000
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	370,000	349,650
Republic of Kenya Notes 6.88% due 06/24/2024*	1,370,000	1,464,530
Republic of Latvia Senior Notes 5.25% due 06/16/2021	1,040,000	1,172,600
Republic of Lithuania Senior Notes 5.13% due 09/14/2017	430,000	471,495
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,217,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,900,000	2,312,053
Republic of Panama Senior Notes 5.20% due 01/30/2020	964,000	1,064,256
Republic of Panama Senior Notes 6.70% due 01/26/2036	930,000	1,178,775
Republic of Panama Senior Notes 7.25% due 03/15/2015	152,000	154,736
Republic of Paraguay Notes 6.10% due 08/11/2044*	600,000	639,000
Republic of Peru Senior Notes 7.13% due 03/30/2019	480,000	578,400
Republic of Poland Bonds 4.00% due 10/25/2023	PLN 3,000,000	1,016,569
Republic of Poland Senior Notes 5.00% due 03/23/2022	425,000	479,366
Republic of Portugal Notes 5.13% due 10/15/2024*	927,000	967,901
Republic of Senegal Bonds 6.25% due 07/30/2024	1,160,000	1,157,100
Republic of Serbia Senior Notes 5.25% due 11/21/2017	1,060,000	1,105,580
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,342,000	1,412,455
Republic of South Africa Senior Notes 5.38% due 07/24/2044	450,000	477,504
Republic of South Africa Senior Notes 5.88% due 05/30/2022	100,000	113,750
Republic of South Africa Senior Notes 5.88% due 09/16/2025	830,000	948,275
Republic of South Africa Senior Notes 6.25% due 03/08/2041	1,033,000	1,229,477
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,325,000	1,437,625
Republic of the Philippines Senior Notes 6.50% due 01/20/2020	302,000	360,513
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	260,000	374,075
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	520,000	841,100
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*	400,000	433,800
Republic of Turkey Senior Notes 3.25% due 03/23/2023	430,000	408,457
Republic of Turkey Senior Notes 4.88% due 04/16/2043	580,000	583,480
Republic of Turkey Senior Notes 6.00% due 01/14/2041	1,200,000	1,377,840
Republic of Turkey Notes 6.63% due 02/17/2045	900,000	1,119,285

Republic of Turkey Senior Notes 6.88% due 03/17/2036	2,000	2,508
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	756,000	561,481
Republic of Venezuela Senior Notes 7.00% due 12/01/2018	650,000	374,075
Republic of Venezuela Senior Notes 7.65% due 04/21/2025	55,000	28,050
Republic of Zambia Notes 5.38% due 09/20/2022	390,000	370,422
Russian Federation Senior Notes 5.88% due 09/16/2043*	600,000	586,824
Russian Federation Senior Notes 7.50% due 03/31/2030(3)	1,441,000	1,577,895
Slovak Republic Senior Notes 4.38% due 05/21/2022	520,000	566,207
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR 200,000	261,253
United Mexican States Senior Notes 3.50% due 01/21/2021	1,435,000	1,480,920
United Mexican States Senior Notes 3.60% due 01/30/2025	1,767,000	1,771,241
United Mexican States Senior Notes 4.75% due 03/08/2044	1,354,000	1,396,990
United Mexican States Senior Notes 5.63% due 01/15/2017	340,000	370,940

		75,384,209

Transport-Rail - 0.1%

Reseau Ferre de France Senior Notes 5.25% due 12/07/2028	GBP 365,000	727,246

Total Foreign Government Obligations (cost $79,485,568)		80,199,348

U.S. GOVERNMENT AGENCIES - 4.2%
Federal Home Loan Mtg. Corp. - 1.1%

1.89% due 02/01/2037 FRS	53,044	55,864
2.50% due 01/01/2028	397,400	407,273
2.50% due 04/01/2028	838,078	857,876
3.00% due 04/01/2043	662,405	670,555
3.00% due 08/01/2043	913,162	924,114
3.50% due 02/01/2042	768,281	800,320
3.50% due 03/01/2042	486,039	506,690
3.50% due 04/01/2042	904,521	943,136
3.50% due 08/01/2042	841,780	878,323
3.50% due 09/01/2043	90,957	94,903
4.00% due 09/01/2040	167,393	178,711
4.00% due 10/01/2043	54,446	58,127
4.50% due 02/01/2020	35,975	37,935
4.50% due 08/01/2020	16,237	17,095
4.50% due 03/01/2023	110,880	117,820
4.50% due 01/01/2039	40,288	43,750
4.50% due 12/01/2039	47,209	52,009
4.50% due 06/01/2040	668,481	735,855
5.00% due 05/01/2034	134,888	150,431
5.00% due 03/01/2039	114,244	126,481
5.50% due 06/01/2022	60,992	66,821
5.50% due 07/01/2035	42,919	48,362
6.00% due 03/01/2040	147,809	167,522
6.50% due 02/01/2036	21,967	24,993
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	104,354	103,379
Series 3572, Class JS FRS 6.65% due 09/15/2039(2)(7)	473,437	78,084
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(2)	250,000	239,712
Series 2014-DN1, Class M2 2.36% due 02/25/2024(2)	203,000	199,607

		8,585,748

Federal National Mtg. Assoc. - 2.9%

2.11% due 05/01/2037 FRS	100,364	106,686
2.38% due 11/01/2036 FRS	176,485	188,856
2.43% due 08/01/2035 FRS	216,926	233,246
2.50% due 04/01/2028	170,545	174,439
2.98% due 10/01/2040 FRS	119,426	127,448
3.00% due 10/01/2027	440,883	460,305
3.00% due 12/01/2027	500,867	522,934
3.00% due 03/01/2042	465,173	471,263
3.00% due 12/01/2042	246,567	249,590
3.00% due 05/01/2043	550,747	557,309
3.00% due December TBA	2,940,000	2,977,807
3.50% due 09/01/2026	499,250	530,471
3.50% due 08/01/2027	203,106	215,328
3.50% due 10/01/2028	445,775	474,654
3.50% due 06/01/2042	385,381	402,473
3.50% due 07/01/2042	137,075	141,100
3.50% due 08/01/2042	905,469	935,888
3.50% due 09/01/2042	879,386	917,752
3.50% due December TBA	1,118,000	1,165,253
4.00% due 11/01/2025	259,657	278,989
4.00% due 06/01/2039	521,692	562,621
4.00% due 09/01/2040	544,290	582,358
4.00% due 12/01/2040	66,501	71,116
4.00% due 10/01/2041	280,907	300,278

4.00% due 11/01/2041	637,505	681,466
4.00% due 01/01/2042	484,974	518,417
4.00% due 10/01/2043	32,580	34,826
4.00% due 12/01/2043	472,448	508,628
4.00% due December TBA	1,291,000	1,378,344
4.50% due 06/01/2019	30,038	31,707
4.50% due 01/01/2039	35,842	39,040
4.50% due 11/01/2040	141,669	154,348
4.50% due 05/01/2041	181,338	197,438
4.50% due 07/01/2041	117,715	128,235
4.50% due 03/01/2042	637,615	694,087
4.50% due December TBA	1,050,000	1,141,137
5.00% due 03/15/2016	163,000	172,899
5.00% due 01/01/2023	100,328	108,339
5.00% due 04/01/2023	72,040	77,798
5.00% due 03/01/2037	28,170	31,222
5.00% due 05/01/2040	650,879	724,142
5.00% due 06/01/2040	163,934	182,269
5.00% due 07/01/2040	240,356	266,506
5.00% due December TBA	200,000	221,750
5.50% due 08/01/2037	638,787	714,971
5.50% due 06/01/2038	88,268	99,310
6.00% due 02/01/2032	3,783	4,285
6.00% due 10/01/2034	150	170
6.00% due 10/01/2037	58,367	66,071
6.00% due 11/01/2037	196,821	223,514
6.00% due 09/01/2038	161,027	182,891
6.00% due 11/01/2038	51,289	58,270
6.00% due 06/01/2040	43,432	49,222
6.50% due 11/01/2037	93,281	106,114
6.50% due 10/01/2038	176,750	202,724
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.76% due 01/25/2024(2)	210,128	209,390
Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	270,317	271,589
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	210,289	211,381

		22,340,664

Government National Mtg. Assoc. - 0.1%

4.00% due 03/20/2044	224,172	240,739
6.00% due 08/15/2039	733,735	835,728

		1,076,467

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority 1.75% due 10/15/2018	395,000	401,463

Total U.S. Government Agencies (cost $31,894,362)		32,404,342

U.S. GOVERNMENT TREASURIES - 7.1%
United States Treasury Bonds - 1.3%
3.13% due 02/15/2043	1,486,000	1,546,600
3.13% due 08/15/2044	252,000	262,277
3.38% due 05/15/2044	3,050,000	3,325,214
3.50% due 02/15/2039	913,000	1,020,706
3.63% due 02/15/2044	829,000	945,838
3.75% due 11/15/2043	532,000	620,112
4.50% due 02/15/2036	1,650,000	2,141,777
5.25% due 11/15/2028	67,000	89,105

		9,951,629

United States Treasury Notes - 5.8%

0.07% due 01/31/2016 FRS	2,737,000	2,736,633
0.13% due 04/15/2018 TIPS(13)	1,556,906	1,572,597
0.25% due 10/31/2015	673,000	673,684
0.38% due 01/31/2016	3,500,000	3,507,382
0.38% due 02/15/2016	2,300,000	2,304,671
0.38% due 03/31/2016	14,757,000	14,781,216
0.50% due 07/31/2017	7,745,000	7,685,704
0.63% due 09/30/2017	3,254,000	3,231,883
0.75% due 10/31/2017	2,936,000	2,924,990
1.63% due 08/15/2022	191,000	185,986
2.00% due 02/15/2022	191,000	191,985
2.25% due 11/15/2024	1,303,000	1,309,515
2.38% due 08/15/2024	1,685,000	1,712,118
2.50% due 05/15/2024	1,906,000	1,959,755
2.75% due 02/15/2024	650,000	682,856
3.63% due 08/15/2019	52,000	57,127
3.88% due 05/15/2018	57,000	62,437

		45,580,539

Total U.S. Government Treasuries (cost $54,958,750)		55,532,168

LOANS(9)(10) - 1.4%
Aerospace/Defense - 0.1%

SI Organization, Inc. FRS BTL-Delayed Draw 0.75% due 07/15/2015(17)	60,455	60,405
SI Organization, Inc. FRS BTL 5.75% due 11/23/2019	911,797	911,037

		971,442

Computer Services - 0.2%

Sungard Availability Services Capital, Inc. FRS BTL-1st Lien 6.00% due 03/31/2019	1,434,234	1,277,365

Computer Software - 0.2%

Vertafore, Inc. FRS BTL-1st Lien 4.25% due 10/03/2019	1,551,296	1,545,156

Electric-Distribution - 0.2%

Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,425,338	1,419,993

Medical-Drugs - 0.3%

Auxilium Pharmaceuticals, Inc. FRS BTL 6.25% due 04/26/2017	1,962,554	1,972,367

Medical-Hospitals - 0.2%

Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018	1,514,386	1,514,386

Oil Companies-Exploration & Production - 0.1%

American Energy-Marcellus LLC FRS BTL-2nd Lien 8.50% due 07/09/2021	298,693	271,811
Sabine Oil & Gas LLC FRS BTL-2nd Lien 8.75% due 12/31/2018	647,315	592,293

		864,104

Semiconductor Components-Integrated Circuits - 0.1%

SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/22/2019	1,167,805	1,147,368

Total Loans (cost $10,935,206)		10,712,181

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	517,612
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	825,212
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	489,377

Total Municipal Bonds & Notes (cost $1,736,243)		1,832,201

COMMON STOCKS - 0.1%
Power Converter/Supply Equipment - 0.1%

TPT Acquisition, Inc.†(4)(8)	14,640	219,600

Television - 0.0%

ION Media Networks, Inc.†(4)(8)	316	193,466

Total Common Stocks (cost $219,603)		413,066

PREFERRED SECURITIES - 0.2%
Diversified Banking Institutions - 0.1%

Citigroup, Inc. Series J 7.13%	37,025	1,020,409

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	14,575	327,646

Federal Home Loan Mtg. Corp. - 0.0%

Federal Home Loan Mtg. Corp. VRS Series Z 8.38%#	5,100	22,185

Telecom Services - 0.1%

Qwest Corp. 6.13%#	28,275	685,669

Total Preferred Securities (cost $2,075,542)		2,055,909

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.1%
Banks-Commercial - 0.2%

Nordea Bank AB FRS Jr. Sub. Notes 6.13% due 09/23/2024*#(6)	456,000	456,912
Standard Chartered Bank FRS Jr. Sub. Notes 8.10% due 05/11/2016(6)	GBP 275,000	451,605
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(6)	584,000	555,676

		1,464,193

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(6)	800,000	775,920
Wells Fargo Capital X 5.95% due 12/01/2086	276,000	280,830

		1,056,750

Diversified Banking Institutions - 1.2%

Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(6)	1,177,000	1,179,354
Credit Agricole SA VRS 6.63% due 09/23/2019*(6)	767,000	753,578
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(6)	680,000	719,100
Deutsche Bank AG VRS 7.50% due 04/30/2025#(6)	1,600,000	1,608,733
JPMorgan Chase & Co. VRS Series V 5.00% due 07/01/2019(6)	634,000	622,588
JPMorgan Chase & Co. VRS Series U 6.13% due 04/30/2024(6)	1,693,000	1,712,046
JPMorgan Chase & Co. VRS Series 1 7.90% due 04/30/2018(6)	741,000	804,437
Societe Generale SA VRS 6.00% due 01/27/2020*(6)	1,311,000	1,237,846
UBS AG FRS 4.28% due 04/15/2015(6)	EUR 500,000	623,705

		9,261,387

Electric-Integrated - 0.1%

Dominion Resources, Inc. VRS 5.75% due 10/01/2054	462,000	483,365

Finance-Credit Card - 0.1%

American Express Co. VRS 5.20% due 11/15/2019(6)	831,000	839,916

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(8)	101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. VRS 4.75% due 04/30/2043	683,000	676,170

Financial Guarantee Insurance - 0.3%

Assured Guaranty Municipal Holdings, Inc. VRS 6.40% due 12/15/2066*	2,372,000	2,099,220

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,800,000	1,872,000

Insurance-Life/Health - 0.4%

Dai-ichi Life Insurance Co., Ltd. VRS 5.10% due 10/28/2024*(6)	485,000	502,581
Nippon Life Insurance Co. VRS 5.10% due 10/16/2044*	947,000	980,782
Prudential Financial, Inc. VRS 5.63% due 06/15/2043	1,923,000	1,985,498

		3,468,861

Insurance-Multi-line - 0.2%

Farmers Exchange Capital III VRS 5.45% due 10/15/2054*	660,000	669,075
MetLife, Inc. 6.40% due 12/15/2066	755,000	839,465

		1,508,540

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. VRS 5.75% due 12/15/2053	1,149,000	1,229,430

Total Preferred Securities/Capital Securities
(cost $23,309,572)		23,959,842

Total Long-Term Investment Securities
(cost $751,052,527)		746,662,371

SHORT-TERM INVESTMENT SECURITIES - 7.8%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Prime Portfolio(11)	22,517,746	22,517,746

Time Deposits - 4.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2014	38,196,000	38,196,000

Total Short-Term Investment Securities
(cost $60,713,746)		60,713,746

TOTAL INVESTMENTS
(cost $811,766,273)(18)	103.7%	807,376,117
Liabilities in excess of other assets	(3.7)	(29,073,754)

NET ASSETS —	100.0%	$778,302,363

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2014, the aggregate value of these securities was $218,413,533 representing 28.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Security in default of interest and principal at maturity.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Interest Only
(8)	Illiquid security. At November 30, 2014, the aggregate value of these securities was $478,933 representing 0.1% of net assets.
(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	At November 30, 2014, the Fund had loaned securities with a total value of $22,061,967. This was secured by collateral of $22,517,746, which was received in cash and subsequently invested in short-term investments currently valued at $22,517,746 as reported in the Portfolio of Investments.

(12)	Denominated in United States Dollars unless otherwise indicated.
(13)	Principal amount of security is adjusted for inflation.
(14)	Company has filed for Chapter 7 bankruptcy.
(15)	Security in default of interest.
(16)	Company has filed for bankruptcy protection in the country of issuance.
(17)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 6.
(18)	See Note 5 for cost of investments on a tax basis.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2014 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro

GBP—British Pound

NZD—New Zealand Dollar

PLN—Polish Zloty

TRY—Turkish Lira

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	EUR	8,040,121	USD	10,063,655	12/12/2014	$58,818	$–
	EUR	14,000,000	USD	17,408,706	01/30/2015	–	(18,461)
	EUR	18,480,962	USD	23,350,000	01/30/2015	620,499	–
	GBP	2,175,000	USD	3,461,509	12/12/2014	59,990	–
	GBP	2,476,803	USD	4,000,000	01/30/2015	127,773	–

Net Unrealized Appreciation/(Depreciation)						$867,080	$(18,461)

EUR—Euro

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$6,217,972	$—	$6,217,972
U.S. Corporate Bonds & Notes:
Electric-Generation	—	1,961,410	237,184	2,198,594
Gambling (Non-Hotel)	—	—	65,770	65,770
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries	—	351,580,608	—	351,580,608
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	1,754,375	0	1,754,375
Other Industries	—	177,735,934	—	177,735,934
Foreign Government Obligations	—	80,199,348	—	80,199,348
U.S. Government Agencies	—	32,404,342	—	32,404,342
U.S. Government Treasuries	—	55,532,168	—	55,532,168
Loans	—	10,712,181	—	10,712,181
Municipal Bonds & Notes	—	1,832,201	—	1,832,201
Common Stocks	—	—	413,066	413,066
Preferred Securities	2,055,909	—	—	2,055,909
Preferred Securities/Capital Securities	—	23,959,842	—	23,959,842
Short-Term Investment Securities:
Registered Investment Companies	22,517,746	—	—	22,517,746
Time Deposits	—	38,196,000	—	38,196,000

Total Investments at Value	$24,573,655	$782,086,381	$716,081	$807,376,117

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$867,080	$—	$867,080

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$18,461	$—	$18,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a
Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended November 30, 2014, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of November 30, 2014, the High Yield Bond Fund and the Strategic Bond Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that a Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended November 30, 2014, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of November 30, 2014, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since exchange-traded futures contracts are centrally cleared.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended November 30, 2014, High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). As of November 30, 2014, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of Investments.

Credit default swaps are generally bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of November 30, 2014 for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of November 30, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of November 30, 2014, please refer to each Fund’s Portfolio of Investments

	High Yield Bond Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Credit contracts
Unrealized appreciation (depreciation) on swap contracts(2)	$45,336	$—
Foreign exchange contracts(3)	685	18,004

	$46,021	$18,004

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for credit default swap contracts was $3,880,450.
(3)	The average notional amount outstanding for forward foreign currency contracts was $9,190,220.

	Small Cap Value Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$133,700

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,416,993.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $38,660 as reported in the Portfolio of Investments.

	Socially Responsible Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$97,626

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $20,390,460.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $782,520 as reported in the Portfolio of Investments.

	Strategic Bond Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign Exchange contracts(2)	$867,080	$18,461

(1)	The Fund’s derivative contracts held during the period ended November 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $26,348,963.

Note 3. Repurchase Agreements

As of November 30, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.98%	$3,746,000
Socially Responsible	3.03%	5,742,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $189,628,000, a repurchase price of $189,628,000 and maturity date of December 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.63%	06/30/2019	$154,020,000	$156,226,182
U.S. Treasury Notes	2.13%	08/15/2021	35,445,000	36,158,366
U.S. Treasury Notes	8.00%	11/15/2021	20,000	28,032
U.S. Treasury Notes	8.13%	08/15/2021	710,000	1,008,463

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds own shares of various VCI or VCII Funds and securities issued by AIG or an affiliate thereof. For the period ended November 30, 2014, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2014
VALIC Co. I Blue Chip Growth Fund	$—	$—	$29,450,418	$—	$—	$—	$1,076,857	$30,527,275
VALIC Co. I Capital Conservation Fund	—	—	—	9,943,837	—	—	65,100	10,008,937
VALIC Co. I Dividend Value Fund	—	—	24,064,385	—	8,959,504	2,784,001	(2,226,310)	15,662,572
VALIC Co. I Emerging Economies Fund	—	—	26,219,503	—	—	—	(2,068,360)	24,151,143
VALIC Co. I Foreign Value Fund	—	—	34,303,227	4,859,735	5,449,196	777,284	(4,707,658)	29,783,392
VALIC Co. I Global Real Estate Fund	—	—	28,522,503	10,422,251	—	—	828,038	39,772,792
VALIC Co. I Government Securities Fund	—	—	3,554,689	6,367,317	—	—	90,392	10,012,398
VALIC Co. I Inflation Protected Fund	—	—	1,235,949	8,724,182	—	—	(4,994)	9,955,137
VALIC Co. I International Equities Index Fund	—	—	31,812,058	—	—	—	(1,256,879)	30,555,179
VALIC Co. I International Government Bond Fund	—	—	—	1,242,616	—	—	1,042	1,243,658
VALIC Co. I International Growth Fund	—	—	21,927,119	—	—	—	(296,313)	21,630,806
VALIC Co. I Mid Cap Index Fund	—	—	25,593,715	—	1,972,895	145,883	(234,095)	23,532,608
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,513,673	140,347	—	—	57,214	6,711,234
VALIC Co. I Nasdaq-100 Index Fund	—	—	18,034,846	—	—	—	1,153,171	19,188,017
VALIC Co. I Science & Technology Fund	—	—	18,497,800	—	2,912,349	1,465,367	(839,643)	16,211,175
VALIC Co. I Small Cap Index Fund	—	—	19,731,706	—	3,939,028	700,064	(668,409)	15,824,333
VALIC Co. I Small Cap Special Values Fund	—	—	8,708,436	—	362,523	156,269	(205,906)	8,296,276
VALIC Co. I Stock Index Fund	—	—	61,608,422	11,514,583	30,884,645	3,078,179	(3,077,379)	42,239,160
VALIC Co. I Value Fund	—	—	1,792,600	—	—	—	44,755	1,837,355
VALIC Co. II Capital Appreciation Fund	—	—	16,032,354	—	405,301	256,193	308,137	16,191,383
VALIC Co. II Core Bond Fund	—	—	29,046,205	1,966,362	659,009	(3,082)	142,344	30,492,820
VALIC Co. II High Yield Bond Fund	—	—	13,785,216	—	1,275,168	62,702	(211,074)	12,361,676
VALIC Co. II International Opportunities Fund	—	—	7,252,270	—	—	—	(346,237)	6,906,033
VALIC Co. II Large Cap Value Fund	—	—	7,047,372	—	—	—	140,306	7,187,678
VALIC Co. II Mid Cap Growth Fund	—	—	7,688,350	—	—	—	136,615	7,824,965
VALIC Co. II Mid Cap Value Fund	—	—	29,737,808	—	—	—	(437,495)	29,300,313
VALIC Co. II Small Cap Growth Fund	—	—	7,598,566	2,611,622	—	—	266,867	10,477,055
VALIC Co. II Small Cap Value Fund	—	—	16,694,674	—	924,476	173,199	(308,047)	15,635,350
VALIC Co. II Strategic Bond Fund	—	—	15,674,422	10,460,081	—	—	(168,423)	25,966,080

	$—	$—	$512,128,286	$68,252,933	$57,744,094	$9,596,059	$(12,746,384)	$519,486,800

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2014
VALIC Co. I Blue Chip Growth Fund	$—	$—	$11,306,890	$—	$—	$—	$413,438	$11,720,328
VALIC Co. I Capital Conservation Fund	—	—	6,215,151	7,340,942	—	—	102,181	13,658,274
VALIC Co. I Dividend Value Fund	—	—	4,716,328	—	3,227,748	768,963	(722,992)	1,534,551
VALIC Co. I Emerging Economies Fund	—	—	9,985,987	—	—	—	(787,758)	9,198,229
VALIC Co. I Foreign Value Fund	—	—	12,256,224	5,625,651	168,666	25,723	(1,803,057)	15,935,875
VALIC Co. I Global Real Estate Fund	—	—	8,869,435	2,024,304	—	—	164,581	11,058,320
VALIC Co. I Government Securities Fund	—	—	5,834,309	523,927	—	—	72,569	6,430,805
VALIC Co. I Inflation Protected Fund	—	—	14,064,662	—	272,087	15,763	(250,044)	13,558,294
VALIC Co. I International Equities Index Fund	—	—	11,456,813	6,091,493	—	—	(562,624)	16,985,682
VALIC Co. I International Government Bond Fund	—	—	—	3,194,329	—	—	2,678	3,197,007
VALIC Co. I International Growth Fund	—	—	7,616,819	2,259,423	—	—	(150,766)	9,725,476
VALIC Co. I Mid Cap Index Fund	—	—	11,192,240	—	3,616,282	570,092	(578,021)	7,568,029
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	2,036,364	99,855	—	—	19,486	2,155,705
VALIC Co. I Nasdaq-100 Index Fund	—	—	4,362,899	—	—	—	278,970	4,641,869
VALIC Co. I Science & Technology Fund	—	—	5,832,940	—	—	—	237,550	6,070,490
VALIC Co. I Small Cap Index Fund	—	—	6,295,890	—	2,022,543	284,115	(278,732)	4,278,730
VALIC Co. I Small Cap Special Values Fund	—	—	2,184,338	—	169,386	53,045	(65,715)	2,002,282
VALIC Co. I Stock Index Fund	—	—	23,216,977	5,702,171	13,788,602	598,337	(622,890)	15,105,993
VALIC Co. I Value Fund	—	—	160,119	—	—	—	3,998	164,117
VALIC Co. II Capital Appreciation Fund	—	—	3,182,328	—	—	—	114,227	3,296,555
VALIC Co. II Core Bond Fund	—	—	69,802,743	7,128,997	7,961,069	(24,995)	345,892	69,291,568
VALIC Co. II High Yield Bond Fund	—	—	28,007,537	—	2,285,990	171,403	(474,783)	25,418,167
VALIC Co. II International Opportunities Fund	—	—	1,813,850	968,324	—	—	(130,440)	2,651,734
VALIC Co. II Large Cap Value Fund	—	—	1,915,831	—	—	—	38,143	1,953,974
VALIC Co. II Mid Cap Growth Fund	—	—	2,069,301	71,684	—	—	38,624	2,179,609
VALIC Co. II Mid Cap Value Fund	—	—	10,182,224	—	3,227,748	1,243,459	(1,347,036)	6,850,899
VALIC Co. II Small Cap Growth Fund	—	—	1,301,649	341,481	—	—	42,847	1,685,977
VALIC Co. II Small Cap Value Fund	—	—	2,792,011	—	252,973	47,394	(70,425)	2,516,007
VALIC Co. II Strategic Bond Fund	—	—	54,074,938	4,214,978	—	—	(635,941)	57,653,975

	$—	$—	$322,746,797	$45,587,559	$36,993,094	$3,753,299	$(6,606,040)	$328,488,521

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2014
VALIC Co. I Blue Chip Growth Fund	$—	$—	$35,829,697	$—	$—	$—	$1,310,116	$37,139,813
VALIC Co. I Capital Conservation Fund	—	—	7,689,338	11,735,424	—	—	138,845	19,563,607
VALIC Co. I Dividend Value Fund	—	—	23,494,727	—	5,755,910	1,851,313	(1,175,432)	18,414,698
VALIC Co. I Emerging Economies Fund	—	—	32,678,889	—	—	—	(2,577,917)	30,100,972
VALIC Co. I Foreign Value Fund	—	—	43,812,815	1,847,755	527,873	80,506	(4,461,234)	40,751,969
VALIC Co. I Global Real Estate Fund	—	—	33,320,496	11,534,159	—	—	918,355	45,773,010
VALIC Co. I Government Securities Fund	—	—	10,286,451	5,202,709	—	—	161,780	15,650,940
VALIC Co. I Inflation Protected Fund	—	—	13,528,944	8,072,081	—	—	(210,502)	21,390,523
VALIC Co. I International Equities Index Fund	—	—	43,599,935	1,428,235	—	—	(1,638,978)	43,389,192
VALIC Co. I International Government Bond Fund	—	—	—	3,889,171	—	—	3,260	3,892,431
VALIC Co. I International Growth Fund	—	—	24,623,586	—	—	—	(332,751)	24,290,835
VALIC Co. I Mid Cap Index Fund	—	—	35,647,770	—	2,697,472	199,461	(316,168)	32,833,591
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	7,759,261	248,561	—	—	70,480	8,078,302
VALIC Co. I Nasdaq-100 Index Fund	—	—	21,532,019	—	—	—	1,376,785	22,908,804
VALIC Co. I Science & Technology Fund	—	—	23,871,246	—	—	—	972,172	24,843,418
VALIC Co. I Small Cap Index Fund	—	—	25,065,962	—	3,332,963	592,351	(541,844)	21,783,506
VALIC Co. I Small Cap Special Values Fund	—	—	9,604,265	—	614,144	206,239	(261,586)	8,934,774
VALIC Co. I Stock Index Fund	—	—	77,469,900	13,407,347	37,141,621	2,528,738	(2,814,838)	53,449,526
VALIC Co. I Value Fund	—	—	1,592,710	—	—	—	39,764	1,632,474
VALIC Co. II Capital Appreciation Fund	—	—	18,201,444	—	451,341	275,146	365,776	18,391,025
VALIC Co. II Core Bond Fund	—	—	122,951,710	6,712,037	10,255,699	(11,220)	543,578	119,940,406
VALIC Co. II High Yield Bond Fund	—	—	38,747,948	—	3,508,234	260,331	(677,862)	34,822,183
VALIC Co. II International Opportunities Fund	—	—	7,517,787	—	—	—	(358,913)	7,158,874
VALIC Co. II Large Cap Value Fund	—	—	7,463,917	—	—	—	148,599	7,612,516
VALIC Co. II Mid Cap Growth Fund	—	—	9,183,345	50,195	—	—	164,478	9,398,018
VALIC Co. II Mid Cap Value Fund	—	—	40,025,573	—	—	—	(588,846)	39,436,727
VALIC Co. II Small Cap Growth Fund	—	—	7,444,821	597,586	—	—	208,365	8,250,772
VALIC Co. II Small Cap Value Fund	—	—	15,542,952	—	1,130,767	211,847	(338,706)	14,285,326
VALIC Co. II Strategic Bond Fund	—	—	60,063,908	15,180,579	—	—	(688,288)	74,556,199

	$—	$—	$798,551,416	$79,905,839	$65,416,024	$6,194,712	$(10,561,512)	$808,674,431

Note 5. Federal Income Taxes

As of November 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$456,192,425	$69,867,604	$(6,573,229)	$63,294,375
Capital Appreciation	65,377,391	23,915,649	(869,989)	23,045,660
Conservative Growth Lifestyle	313,753,634	17,802,721	(3,067,834)	14,734,887
Core Bond	985,029,252	19,204,964	(6,567,735)	12,637,229
High Yield Bond	437,323,961	11,270,860	(13,252,881)	(1,982,021)
International Opportunities Fund	509,219,629	87,363,608	(24,088,809)	63,274,799
Large Cap Value	173,882,997	49,328,177	(3,913,401)	45,414,776
Mid Cap Growth	148,335,348	21,257,087	(4,174,026)	17,083,061
Mid Cap Value	744,629,438	235,887,867	(22,011,064)	213,876,803
Moderate Growth Lifestyle	728,013,458	86,666,243	(6,005,270)	80,660,973
Money Market	165,231,493	—	—	—
Small Cap Growth	125,610,810	25,209,887	(7,871,728)	17,338,159
Small Cap Value	511,794,958	109,769,042	(31,104,200)	78,664,842
Socially Responsible	504,350,881	230,235,757	(6,792,117)	223,443,640
Strategic Bond	812,101,978	13,909,345	(18,635,206)	(4,725,861)

Note 6. Unfunded Loan Commitments

At November 30, 2014, the Strategic Bond Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
SI Organization, Inc.	Delayed Draw	7/15/2015	$60,455	$60,405

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2015

Exhibit 99.CERT

CERTIFICATION PURSUANT TO SECTION 302

OF THE SARBANES-OXLEY ACT

I, John T. Genoy, certify that:

1. I have reviewed this report on Form N-Q of VALIC Company II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 27, 2015

/s/ John T. Genoy
John T. Genoy
President

CERTIFICATION PURSUANT TO SECTION 302

OF THE SARBANES-OXLEY ACT

I, Gregory R. Kingston, certify that:

1. I have reviewed this report on Form N-Q of VALIC Company II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 27, 2015

/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer